As filed with the Securities and Exchange Commission on September 11, 2008

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.              ☐

Post-Effective Amendment No. 62        ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 64                 ☒

(Check appropriate box or boxes)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Diana E. McCarthy, Esquire Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, Pennsylvania 19103-6996	with a copy to: Stephanie Nichols, Assistant Secretary PNC Global Investment Servicing (U.S.) Inc. 99 High Street, 27th Floor Boston, Massachusetts 02110

It Is Proposed That This Filing Become Effective (Check Appropriate Box)

☐ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Preliminary Prospectus dated September 11, 2008

Subject to Completion

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

NORTHERN FUNDS PROSPECTUS

NORTHERN MULTI-MANAGER FUNDS

•	MULTI-MANAGER EMERGING MARKETS EQUITY FUND

Prospectus Dated [            ], 2008

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or Northern Trust. An investment in the Fund involves investment risks, including possible loss of principal.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of Northern Funds are distributed by Northern Funds Distributors, LLC, 301 Bellevue Parkway, Wilmington, DE 19809. Northern Funds Distributors, LLC is not affiliated with Northern Trust.

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OVERVIEW

NORTHERN FUNDS (THE “TRUST”) IS A FAMILY OF NO-LOAD MUTUAL FUNDS THAT OFFERS A SELECTION OF FUNDS TO INVESTORS, EACH WITH A DISTINCT INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

The descriptions on the following pages may help you decide whether you would like to invest in the Multi-Manager Emerging Markets Equity Fund (the “Fund”). Keep in mind, however, that no fund can guarantee it will meet its investment objective, and no fund should be relied upon as a complete investment program.

This Prospectus describes an equity fund currently offered by the Trust. The Trust also offers other funds, including additional equity, fixed-income, money market and additional multi-manager funds, which are described in separate prospectuses.

In addition to the instruments described on the following pages, the Fund may use various investment techniques in seeking its investment objective. You can learn more about these techniques and their related risks by reading “Risks, Securities and Techniques” in this Prospectus beginning on page [ ] and in the Statement of Additional Information (“Additional Statement”).

MANAGER OF MANAGERS’ STRUCTURE

The Fund is managed by two Investment Advisers and one or more asset managers unaffiliated with the Investment Advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”). The Investment Advisers provide general investment management services to the Fund. They also have the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination, and replacement, subject to approval by the Board of Trustees. The Investment Advisers are also responsible for selecting the Fund’s investment strategies; allocating and reallocating assets among the Sub-Advisers consistent with the Fund’s investment objective and strategies; monitoring and evaluating Sub-Adviser performance; and implementing procedures to ensure that the Sub-Advisers comply with the Fund’s investment objective, policies and restrictions. In addition to providing these services, the Investment Advisers manage the cash portion of the Fund.

A description of the Investment Advisers and those Sub-Advisers currently providing services to the Fund is set forth on pages [    ] and [    ] hereof under the sections entitled “Investment Advisers” and “Fund Management.”

DEFINITIONS

EQUITY FUND. Multi-Manager Emerging Markets Equity Fund. This Fund invests primarily in equity securities. As used in this Prospectus, the term “equity securities” includes common stocks, preferred stocks, investment companies including exchange-traded funds (“ETFs”), interests in real estate investment trusts (“REITs”), convertible securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities.

MULTI-MANAGER FUNDS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily emerging market equity securities. Any income received is incidental to this objective.

Principal Investment Strategies and Risks

Investment Strategies. In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled in emerging and frontier markets. Emerging and frontier markets are defined as those markets included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index. As of June 30, 2008, the indices included the following markets: Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Estonia, Egypt, Hungary, India, Indonesia, Israel, Jordan, Kazakhstan, Kenya, Korea, Kuwait, Lebanon, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand Tunisia, Turkey. Ukraine, United Arab Emirates and Vietnam. These countries are subject to change with changes in the indices. The Sub-Advisers may also consider emerging and frontier markets as classified by the World Bank, International Finance Corporation or the United Nations and other similar agencies. The Fund may invest in companies of any size located in a number of countries throughout the world.

The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more Sub-Advisers, in percentages determined at the discretion of the Investment Advisers. Each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions. The Fund utilizes two principal styles intended to complement each other:

•

Value style whereby the Sub-Advisers seek to identify companies whose improving businesses are not fully recognized by the market and whose securities are thus selling at valuations less than should be expected.

•	Growth style whereby the Sub-Advisers seek to identify companies that are exhibiting rapid growth in their businesses.

When determining the allocations and reallocations to Sub-Advisers, the Investment Advisers will consider a variety of factors, including but not limited to the Sub-Adviser’s style, historical performance, and the characteristics of each Sub-Adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics).

The Fund intends to be fully invested at all times. However, for temporary defensive purposes and pending investment money received for share purchases or to facilitate Fund redemptions, the Fund may invest up to 100% of its assets in cash, high quality short-term investments and repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

Morgan Stanley Capital International, Inc. (“MSCI”) does not endorse any of the securities in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. It is not a sponsor of the Fund and is not affiliated with the Fund in any way.

The Sub-Advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Risks. These principal investment risks apply to the Fund: market, management, multi-manager, liquidity, stock, country, emerging and frontier markets, geographic concentration, foreign regulatory, derivatives, small cap and mid cap stock, currency, inflation and portfolio turnover risks. See page [    ] for a discussion of these risks.

More information on the Fund’s investment strategies and techniques is provided in “Risks, Securities and Techniques” beginning on page [    ] of this Prospectus.

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk that will affect the value of the Fund’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC, ANY OTHER GOVERNMENT AGENCY, OR NORTHERN TRUST.

The following summarizes the principal risks that apply to the Fund.

Market risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or last for extended periods.

Management risk is the risk that a strategy used by the Investment Advisers or one or more of the Sub-Advisers may fail to produce the intended results.

Multi-manager risk is the risk that while the Investment Advisers monitor each Sub-Adviser and monitor the overall management of the Fund, each Sub-Adviser makes investment decisions independently from the others. It is possible that the Sub-Advisers’ investment styles will not always be complementary, which could affect the performance of the Fund.

Liquidity risk is the risk that the Fund will not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell securities of companies, including small and mid-sized companies, due to low trading volume, unusual market conditions, an unusually high volume of redemption requests or other reasons.

Stock risk is the risk that stock prices have historically risen and fallen in periodic cycles. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Fund holds may decline over short or extended periods. This volatility means that the value of your investment in the Fund may increase or decrease. Over the past several years, stock markets have experienced substantial price volatility. Growth stocks are generally more sensitive to market movements than other types of stocks and their stock prices may therefore be more volatile and present a higher degree of risk of loss. Value stocks, on the other hand, may fall out of favor with investors and underperform growth stocks during any given period.

Country risk is the potential for price fluctuations in foreign securities because of political, financial, social and economic events in foreign countries. Investment of more than 25% of the Fund’s total assets in securities of issuers located in one country will subject the Fund to increased country risk with respect to the particular country. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Emerging and frontier markets risk is the risk that the securities markets of emerging and frontier countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. In some countries in which the Fund may invest, the government may limit the amount of investments by foreign persons as well as the types of securities in which they can invest. They may also restrict the repatriation of and/or levy taxes on the investment income, capital gains or the proceeds of sales of the Fund’s securities. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. Any of these factors may cause the price of the Fund’s shares to decline.

Geographic concentration risk is the risk that the Fund’s assets may be concentrated in countries located in the same geographic region. This concentration will subject the Fund to risks associated with that particular region, such as general and local economic, political and social conditions.

Foreign regulatory risk is the risk that a foreign security could lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards.

Derivatives risk is the risk that loss may result from the Fund’s investments in options, futures, swaps, structured securities and other derivative instruments, which may be leveraged. Investments in derivative instruments may result in losses exceeding the amounts invested. The Fund may use derivatives to hedge against market declines, in anticipation of the purchase of securities or for liquidity management purposes.

Small cap and mid cap stock risk is the risk that stocks of smaller and mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. As a result, their performance can be more volatile and they may face a greater risk of business failure, which could increase the volatility of the Fund’s investments. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to a greater degree of change in their earnings and prospects. Securities of small companies may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Generally, the smaller the company size, the greater the risk.

Currency risk is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. Because the Fund’s net asset value (“NAV”) is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Portfolio turnover risk is the risk that high portfolio turnover is likely to result in increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rates for the Fund may be higher than the rates of other similar funds that have a single investment adviser.

More information about the Fund’s investment strategies and techniques is provided in “Risks, Securities and Techniques” beginning on page [    ]. You should carefully consider the risks discussed in this section and in “Risks, Securities and Techniques” before investing in the Fund.

FUND PERFORMANCE

The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please see page [    ] for the relevant footnotes to the following table. Please note that the following information does not reflect any charges that may be imposed by The Northern Trust Company (“TNTC”), its affiliates, correspondent banks and other institutions on their customers. (For more information, please see “Account Policies and Other Information – Financial Intermediaries” on page [    ].)

	SHAREHOLDER FEES (fees paid directly from your investment)
Fund	Sales Charge (Load) Imposed On Purchases	Deferred Sales Charge (Load)	Sales Charge (Load) Imposed On Reinvested Distributions	Redemption Fees(1)		Exchange Fees

Multi-Manager Emerging Markets Equity	None	None	None	2.00	%(2)	None

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from fund assets)

Fund	Management Fees	Distribution (12b-1) Fees(3)	Other Expenses(4)	Total Annual Fund Operating Expenses(5)
Multi-Manager Emerging Markets Equity	1.20%	0.00%	0.50%	1.70%

Footnotes

(1)	A fee of $15.00 may be applicable for each wire redemption.
(2)	The Fund has a redemption fee on shares sold or exchanged (as a percentage of amount redeemed) within 30 days of purchase.
(3)

The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1 but the Plan has not been implemented with respect to the Fund. The Rule 12b-1 Plan may be implemented at any time without further Board approval. The Fund does not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of the Fund’s average net assets under the Trust’s Distribution and Service Plan.

(4)

“Other Expenses” are estimated for the current fiscal year. These expenses include custody, accounting, transfer agency and co-administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. The Co-Administrators are entitled to a co-administration fee from the Fund at an annual rate of 0.15% of the average daily net assets of the Fund. All or portions of this fee may be retained by either Co-Administrator as they may from time to time agree. The Transfer Agent is entitled to transfer agency fees of 0.10% of the average daily net assets of the Fund.

(5)

As a result of the Investment Advisers’ voluntary expense reimbursements, “Total Annual Net Fund Operating Expenses” that are expected to be actually incurred by the Fund are set forth below. By operation of these voluntary expense reimbursements at their current rates, the total fees paid by the Fund to TNTC and its affiliates for their services to the Fund approximate “Total Annual Net Fund Operating Expenses.” The Investment Advisers’ voluntary expense reimbursements may be modified, terminated or implemented at any time at the option of the Investment Advisers. When this occurs, “Total Annual Net Fund Operating Expenses” may increase (or decrease) without shareholder approval.

	TOTAL ANNUAL NET FUND OPERATING EXPENSES—AFTER VOLUNTARY EXPENSE REIMBURSEMENTS (see footnote 5 above)
Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Reimbursed Amounts*	Total Annual Net Fund Operating Expenses
Multi-Manager Emerging Markets Equity	1.20%	0.00%	0.50%	0.20%	1.50%

*	“Reimbursed Amounts” are charged first against “Management Fees” and then, if necessary, against “Other Expenses” to the extent they exceed “Management Fees.”

Example

The following Example is intended to help you compare the cost of investing in the Fund (without expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years
Multi-Manager Emerging Markets Equity	$173	$536

INVESTMENT ADVISERS

Northern Trust Global Advisors, Inc. (“NTGA”) and Northern Trust Investments, N.A. (“NTI”) (each an “Investment Adviser” and collectively, the “Investment Advisers”), are each a direct subsidiary of the Northern Trust Corporation and TNTC, respectively, and serve jointly as the Investment Advisers for the Fund and are responsible for its overall administration. NTGA is located at 300 Atlantic Street, Stamford, Connecticut 06901, and NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTGA, NTI, and TNTC are referred to collectively in this Prospectus as “Northern Trust.”

NTGA is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). It has over 25 years of experience evaluating investment advisory firms. NTGA primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

NTI is an investment adviser registered under the Advisers Act. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. TNTC is the principal subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of June 30, 2008, it had assets under custody of $4.0 trillion, and assets under investment management of $751 billion.

Under the Advisory Agreement with the Trust, each Investment Adviser, subject to the general supervision of the Northern Multi-Manager Funds’ Board of Trustees, is responsible for: (1) selecting the overall investment strategies of the Fund; (2) recommending and selecting Sub-Advisers; (3) allocating and reallocating assets among the Sub-Advisers where the Fund has more than one Sub-Adviser; (4) monitoring and evaluating Sub-Adviser performance; and (5) implementing procedures to ensure that the Sub-Advisers comply with the Fund’s investment objective, policies and restrictions.

Investment Sub-Advisers

The Fund has received an exemptive order from the SEC that permits the Investment Advisers to engage or terminate a Sub-Adviser, and to enter into and materially amend an existing Sub-Advisory Agreement, upon the approval of the Board of Trustees, without obtaining shareholder approval. The Sub-Advisers will provide investment advisory services to the Fund except for cash management services, which will be provided by the Investment Advisers. The Investment Advisers will select Sub-Advisers based upon the Sub-Adviser’s skills in managing assets pursuant to particular investment styles and strategies. The Investment Advisers will monitor existing Sub-Advisers based on their investment styles, strategies, and results in managing assets for specific asset classes. Each Sub-Adviser will have discretion to select portfolio securities for its portion of the Fund, but must select those securities according to the Fund’s investment objective and restrictions.

The current Sub-Advisers for the Fund and their portfolio managers are set forth on page [ ] under the section entitled “Fund Management.”

ADVISORY FEES

As compensation for advisory services and the assumption of related expenses, the Investment Advisers are entitled to an advisory fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of the Fund’s average daily net assets).

A discussion regarding the Board of Trustees’ basis for approving the Fund’s Advisory Agreement and Sub-Advisory Agreements will be available in the Fund’s annual report to shareholders dated March 31, 2009. The Sub-Advisers’ fees are paid by the Investment Advisers out of their advisory fee.

	Contractual Rate
Fund	First $1 Billion	Next $1 Billion	Over $2 Billion
Multi-Manager Emerging Markets Equity Fund	1.20%	1.13%	1.08%

FUND MANAGEMENT

THE SUB-ADVISERS AND FUND MANAGERS TO THE FUND

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of assets of the Fund allocated to it, subject to general supervision of the Investment Advisers and the Board of Trustees.

[To be added by Post Effective Amendment]

Additional information about the Fund Managers’ compensation, other accounts managed by the Fund Managers and the Fund Managers’ ownership of securities in the Fund is available in the Additional Statement.

OTHER FUND SERVICES

TNTC serves as Transfer Agent and Custodian for the Fund. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. In addition, NTI and PNC Global Investment Servicing (U.S.) Inc. (formerly named PFPC Inc.) serve as Co-Administrators for the Fund. The fees that TNTC, NTI and PNC Global Investment Servicing (U.S.) Inc. receive for their services in these capacities are described under “Fund Fees and Expenses” and in the Additional Statement.

Pursuant to an exemptive order issued by the SEC concerning such arrangements, TNTC also may render securities lending services to the Fund. For such services, TNTC may receive a fee of up to 35% of the net revenue earned by the Fund on each securities loan. In addition, cash collateral received by the Fund in connection with a securities loan may be invested in shares of other registered or unregistered funds that pay investment advisory or other fees to NTI, TNTC or an affiliate.

Pursuant to the same exemptive order, the Fund invests its uninvested cash in a money market fund advised by one or more of the Investment Advisers or their affiliates. Accordingly, the Fund will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the Investment Advisers and/or their affiliates. Currently, the uninvested cash of the Fund is invested in the Northern Institutional Diversified Assets Portfolio. The aggregate annual rate of advisory, co-administration, transfer agency and custody fees payable to the Investment Advisers and/or their affiliates on the assets invested in the Northern Institutional Diversified Assets Portfolio are 0.35%.

TNTC, NTI and other Northern Trust affiliates may provide other services to the Fund and receive compensation for such services, if consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules, exemptive orders and no-action letters issued by the SEC thereunder. Unless required, investors in the Fund may or may not receive specific notice of such additional services and fees.

ABOUT YOUR ACCOUNT

PURCHASING AND SELLING SHARES

PURCHASING SHARES

You may purchase shares directly from the Trust or, if you maintain certain accounts, through Northern Trust and certain other institutions. If you have any questions or need assistance in opening an investment account or purchasing shares, call 800-595-9111.

OPENING AN ACCOUNT

Directly from the Fund. You may open a shareholder account and purchase shares directly from the Fund with a minimum initial investment of $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

For your convenience, there are a number of ways to invest directly in the Fund:

BY MAIL

•	Read this Prospectus carefully.

•	Complete and sign the New Account Application.

•	Enclose a check payable to Northern Funds.

•

If you are investing on behalf of a corporation or other entity, your New Account Application must be accompanied by a certified corporate resolution or other acceptable evidence of authority (if applicable).

•	Mail your check, certified corporate resolution (if applicable) and completed New Account Application to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

•	For overnight delivery use the following address:

Northern Funds

801 South Canal Street

Chicago, Illinois 60607

•	For subsequent investments:

•	Enclose your check with the investment slip portion of the confirmation of your previous investment; or

•	Indicate on your check or a separate piece of paper your name, address and account number.

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash, travelers checks, money orders and third party checks are not acceptable.

BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER

To open a new account:

•	For more information or instructions regarding the purchase of shares, call the Northern Funds Center at 800-595-9111.

•	Complete a New Account Application and send it to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

To add to an existing account:

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

(Reference 10-Digit Fund account number)

(Reference Shareholder’s Name)

BY DIRECT DEPOSIT

To purchase additional shares:

•	Determine if your employer has direct deposit capabilities through the ACH.

•	Have your employer send payments to:

ABA Routing No. 0710-00152

(Reference 10-Digit Fund account number)

(Reference Shareholder’s Name)

•	The minimum periodic investment for direct deposit is $50.

BY AUTOMATIC INVESTMENT

To open a new account:

•	Complete a New Account Application, including the Automatic Investment section.

•	Send it to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

•	The minimum initial investment is $250; $50 for monthly minimum additions.

To add to an existing account:

•	Call 800-595-9111 to obtain an Automatic Investment Plan Form.

•	The minimum for automatic investment additions is $50.

If you discontinue participation in the plan, the Fund reserves the right to redeem your account involuntarily, upon 30 days’ written notice, if the account’s NAV is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Fund’s NAV.

BY DIRECTED REINVESTMENT

You may elect to have your income dividend and capital gain distributions automatically invested in another Fund account.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account (which must meet the minimum investment requirement).

BY EXCHANGE

You may open a new account or add to an existing account by exchanging shares of one fund of the Trust for shares of any other fund offered by the Trust. See “Selling Shares – By Exchange.”

BY INTERNET

You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.

THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you have an account with Northern Trust, you may purchase shares through Northern Trust. You also may purchase shares through other financial institutions that have entered into agreements with the Trust. To determine whether you may purchase shares through your institution, contact your institution directly or call 800-595-9111. Northern Trust and other financial institutions may impose charges against your account which will reduce the net return on an investment in the Fund. These charges may include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income.

SELLING SHARES

Redeeming and exchanging directly from the Fund. If you purchased shares directly or, if you purchased your shares through an account at Northern Trust or another financial institution and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

BY MAIL

Send a written request to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

The redemption request must include:

•	The number of shares or the dollar amount to be redeemed;

•	The Fund account number;

•	The signatures of all account owners;

•	A signature guarantee also is required if:

•	The proceeds are to be sent elsewhere than the address of record, or

•	The redemption amount is greater than $50,000.

BY WIRE

If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank.

•	Call the Transfer Agent at 800-595-9111 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

BY SYSTEMATIC WITHDRAWAL

If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other funds of the Trust.

•	Call 800-595-9111 for an application form and additional information.

•	The minimum amount is $250 per withdrawal.

BY EXCHANGE

The Trust offers you the ability to exchange shares of one fund in the Trust for another fund in the Trust.

•	When opening an account, complete the Exchange Privilege section of the New Account Application or, if your account is already opened, send a written request to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

•	Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA).

•	Call 800-595-9111 for more information.

BY TELEPHONE

If you authorize the telephone privilege on your New Account Application, you may redeem shares by telephone.

•	If your account is already opened, send a written request to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

•	The request must be signed by each owner of the account and must be accompanied by signature guarantees.

•	Call 800-595-9111 to use the telephone privilege.

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During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined on page [    ] under “Selling Shares – By Mail” and outlined below under “Selling Shares – By Internet.”

BY INTERNET

You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.

REDEEMING AND EXCHANGING THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you purchased your shares through an account at Northern Trust or through another financial institution, you may redeem or exchange your shares according to the instructions pertaining to that account.

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Although the Trust imposes no charges when you redeem shares of the Fund (other than the 2.00% redemption fee charged for shares of the Fund held for less than 30 days), when shares are purchased through an account at Northern Trust or through other financial institutions, a fee may be charged by those institutions for providing services in connection with your account.

•	Contact your account representative at Northern Trust or at another financial institution for more information about redemptions or exchanges.

ACCOUNT POLICIES AND OTHER INFORMATION

Calculating Share Price. The Trust issues shares and redeems shares at NAV. The NAV for the Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares. The NAV is calculated on each Business Day as of 3:00 p.m. Central time for the Fund. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order as described on page [    ].

Investments of the Fund for which market quotations are readily available are priced at their market value. If market quotations are not readily available, or if it is believed that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be otherwise determined in good faith under procedures established by the Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, governmental actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Fund are valued at their amortized cost, which, according to the Investment Advisers, approximates market value.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

Timing of Purchase Requests. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary by 3:00 p.m. Central time on any Business Day will be executed the day they are received by either the Transfer Agent or other authorized intermediary, at that day’s closing share price for the Fund, provided that one of the following occurs:

•	The Transfer Agent receives payment by 3:00 p.m. Central time on the same Business Day; or

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The requests are placed by a financial or authorized intermediary that has entered into a servicing agreement with the Trust and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the same Business Day or on the next Business Day, depending on the terms of the Trust’s agreement with the intermediary.

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m. Central time on a Business Day will be executed on the next Business Day, at that day’s closing share price for the Fund, provided that payment is made as noted above.

Miscellaneous Purchase Information.

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You will be responsible for all losses and expenses of the Fund, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

•	Exchanges into the Fund from another fund in the Trust may be subject to any redemption fee imposed by the other fund.

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You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.

•	The Trust reserves the right to reject any purchase order. The Trust also reserves the right to change or discontinue any of its purchase procedures.

•	In certain circumstances, the Trust may advance the time by which purchase orders must be received. See “Early Closings” on page [ ].

Timing of Redemption and Exchange Requests. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a Business Day by 3:00 p.m. Central time will be executed on the same day at that day’s closing share price for the Fund (less any applicable redemption fee).

Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m. Central time on a Business Day will be executed the next Business Day, at that day’s closing share price for the Fund (less any applicable redemption fee).

Payment of Redemption Proceeds. Redemption proceeds normally will be sent or credited on the Business Day following the Business Day on which such redemption request is received in good order by the deadline noted above. However, if you have recently purchased shares with a check or through an electronic transaction, payment may be delayed as discussed on page [ ] under “Miscellaneous Redemption Information.”

Redemption Fees. The Fund charges a 2.00% redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.

The Fund is authorized to waive the redemption fee for the following transactions:

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Redemptions from omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that inform the Fund that they are unable to impose a redemption fee on their underlying customer accounts;

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Redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

•	Redemptions pursuant to systematic withdrawal plans and automatic exchange plans;

•	Redemptions of shares acquired by reinvestment of dividends, distributions or other payments;

•	Redemptions due to the death or the post-purchase disability of the beneficial owner of the account;

•	Redemptions to satisfy minimum required distributions from retirement accounts;

•	Redemptions representing the return of excess contributions in retirement accounts; and

•	Redemptions initiated by the Fund.

In addition to the circumstances noted above, the Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is consistent with the best interests of the Fund, to the extent permitted by law. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time and will give 60 days’ prior written notice of any material changes, unless otherwise provided by law.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should pay the redemption fee. Due to operational requirements, a financial intermediary’s method for tracking and calculating the redemption fee may differ in some respects from that used by the Fund. Northern will ask financial intermediaries to assess redemption fees on shareholder accounts in appropriate cases and remit these fees to the Fund. However, for the reasons set forth above, there can be no assurance that the financial intermediaries will properly assess redemption fees. Customers purchasing shares from financial intermediaries should contact these intermediaries or refer to their account agreements or plan documents for more information on how the redemption fee is applied to their shares.

Miscellaneous Redemption Information. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. Redemptions are subject to the following restrictions:

•	The Trust may require any information from the shareholder reasonably necessary to ensure that a redemption has been duly authorized.

•	Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

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The Trust reserves the right, on 30 days’ written notice, to redeem the shares held in any account if, at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund’s NAV.

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If you are redeeming shares recently purchased by check or electronic transaction, your redemption request may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days.

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The Trust and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders or the Transfer Agent.

•

You may initiate transactions between Northern Trust banking and the Trust’s accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.

•	The Trust reserves the right to change or discontinue any of its redemption procedures.

•

The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

•	In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See “Early Closings” on page [ ].

Exchange Privileges. You may exchange shares of one fund in the Trust for shares of another fund in the Trust only if the registration of both accounts is identical. Both accounts must have the same owner’s name and title, if applicable. An exchange is a redemption of shares of one fund and the purchase of shares of another fund in the Trust. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Trust reserves the right to waive or modify minimum investment requirements in connection with exchanges.

The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the shares you are acquiring.

Policies and Procedures on Excessive Trading Practices. In accordance with the policy adopted by the Board of Trustees, the Trust discourages market timing and other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only. Excessive, short-term (market timing) trading practices may disrupt fund management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Fund, which invests primarily in foreign securities, may be susceptible to the risk of excessive, short-term trading due to the potential for time zone arbitrage. These risks may be enhanced with respect to the Fund due to its investments in issuers located in emerging markets. Securities of emerging market issuers tend to be less liquid than issuers located in developed markets, and Funds that invest principally in issuers located in emerging markets may therefore be subject to an increased risk of arbitrage. The Trust and Northern Trust reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Northern Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders (or Northern Trust), the Trust (or Northern Trust) will exercise this right if, in the Trust’s (or Northern Trust’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Northern Trust), has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of Northern Trust or any affiliated person or associated person of Northern Trust.

To deter excessive shareholder trading, a shareholder is restricted to no more than two “round trips” in the Fund during a calendar quarter. A “round trip” is a redemption or exchange out of the Fund followed by a purchase or exchange into the same Fund. The Trust is authorized to permit more than two “round trips” in the Fund during a calendar quarter if the Trust determines in its reasonable judgment that the Trust’s excessive trading policies would not be violated. Examples of such transactions include, but are not limited to, trades involving:

•	asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

•	systematic withdrawal plans and automatic exchange plans;

•	reinvestment of dividends, distributions or other payments;

•	a death or post-purchase disability of the beneficial owner of the account;

•	minimum required distributions from retirement accounts;

•	the return of excess contributions in retirement accounts; and

•	redemptions initiated by the Fund.

In addition, the Fund imposes a redemption fee on redemptions made within 30 calendar days of purchase subject to certain exceptions. For further information, please see “Redemption Fees” on page [    ]. As

described below and in “Redemption Fees” it should be noted that the Trust’s ability to monitor and limit the trading activity of shareholders investing in the Fund through an omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts.

Pursuant to the policy adopted by the Board of Trustees, the Trust has developed criteria that it uses to identify trading activity that may be excessive. The Trust reviews on a regular and periodic basis available information relating to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, the Trust, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, the Trust detects excessive, short-term trading, whether or not the shareholder has made two round trips in a calendar quarter, the Trust may reject or restrict a purchase or exchange request and may further seek to close an investor’s account with the Fund. The Trust may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Trust will apply the criteria in a manner that, in the Trust’s judgment, will be uniform.

Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. In addition, Fund shares may be held in omnibus 401(k) plans, retirement plans and other group accounts. Omnibus accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where the purchases and redemptions of Fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the Fund. While Northern Trust may monitor share turnover at the omnibus account level, the Fund’s ability to monitor and detect market timing by shareholders or apply any applicable redemption fee in these omnibus accounts is limited. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Fund and Northern Trust will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

If necessary, the Trust may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediary’s customers. Financial intermediaries may also monitor their customers’ trading activities in the Trust. Certain financial intermediaries may monitor their customers for excessive trading according to their own excessive trading policies. The Trust may rely on these financial intermediaries’ excessive trading policies in lieu of applying the Trust’s policies. The financial intermediaries’ excessive trading policies may differ from the Trust’s policies and there is no assurance that the procedures used by financial intermediaries will be able to curtail excessive trading activity in the Trust.

In-Kind Purchases and Redemptions. The Trust reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund. The Trust also reserves the right to pay redemptions by a distribution “in-kind” of securities (instead of cash) from the Fund. See the Additional Statement for further information about the terms of these purchases and redemptions.

Telephone Transactions. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing or follow the procedures found on pages [ ] or [ ] for initiating transactions by the Internet.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder’s address of record.

The Trust reserves the right to refuse a telephone redemption.

Making Changes to Your Account Information. You may make changes to wiring instructions, address of record or other account information only in writing. These instructions must be accompanied by a signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program (“STAMP”), or other acceptable evidence of authority. Additional requirements may be imposed. In accordance with SEC regulations, the Fund and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder’s current address.

Signature Guarantees. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority must be provided. Additional requirements may be imposed by the Trust. In addition to the situations described in this Prospectus, the Trust may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

Business Day. A “Business Day” is each Monday through Friday when the New York Stock Exchange (the “Exchange”) is open for business. For any given calendar year, the Fund will be closed on the following holidays or as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Good Order. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered, including a certified corporate resolution or other acceptable evidence of authority (if applicable). Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable;

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Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 800-595-9111 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account will not be considered to be “in good order” unless the investor has provided all information required by the Trust’s “Customer Identification Program” described below.

Customer Identification Program. Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Trust. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or the Trust’s customer identification program, the Trust reserves the right to: (a) place limits on account transactions until the investor’s identity is verified; (b) refuse an investment in the Trust or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Trust and its agents will not be responsible for any loss in an investor’s account resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

Early Closings. The Fund reserves the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange closes early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Fund may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

Emergency or Unusual Events. In the event the Exchange does not open for business because of an emergency or unusual event, the Trust may, but is not required to, open the Fund for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency situation or unusual event, please call 800-595-9111 or visit northernfunds.com.

Financial Intermediaries. The Trust may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase, redemption and exchange orders from their customers on behalf of the Fund. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Trust. The Fund will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

The Trust may enter into agreements with certain financial intermediaries, including affiliates of Northern Trust, that perform support and/or distribution services for their customers who own Fund shares (“Service Organizations”). These support services may include:

•	assisting investors in processing purchase, exchange and redemption requests;

•	processing dividend and distribution payments from the Fund;

•	providing information to customers showing their positions in the Fund; and

•	providing subaccounting with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting.

In addition, Service Organizations may provide distribution services, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of Fund shares.

For their services, Service Organizations may receive fees from the Fund at annual rates of up to 0.25% of the average daily NAV of the shares covered by their agreements. Because these fees are paid out of the Fund’s assets on an on-going basis, they will increase the cost of your investment in the Fund.

Northern Trust also may provide compensation to certain dealers and other financial intermediaries, including affiliates of Northern Trust, for marketing and distribution in connection with the Trust. Northern Trust may also sponsor informational meetings, seminars and other similar programs designed to market the Trust. The amount of such compensation and payments may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Advisers (after adjustments). The additional compensation and payments will be paid by Northern Trust or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Fund available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid.

Investors purchasing shares through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges that will reduce the net return on an investment in the Fund. If an investor has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the investor may be required to redeem all or a portion of the investor’s investment in the Fund.

Conflict of interest restrictions may apply to the receipt of compensation by a Service Organization or other financial intermediary in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.

State securities laws regarding the registration of dealers may differ from federal law. As a result, Service Organizations and other financial intermediaries investing in the Fund on behalf of their customers may be required to register as dealers.

Agreements that contemplate the provision of distribution services by Service Organizations and other financial intermediaries are governed by a Distribution and Service Plan (the “Plan”) that has been adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Payments to Service Organizations and other financial intermediaries, including Northern Trust, under the Plan are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs. As of this date, the Plan has not been implemented with respect to the Fund.

Portfolio Holdings. The Fund, or its duly authorized service providers, may publicly disclose holdings of the Fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

A complete schedule of the Fund’s holdings, current as of calendar quarter-end, will be available on the Fund’s Web site at northernfunds.com no earlier than ten (10) calendar days after the end of the respective period. The Fund will also publish its top ten holdings on its Web site, current as of month end, no earlier than ten (10) calendar days after the end of the month. This information will remain available on the Web site at least until the Fund files with the SEC its semiannual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Trust’s Policy on Disclosure of Portfolio Holdings is available in the Additional Statement.

Shareholder Communications. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of September 30 and with an annual report containing audited financial statements as of March 31. If you have consented to the delivery of a single copy of shareholder reports, prospectuses, proxy statements or information statements to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, IL 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation.

The Trust may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Funds Center at P.O. Box 75986, Chicago, IL 60675-5986, calling 800-595-9111 or by sending an e-mail to: northern-funds@ntrs.com.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS OF THE FUND ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES OF THE FUND WITHOUT ANY SALES CHARGE.

You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in shares of another Fund in the Trust at its NAV per share. If you would like to receive dividends or distributions in cash or have them reinvested in another Fund in the Trust, you must notify the Transfer Agent in writing. This election will become effective for distributions paid two days after its receipt by the Transfer Agent. Dividends and distributions only may be reinvested in a fund in the Trust in which you maintain an account.

Dividend and capital gain distributions that are returned to the Fund as undeliverable will be reinvested into your account upon return receipt at the Fund’s then current NAV. Also, future distributions will be reinvested until the Fund receives valid delivery instructions.

The following table summarizes the general distribution policies for the Fund. The Fund may, in some years, pay additional dividends or make additional distributions to the extent necessary for the Fund to avoid incurring unnecessary tax liabilities or for other reasons.

Fund	Dividends, if any, Declared and Paid	Capital Gains, if any, Declared and Paid
Multi-Manager Emerging Markets Equity	Annually	Annually

TAX CONSIDERATIONS

The following is a summary of certain tax considerations that may be relevant to an investor in the Fund. Except where otherwise indicated, the discussion relates to shareholders who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. The Fund intends to qualify as a regulated investment company for federal tax purposes, and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on the Fund’s distributions to you, regardless of whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of the Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. However, currently a sunset provision provides that the 15% long-term capital gain rate will increase to 20% for taxable years beginning after December 31, 2010. Every year, the Trust will send you information detailing the amount of ordinary income and capital gains distributed to your account for the previous year.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”) for when certain other requirements are met, then all distributions paid by the Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. This lower rate for “qualifying dividends” is also currently scheduled to expire after 2010. For taxable years beginning after December 31, 2010, “qualifying dividends” will be taxed at ordinary income rates.

A portion of distributions paid by the Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. It is expected that distributions paid by the Fund will generally not qualify for this deduction.

Distributions from the Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you buy shares of the Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Foreign Taxes. The Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. It is expected that the Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If it chooses not to make this election, the Fund, will be entitled to deduct such taxes in computing the amounts it is required to distribute.

Sales and Exchanges. The sale, exchange, or redemption of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable unless the shares are acquired with borrowed funds.

Backup Withholding. The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 28% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of the Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in the Fund.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax advisor regarding the tax status of distributions in your state and locality.

Consult Your Tax Professional. Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. More tax information relating to the Fund is also provided in the Additional Statement. This short summary is not intended as a substitute for careful tax planning.

RISKS, SECURITIES AND TECHNIQUES

THIS SECTION TAKES A CLOSER LOOK AT SOME OF THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS WHICH ARE SUMMARIZED IN THE RISK/RETURN SUMMARIES FOR THE FUND. It also explores the various investment securities and techniques that the Sub-Advisers may use. The Fund may invest in other securities and are subject to further restrictions and risks that are described in the Additional Statement. Additionally, the Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and strategies.

Additional Information on Investment Objective, Principal Investment Strategies and Related Risks

Investment Objective. The Fund’s investment objective may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in the Fund having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Fund.

Derivatives. The Fund may purchase certain “derivative” instruments for hedging purposes. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest or currency exchange rates, or other indices. Derivative securities include futures contracts, options, interest rate and currency swaps, equity swaps and forward currency contracts.

Investment Strategy. Under normal market conditions, the Fund may, to a moderate extent invest, in derivative securities including options, futures, forward currency contracts and currency and equity swaps if the potential risks and rewards are consistent with the Fund’s objective, strategies and overall risk profile. In unusual circumstances, including times of increased market volatility, the Fund may make more significant investments in derivatives. The Fund may use derivatives for hedging purposes to offset a potential loss in one position by establishing an interest in an opposite position, in anticipation of the purchase of securities or for liquidity management purposes. The Fund does not intend to use derivatives for speculative purposes (i.e., to invest for potential income or capital gain).

Special Risks. Engaging in derivative transactions involves special risks, including (a) market risk that the Fund’s derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Fund will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, the Fund may suffer a loss whether or not the analysis of the Sub-Advisers is accurate.

Foreign Investments. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the U.S., and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community and The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Investment Strategy. The Fund intends to invest a substantial portion of its total assets in foreign securities. The Fund also may invest in foreign time deposits and other short-term instruments.

The Fund intends to invest a substantial portion of its total assets in foreign countries that are considered emerging markets. Such countries may include, but are not limited to, Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey, Bulgaria, Croatia, Estonia, Kazakhstan, Romania, Slovenia, Ukraine, Kenya, Mauritius, Nigeria, Tunisia, Lebanon, Bahrain, Kuwait, Oman, Qatar, United Arab Emirates, Sri Lanka and Vietnam.

Special Risks. Foreign securities involve special risks and costs, which are considered by the Sub-Advisers in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Fund’s investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Fund are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Special Risks – Emerging and Frontier Markets. Additional risks are involved when investing in countries with emerging economies or securities markets. The Fund invests primarily in emerging and frontier markets issuers. Emerging and frontier markets countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations, and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States, and may involve the Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations. The Fund’s purchase and sale of portfolio securities in certain emerging and frontier countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume or holdings of the Fund, the investment adviser, its affiliates and their respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

Investments in some emerging and frontier countries, such as those located in Asia, may be restricted or controlled. In some countries, direct investments in securities may be prohibited and required to be made through investment funds controlled by such countries. These limitations may increase transaction costs and adversely affect a security’s liquidity, price, and the rights of the Fund in connection with the security.

Unanticipated political, economic or social developments may affect the value of the Fund’s investments in emerging and frontier market countries and the availability to the Fund of additional investments in these countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. There have been occasional limitations on the movements of funds and other assets between different countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Many emerging countries are subject to rapid currency devaluations and high inflation and/or economic recession and significant debt levels. These economic factors can have a material adverse affect on these countries’ economies and their securities markets. Moreover, many emerging countries’ economies are based on only a few industries and/or are heavily dependent on global trade. Therefore, they may be negatively affected by declining commodity prices, factors affecting their trading markets and partners, exchange controls and other trade barriers, currency valuations and other protectionist measures.

From time to time, certain of the companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Many emerging and frontier countries also impose withholding or other taxes on foreign investments, which may be substantial and result in lower Fund returns.

The creditworthiness of firms used by the Fund to effect securities transactions in emerging and frontier countries may not be as strong as in some developed countries. As a result, the Fund could be subject to a greater risk of loss on its securities transactions if a firm defaults on its responsibilities.

The Fund’s ability to manage its foreign currency may be restricted in emerging countries. As a result, a significant portion of the Fund’s currency exposure in these countries may not be covered.

Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Initial Public Offerings. An IPO is a company’s first offering of stock to the public.

Investment Strategy. The Fund may invest in IPOs.

Special Risks. An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it subsequently will distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Portfolio Turnover. The portfolio turnover rates for the Fund is likely to be higher than the rates for comparable mutual funds with a single portfolio manager. Each of the Fund’s Sub-Advisers makes decisions to buy or sell securities independently from other Sub-Advisers. Thus, one Sub-Adviser for the Fund may be selling a security when another Sub-Adviser for the Fund, or for another Fund, is purchasing that same security. Additionally, when the Fund replaces a Sub-Adviser, the new Sub-Adviser may restructure the investment portfolio, which may increase the Fund’s portfolio turnover rate. The Sub-Advisers will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund. A high portfolio turnover rate (100% or more) is likely to involve higher brokerage commissions and other transaction costs, which could reduce the Fund’s return. It also may result in higher short-term capital gains that are taxable to shareholders.

Small and Mid Cap Investments. Investments in small and mid-capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small and mid-capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small and mid-capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small and mid-capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for small and mid-capitalization investments are often higher than those of larger capitalization companies. Investments in small and mid-capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Additional Description of Securities and Common Investment Techniques

Borrowings and Reverse Repurchase Agreements. The Fund may borrow money and enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund’s agreement to repurchase them at a mutually agreed upon date and price (including interest).

Investment Strategy. The Fund may borrow and enter into reverse repurchase agreements in amounts not exceeding one-third of the value of its total assets (including the amount borrowed). The Fund also may borrow up to an additional 5% of the value of its total assets for temporary purposes. The Fund may enter into reverse repurchase agreements when the investment management team expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

Special Risks. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities; and/or (c) the securities may not be returned to the Fund.

Convertible Securities. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Investment Strategy. The Fund may acquire convertible securities. Generally, convertible securities will be rated investment grade at the time of purchase. However, the Fund may invest up to 15% of its total assets in convertible securities that are rated non-investment grade at the time of purchase when the Sub-Advisers determine that such securities are desirable in light of the Fund’s investment objective.

Special Risks. The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, the Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s return and its ability to achieve its investment objective.

Currency Swaps. Currency swaps are contracts that obligate the Fund and another party to exchange their rights to pay or receive specified amounts of currency.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Fund may enter into currency swap transactions for hedging purposes.

Special Risks. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like other derivative securities, these instruments can be highly volatile. If a Sub-Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these instruments were not used. Because these instruments normally are illiquid, the Fund may not be able to terminate its obligations when desired.

Equity Swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return.

Investment Strategy. The Fund may invest in equity swaps for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes but not for speculative purposes or to seek to enhance total return. Equity swaps also may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical.

Special Risks. Equity swaps are derivative instruments and their values can be very volatile. To the extent that a Sub-Adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss, which is potentially unlimited. The value of some components of an equity swap (such as the dividends on a common stock) also may be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. Because equity swaps normally are illiquid, the Fund may not be able to terminate its obligations when desired.

Exchange Rate-Related Securities. Exchange rate-related securities represent certain foreign debt obligations whose principal values are linked to a foreign currency but which are repaid in U.S. dollars.

Investment Strategy. The Fund may invest in exchange rate-related securities.

Special Risks. The principal payable on an exchange rate-related security is subject to currency risk. In addition, the potential illiquidity and high volatility of the foreign exchange market may make exchange rate-related securities difficult to sell prior to maturity at an appropriate price.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

Investment Strategy. The Fund may enter into forward currency exchange contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes but not for speculative purposes or to seek to enhance total return. The Fund also may enter into forward currency exchange contracts to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the Sub-Advisers, and the Fund is not required to hedge its foreign currency positions.

Special Risks. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell a specified financial instrument or currency in the future at an agreed upon price. For example, a futures contract may obligate the Fund, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Fund may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These investments may be used for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes but not for speculative purposes or to seek to enhance total return.

The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Fund.

Special Risks. Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.

Illiquid or Restricted Securities. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see “Insurance Funding Agreements” below) certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”) and other domestic or foreign securities that are not readily marketable.

Investment Strategy. The Fund may invest up to 15% of its net assets in securities that are illiquid. If otherwise consistent with its investment objective and strategies, the Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the Investment Advisers or Sub-Advisers determine, under guidelines approved by the Northern Multi-Manager Funds’ Board of Trustees, that an adequate trading market exists.

Special Risks. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A Securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities. Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Investment Companies. To the extent consistent with its investment objective and strategies, the Fund may invest in securities issued by other investment companies, including money market funds, index funds,

“country funds” (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iShares®, S&P’s Depositary Receipts® (“SPDRs”) and other ETFs. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Fund may invest include money market funds for which the Investment Advisers or any of their affiliates serve as investment advisers.

Investment Strategy. Investments by the Fund in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Fund may rely on SEC orders that permit it to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open end investment company or series thereof that has substantially the same investment objective, strategies and fundamental restrictions as the Fund.

Special Risks. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. It also would bear a proportionate share of any fees and expenses paid by that company. These expenses would be in addition to the advisory and other fees paid directly by the Fund. The Fund’s investment in an ETF involves other considerations. In particular, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. In addition, shares of an ETF are issued in “creation units” and are not redeemable individually except upon termination of the ETF. To redeem, the Fund must accumulate enough shares of an ETF to reconstitute a creation unit. The liquidity of a small holding of an ETF, therefore, will depend upon the existence of a secondary market. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF’s NAV.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the future at an agreed upon price prior to the expiration date of the option.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes, in anticipation of the purchase of securities and for liquidity management purposes but not for speculative purposes or to seek to enhance total return. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies. The Fund will not purchase put and call options in an amount that exceeds 5% of its net assets at the time of purchase. The total value of the Fund’s assets subject to options written by the Fund will not be greater than 25% of its net assets at the time the option is written. The Fund may “cover” a call option by owning the security underlying the option or through other means. Put options written by the Fund are “secured” if the Fund maintains liquid assets in a segregated account in an amount at least equal to the exercise price of the option up until the expiration date.

Special Risks. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment management team is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the investment management team to predict future price fluctuations and the degree of correlation between the options and securities markets.

The Fund will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Investment Advisers or Sub-Advisers. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

Preferred Stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners.

Investment Strategy. The Fund may invest in preferred stocks.

Special Risks. Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Repurchase Agreements. Repurchase agreements involve the purchase of securities by the Fund subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

Investment Strategy. The Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Advisers or Sub-Advisers. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement will never occur more than one year after the Fund acquires the securities.

Special Risks. In the event of a default, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable by the Fund.

Securities Lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.

Investment Strategy. Securities lending may represent no more than one-third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market funds. Loan collateral (including any investment of the collateral) is not included in the calculation of the percentage limitations described elsewhere in this Prospectus regarding the Fund’s investments in particular types of securities.

Special Risks. A principal risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and possibly may incur a capital loss. The Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower. Additionally, the amount of the Fund’s distributions that qualify for taxation at reduced long-term capital gains rates for individuals, as well as the amount of the Fund’s distributions that qualify for the dividends received deduction available to corporate shareholders (together, “qualifying dividends”) may be reduced as a result of the Fund’s securities lending activities. This is because any dividends paid on securities while on loan will not be deemed to have been received by the Fund, and the equivalent amount paid to the Fund by the borrower of the securities will not be deemed to be a qualifying dividend.

Short Sales Against-the-Box. A short sale against-the-box is a short sale such that at all times when the short position is open the seller owns or has the right to obtain, at no added cost, an equal amount of securities identical to those sold short.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Fund may make short sales against-the-box.

Special Risks. If the Fund sells securities short against-the-box, it may protect itself from loss if the price of the securities declines in the future, but will lose the opportunity to profit on such securities if the price rises. If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it actually had sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short position with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Temporary Investments. The Fund temporarily may hold cash and/or invest in short-term obligations including U.S. government obligations, high quality money market instruments (including commercial paper and obligations of foreign and domestic banks such as certificates of deposit, bank and deposit notes, bankers’ acceptances and fixed time deposits), and repurchase agreements with maturities of 13 months or less.

Investment Strategy. The Fund temporarily may hold cash or invest all or any portion of its assets in short-term obligations pending investment, to meet anticipated redemption requests or to manage a reallocation of assets to a Sub-Adviser. The Fund also may hold cash or invest in short-term obligations as a temporary measure mainly designed to limit the Fund’s losses in response to adverse market, economic or other conditions when the Sub-Advisers believe that it is in the best interest of the Fund to pursue such a defensive strategy. The Sub-Advisers may, however, choose not to make such temporary investments even in very volatile or adverse conditions.

Special Risks. The Fund may not achieve its investment objective when it holds cash or invests its assets in short-term obligations or otherwise makes temporary investments. The Fund also may miss investment opportunities and have a lower total return during these periods.

United States Government Obligations. These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Fund may invest in a variety of U.S. Treasury obligations and in obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Special Risks. Not all U.S. government obligations carry the same credit support. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include variable amount master demand notes, long-term variable and floating rate bonds (sometimes referred to as “Put Bonds”) where the Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and leveraged inverse floating rate instruments (“inverse floaters”). An inverse floater is leveraged to the extent that its interest rate varies by an amount that exceeds the amount of the variation in the index rate of interest. Some variable and floating rate instruments have interest rates that periodically are adjusted as a result of changes in inflation rates.

Investment Strategy. The Fund may invest in variable and floating rate instruments to the extent consistent with its investment objective and strategies.

Special Risks. The market values of inverse floaters are subject to greater volatility than other variable and floating rate instruments due to their higher degree of leverage. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

Warrants. A warrant represents the right to purchase a security at a predetermined price for a specified period of time.

Investment Strategy. The Fund may invest in warrants and similar rights. The Fund also may purchase bonds that are issued in tandem with warrants.

Special Risks. Warrants are derivative instruments that present risks similar to options.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

Investment Strategy. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Fund generally would purchase securities in these transactions with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if a Sub-Adviser deems it appropriate to do so.

Special Risks. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by MSCI, nor does MSCI guarantee the accuracy and/or completeness of the MSCI Emerging Markets Index, MSCI Frontier Markets Index or any data included therein. MSCI makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or by any entity from the use of the MSCI Emerging Markets Index, MSCI Frontier Markets Index or any data included therein. MSCI makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the MSCI Emerging Markets Index, MSCI Frontier Markets Index or any data included therein. The Additional Statement contains a more detailed description of the limited relationship MSCI has with Northern Trust and the Fund.

FINANCIAL INFORMATION

THERE ARE NO FINANCIAL HIGHLIGHTS FOR THE FUND BECAUSE IT COMMENCED OPERATIONS ON OR AFTER THE DATE OF THIS PROSPECTUS.

FOR MORE INFORMATION

Annual/Semiannual Reports

Additional information about the Fund’s investments will be available in the Fund’s annual and semiannual reports to shareholders when they are prepared. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

Additional information about the Fund and its policies also is available in the Fund’s Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Fund’s annual and semiannual reports and the Additional Statement are available free upon request by calling the Northern Funds Center at 800-595-9111.

To obtain other information and for shareholder inquiries:

BY TELEPHONE

Call 800-595-9111

BY MAIL

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

ON THE INTERNET

The Fund’s documents are available online and may be downloaded from:

•	The SEC’s Web site at sec.gov (text-only).

•	Northern Funds’ Web site at northernfunds.com.

You may review and obtain copies of Northern Funds’ documents by visiting the SEC’s Public Reference Room in Washington, D.C. You also may obtain copies of Northern Funds’ documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

811-08236

Preliminary Prospectus dated September 11, 2008

Subject to Completion

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

NORTHERN FUNDS PROSPECTUS

NORTHERN MULTI-MANAGER FUNDS

•	MULTI-MANAGER GLOBAL REAL ESTATE FUND

PROSPECTUS DATED [            ], 2008

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or Northern Trust. An investment in the Fund involves investment risks, including possible loss of principal.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of Northern Funds are distributed by Northern Funds Distributors, LLC, 301 Bellevue Parkway, Wilmington, DE 19809. Northern Funds Distributors, LLC is not affiliated with Northern Trust.

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OVERVIEW

NORTHERN FUNDS (THE “TRUST”) IS A FAMILY OF NO-LOAD MUTUAL FUNDS THAT OFFERS A SELECTION OF FUNDS TO INVESTORS, EACH WITH A DISTINCT INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

The descriptions on the following pages may help you decide whether you would like to invest in the Multi-Manager Global Real Estate Fund (the “Fund”). Keep in mind, however, that no fund can guarantee it will meet its investment objective, and no fund should be relied upon as a complete investment program.

This Prospectus describes an equity fund currently offered by the Trust. The Trust also offers other funds, including additional equity, fixed-income, money market and additional multi-manager funds, which are described in separate prospectuses.

In addition to the instruments described on the following pages, the Fund may use various investment techniques in seeking its investment objective. You can learn more about these techniques and their related risks by reading “Risks, Securities and Techniques” in this Prospectus beginning on page [            ] and in the Statement of Additional Information (“Additional Statement”).

MANAGER OF MANAGERS’ STRUCTURE

The Fund is managed by two Investment Advisers and one or more asset managers unaffiliated with the Investment Advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”). The Investment Advisers provide general investment management services to the Fund. They also have the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination, and replacement, subject to approval by the Board of Trustees. The Investment Advisers are also responsible for selecting the Fund’s investment strategies; allocating and reallocating assets among the Sub-Advisers consistent with the Fund’s investment objective and strategies; monitoring and evaluating Sub-Adviser performance; and implementing procedures to ensure that the Sub-Advisers comply with the Fund’s investment objective, policies and restrictions. In addition to providing these services, the Investment Advisers manage the cash portion of the Fund.

A description of the Investment Advisers and those Sub-Advisers currently providing services to the Fund is set forth on pages [            ] and [            ] hereof under the sections entitled “Investment Advisers” and “Fund Management.”

DEFINITIONS

EQUITY FUND. Multi-Manager Global Real Estate Fund. This Fund invests primarily in equity securities. As used in this Prospectus, the term “equity securities” includes common stocks, preferred stocks, investment companies including exchange-traded funds (“ETFs”), interests in real estate investment trusts (“REITs”), convertible securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities.

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MULTI-MANAGER FUNDS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

Investment Objective

The Fund seeks to provide long-term capital appreciation and current income through a diversified portfolio of primarily equity securities of U.S. and foreign real estate and real estate related companies.

Principal Investment Strategies and Risks

Investment Strategies. In seeking long-term capital appreciation and current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of real estate companies and real estate related companies (collectively “real estate companies”). This means that the Fund will concentrate its investments in companies that derive a significant portion of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or companies that have a significant portion of their assets in these types of real estate-related areas. The Fund will invest in equity-related securities of real estate companies on a global basis, which means that the companies may be U.S. companies or foreign companies. There is no limit on the amount of Fund assets that may be invested in the securities of foreign companies. The Fund anticipates that it will invest greater than 25% of its assets in equity-related securities of real estate companies in the U.S. The Fund does not invest directly in real estate.

The Fund anticipates that its investments in equity-related securities of real estate companies will be primarily in securities of companies known as real estate investment trusts (“REITs”) or non-U.S. REIT-like companies that own and/or manage property. The Fund may invest without limit in the securities of REITs. The Fund may also invest in equity securities of other types of real estate companies including REITs that invest in real estate related loans.

The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more Sub-Advisers, in percentages determined at the discretion of the Investment Advisers. Each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

When determining the allocations and reallocations to Sub-Advisers, the Investment Advisers will consider a variety of factors, including but not limited to the Sub-Adviser’s style, historical performance, and the characteristics of each Sub-Adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics).

The Sub-Advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

The Fund intends to be fully invested at all times. However, for temporary defensive purposes and pending investment money received for share purchases or to facilitate Fund redemptions, the Fund may invest up to 100% of its assets in cash, high quality short-term investments and repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

Risks. These principal investment risks apply to the Fund: market, management, multi-manager, liquidity, stock, derivatives, currency, country, foreign regulatory, small cap and mid cap stock, initial public offering (“IPO”), real estate securities concentration, REIT, inflation, interest rate, geographic concentration and portfolio turnover risks. See page [            ] for a discussion of these risks.

More information on the Fund’s investment strategies and techniques is provided in “Risks, Securities and Techniques” beginning on page [            ] of this Prospectus.

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk that will affect the value of the Fund’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Fund.

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AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC, ANY OTHER GOVERNMENT AGENCY, OR NORTHERN TRUST.

The following summarizes the principal risks that apply to the Fund.

Market risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or last for extended periods.

Management risk is the risk that a strategy used by the Investment Advisers or one or more of the Sub-Advisers may fail to produce the intended results.

Multi-manager risk is the risk that while the Investment Advisers monitor each Sub-Adviser and monitor the overall management of the Fund, each Sub-Adviser makes investment decisions independently from the others. It is possible that the Sub-Advisers’ investment styles will not always be complementary, which could affect the performance of the Fund.

Liquidity risk is the risk that the Fund will not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell securities of companies, including small and mid-sized companies and REITs due to low trading volume, unusual market conditions, an unusually high volume of redemption requests or other reasons.

Stock risk is the risk that stock prices have historically risen and fallen in periodic cycles. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Fund holds may decline over short or extended periods. This volatility means that the value of your investment in the Fund may increase or decrease. Over the past several years, stock markets have experienced substantial price volatility. Growth stocks are generally more sensitive to market movements than other types of stocks and their stock prices may therefore be more volatile and present a higher degree of risk of loss. Value stocks, on the other hand, may fall out of favor with investors and underperform growth stocks during any given period.

Derivatives risk is the risk that loss may result from the Fund’s investments in options, futures, swaps, structured securities and other derivative instruments, which may be leveraged. Investments in derivative instruments may result in losses exceeding the amounts invested. The Fund may use derivatives to hedge against market declines, in anticipation of the purchase of securities or for liquidity management purposes.

Currency risk is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. Because the Fund’s net asset value (“NAV”) is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

Country risk is the potential for price fluctuations in foreign securities because of political, financial, social and economic events in foreign countries. Investment of more than 25% of the Fund’s total assets in securities of issuers located in one country will subject the Fund to increased country risk with respect to the particular country. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign regulatory risk is the risk that a foreign security could lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards.

Small cap and mid cap stock risk is the risk that stocks of smaller and mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. As a result, their performance can be more volatile and they may face a greater risk of business failure, which could increase the volatility of the Fund’s investments. In addition, small cap stocks

6

typically are traded in lower volume, and their issuers typically are subject to a greater degree of change in their earnings and prospects. Securities of small companies may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Generally, the smaller the company size, the greater the risk.

IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

Real estate securities concentration risk is the risk that the Fund’s investments will be affected by factors affecting the value of real estate and earnings of companies engaged in real estate activities. These factors include without limitation: changes in the value of real estate properties and difficulties in valuing and trading real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty and condemnation losses; variations in rental income; changes in the appeal of property to tenants; and changes in interest rates. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

REIT risk is the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income and failing to maintain their exemptions from investment company registration. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

The REIT investments of the Fund often do not provide complete tax information to the Fund until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Also, under current provisions of the Internal Revenue Code of 1986 (the “Code”), distributions attributable to operating income of REITs in which the Fund invests are not eligible for favorable tax treatment as long-term capital gains and will be taxable to you as ordinary income. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Interest rate risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

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Geographic concentration risk is the risk that the Fund’s assets may be concentrated in countries located in the same geographic region. This concentration will subject the Fund to risks associated with that particular region, such as general and local economic, political and social conditions.

Portfolio turnover risk is the risk that high portfolio turnover is likely to result in increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rates for the Fund may be higher than the rates of other similar funds that have a single investment adviser.

More information about the Fund’s investment strategies and techniques is provided in “Risks, Securities and Techniques” beginning on page [            ]. You should carefully consider the risks discussed in this section and in “Risks, Securities and Techniques” before investing in the Fund.

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FUND PERFORMANCE

The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

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FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please see page [            ] for the relevant footnotes to the following table. Please note that the following information does not reflect any charges that may be imposed by The Northern Trust Company (“TNTC”), its affiliates, correspondent banks and other institutions on their customers. (For more information, please see “Account Policies and Other Information – Financial Intermediaries” on page [            ].)

SHAREHOLDER FEES

(fees paid directly from your investment)

Fund	Sales Charge (Load) Imposed On Purchases	Deferred Sales Charge (Load)	Sales Charge (Load) Imposed On Reinvested Distributions	Redemption Fees(1)		Exchange Fees
Multi-Manager Global Real Estate	None	None	None	2.00	%(2)	None

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Fund	Management Fees	Distribution (12b- 1) Fees (3)	Other Expenses (4)	Total Annual Fund Operating Expenses (5)
Multi-Manager Global Real Estate	1.10%	0.00%	0.50%	1.60%

FOOTNOTES

1.	A fee of $15.00 may be applicable for each wire redemption.

2.	The Fund has a redemption fee on shares sold or exchanged (as a percentage of amount redeemed) within 30 days of purchase.

3.	The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1 but the Plan has not been implemented with respect to the Fund. The Rule 12b-1 Plan may be implemented at any time without further Board approval. The Fund does not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of the Fund’s average net assets under the Trust’s Distribution and Service Plan.

4.	“Other Expenses” are estimated for the current fiscal year. These expenses include custody, accounting, transfer agency and co-administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. The Co-Administrators are entitled to a co-administration fee from the Fund at an annual rate of 0.15% of the average daily net assets of the Fund. All or portions of this fee may be retained by either Co-Administrator as they may from time to time agree. The Transfer Agent is entitled to transfer agency fees of 0.10% of the average daily net assets of the Fund.

5.	As a result of the Investment Advisers’ voluntary expense reimbursements, “Total Annual Net Fund Operating Expenses” that are expected to be actually incurred by the Fund are set forth below. By operation of these voluntary expense reimbursements at their current rates, the total fees paid by the Fund to TNTC and its affiliates for their services to the Fund approximate “Total Annual Net Fund Operating Expenses.” The Investment Advisers’ voluntary expense reimbursements may be modified, terminated or implemented at any time at the option of the Investment Advisers. When this occurs, “Total Annual Net Fund Operating Expenses” may increase (or decrease) without shareholder approval.

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TOTAL ANNUAL NET FUND OPERATING EXPENSES – AFTER VOLUNTARY EXPENSE REIMBURSEMENTS

(see footnote 5 above)

FUND	MANAGEMENT FEES	DISTRIBUTION (12B-1) FEES	OTHER EXPENSES	REIMBURSED AMOUNTS *	TOTAL ANNUAL NET FUND OPERATING EXPENSES
Multi-Manager Global Real Estate	1.10%	0.00%	0.50%	0.30%	1.30%

*	“Reimbursed Amounts” are charged first against “Management Fees” and then, if necessary, against “Other Expenses” to the extent they exceed “Management Fees.”

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund (without expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND	1 YEAR	3 YEARS
Multi-Manager Global Real Estate	$163	$505

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INVESTMENT ADVISERS

Northern Trust Global Advisors, Inc. (“NTGA”) and Northern Trust Investments, N.A. (“NTI”) (each an “Investment Adviser” and collectively, the “Investment Advisers”), are each a direct subsidiary of the Northern Trust Corporation and TNTC, respectively, and serve jointly as the Investment Advisers for the Fund and are responsible for its overall administration. NTGA is located at 300 Atlantic Street, Stamford, Connecticut 06901, and NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTGA, NTI and TNTC are referred to collectively in this Prospectus as “Northern Trust.”

NTGA is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). It has over 25 years of experience evaluating investment advisory firms. NTGA primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

NTI is an investment adviser registered under the Advisers Act. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. TNTC is the principal subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of June 30, 2008, it had assets under custody of $4.0 trillion, and assets under investment management of $751 billion.

Under the Advisory Agreement with the Trust, each Investment Adviser, subject to the general supervision of the Northern Multi-Manager Funds’ Board of Trustees, is responsible for (1) selecting the overall investment strategies of the Fund; (2) recommending and selecting Sub-Advisers; (3) allocating and reallocating assets among the Sub-Advisers where the Fund has more than one Sub-Adviser; (4) monitoring and evaluating Sub-Adviser performance; and (5) implementing procedures to ensure that the Sub-Advisers comply with the Fund’s investment objective, policies and restrictions.

Investment Sub-Advisers

The Fund has received an exemptive order from the SEC that permits the Investment Advisers to engage or terminate a Sub-Adviser, and to enter into and materially amend an existing Sub-Advisory Agreement, upon the approval of the Board of Trustees, without obtaining shareholder approval. The Sub-Advisers will provide investment advisory services to the Fund except for cash management services, which will be provided by the Investment Advisers. The Investment Advisers will select Sub-Advisers based upon the Sub-Adviser’s skills in managing assets pursuant to particular investment styles and strategies. The Investment Advisers will monitor existing Sub-Advisers based on their investment styles, strategies, and results in managing assets for specific asset classes. Each Sub-Adviser will have discretion to select portfolio securities for its portion of the Fund, but must select those securities according to the Fund’s investment objective and restrictions.

The current Sub-Advisers for the Fund and their portfolio managers are set forth on page [            ] under the section entitled “Fund Management.”

12

ADVISORY FEES

As compensation for advisory services and the assumption of related expenses, the Investment Advisers are entitled to an advisory fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of the Fund’s average daily net assets).

A discussion regarding the Board of Trustees’ basis for approving the Fund’s Advisory Agreement and Sub-Advisory Agreements will be available in the Fund’s annual report to shareholders dated March 31, 2009. The Sub-Advisers’ fees are paid by the Investment Advisers out of their advisory fee.

	Contractual Rate
Fund	First $1 Billion	Next $1 Billion	Over $2 Billion
Multi-Manager Global Real Estate Fund	1.10%	1.03%	0.99%

13

FUND MANAGEMENT

THE SUB-ADVISERS AND FUND MANAGERS TO THE FUND

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of assets of the Fund allocated to it, subject to general supervision of the Investment Advisers and the Board of Trustees.

[To be added by post-effective amendment]

Additional information about the Fund Managers’ compensation, other accounts managed by the Fund Managers and the Fund Managers’ ownership of securities in the Fund is available in the Additional Statement.

14

OTHER FUND SERVICES

TNTC serves as Transfer Agent and Custodian for the Fund. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. In addition, NTI and PNC Global Investment Servicing (U.S.) Inc. (formerly named PFPC Inc.) serve as Co-Administrators for the Fund. The fees that TNTC, NTI and PNC Global Investment Servicing (U.S.) Inc. receive for their services in these capacities are described under “Fund Fees and Expenses” and in the Additional Statement.

Pursuant to an exemptive order issued by the SEC concerning such arrangements, TNTC also may render securities lending services to the Fund. For such services, TNTC may receive a fee of up to 35% of the net revenue earned by the Fund on each securities loan. In addition, cash collateral received by the Fund in connection with a securities loan may be invested in shares of other registered or unregistered funds that pay investment advisory or other fees to NTI, TNTC or an affiliate.

Pursuant to the same exemptive order, the Fund invests its uninvested cash in a money market fund advised by one or more of the Investment Advisers or their affiliates. Accordingly, the Fund will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the Investment Advisers and/or their affiliates. Currently, the uninvested cash of the Fund is invested in the Northern Institutional Diversified Assets Portfolio. The aggregate annual rate of advisory, co-administration, transfer agency and custody fees payable to the Investment Advisers and/or their affiliates on the assets invested in the Northern Institutional Diversified Assets Portfolio are 0.35%.

TNTC, NTI and other Northern Trust affiliates may provide other services to the Fund and receive compensation for such services, if consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules, exemptive orders and no-action letters issued by the SEC thereunder. Unless required, investors in the Fund may or may not receive specific notice of such additional services and fees.

15

ABOUT YOUR ACCOUNT

PURCHASING AND SELLING SHARES

PURCHASING SHARES

You may purchase shares directly from the Trust or, if you maintain certain accounts, through Northern Trust and certain other institutions. If you have any questions or need assistance in opening an investment account or purchasing shares, call 800-595-9111.

OPENING AN ACCOUNT

Directly from the Fund. You may open a shareholder account and purchase shares directly from the Fund with a minimum initial investment of $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

For your convenience, there are a number of ways to invest directly in the Fund:

BY MAIL

•	Read this Prospectus carefully.

•	Complete and sign the New Account Application.

•	Enclose a check payable to Northern Funds.

•

If you are investing on behalf of a corporation or other entity, your New Account Application must be accompanied by a certified corporate resolution or other acceptable evidence of authority (if applicable).

•	Mail your check, certified corporate resolution (if applicable) and completed New Account Application to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

•	For overnight delivery use the following address:

Northern Funds

801 South Canal Street

Chicago, Illinois 60607

•	For subsequent investments:

•	Enclose your check with the investment slip portion of the confirmation of your previous investment; or

•	Indicate on your check or a separate piece of paper your name, address and account number.

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash, travelers checks, money orders and third party checks are not acceptable.

16

BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER

To open a new account:

•	For more information or instructions regarding the purchase of shares, call the Northern Funds Center at 800-595-9111.

•	Complete a New Account Application and send it to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

To add to an existing account:

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

(Reference 10-Digit Fund account number)

(Reference Shareholder’s Name)

BY DIRECT DEPOSIT

To purchase additional shares:

•	Determine if your employer has direct deposit capabilities through the ACH.

•	Have your employer send payments to:

ABA Routing No. 0710-00152

(Reference 10-Digit Fund account number)

(Reference Shareholder’s Name)

•	The minimum periodic investment for direct deposit is $50.

BY AUTOMATIC INVESTMENT

To open a new account:

•	Complete a New Account Application, including the Automatic Investment section.

•	Send it to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

•	The minimum initial investment is $250; $50 for monthly minimum additions.

To add to an existing account:

•	Call 800-595-9111 to obtain an Automatic Investment Plan Form.

•	The minimum for automatic investment additions is $50.

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If you discontinue participation in the plan, the Fund reserves the right to redeem your account involuntarily, upon 30 days’ written notice, if the account’s NAV is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Fund’s NAV.

BY DIRECTED REINVESTMENT

You may elect to have your income dividend and capital gain distributions automatically invested in another Fund account.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account (which must meet the minimum investment requirement).

BY EXCHANGE

You may open a new account or add to an existing account by exchanging shares of one fund of the Trust for shares of any other fund offered by the Trust. See “Selling Shares – By Exchange.”

BY INTERNET

You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.

THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you have an account with Northern Trust, you may purchase shares through Northern Trust. You also may purchase shares through other financial institutions that have entered into agreements with the Trust. To determine whether you may purchase shares through your institution, contact your institution directly or call 800-595-9111. Northern Trust and other financial institutions may impose charges against your account which will reduce the net return on an investment in the Fund. These charges may include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income.

SELLING SHARES

Redeeming and exchanging directly from the Fund. If you purchased shares directly or, if you purchased your shares through an account at Northern Trust or another financial institution and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

BY MAIL

Send a written request to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

The redemption request must include:

•	The number of shares or the dollar amount to be redeemed;

•	The Fund account number;

•	The signatures of all account owners;

•	A signature guarantee also is required if:

•	The proceeds are to be sent elsewhere than the address of record, or

•	The redemption amount is greater than $50,000.

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BY WIRE

If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank.

•	Call the Transfer Agent at 800-595-9111 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

BY SYSTEMATIC WITHDRAWAL

If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other funds of the Trust.

•	Call 800-595-9111 for an application form and additional information.

•	The minimum amount is $250 per withdrawal.

BY EXCHANGE

The Trust offers you the ability to exchange shares of one fund in the Trust for another fund in the Trust.

•	When opening an account, complete the Exchange Privilege section of the New Account Application or, if your account is already opened, send a written request to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

•	Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA).

•	Call 800-595-9111 for more information.

BY TELEPHONE

If you authorize the telephone privilege on your New Account Application, you may redeem shares by telephone.

•	If your account is already opened, send a written request to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

•	The request must be signed by each owner of the account and must be accompanied by signature guarantees.

•	Call 800-595-9111 to use the telephone privilege.

•

During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined on page [            ] under “Selling Shares – By Mail” and outlined below under “Selling Shares – By Internet.”

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BY INTERNET

You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.

REDEEMING AND EXCHANGING THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you purchased your shares through an account at Northern Trust or through another financial institution, you may redeem or exchange your shares according to the instructions pertaining to that account.

•

Although the Trust imposes no charges when you redeem shares of the Fund (other than the 2.00% redemption fee charged for shares of the Fund held for less than 30 days), when shares are purchased through an account at Northern Trust or through other financial institutions, a fee may be charged by those institutions for providing services in connection with your account.

•	Contact your account representative at Northern Trust or at another financial institution for more information about redemptions or exchanges.

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ACCOUNT POLICIES AND OTHER INFORMATION

Calculating Share Price. The Trust issues shares and redeems shares at NAV. The NAV for the Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares. The NAV is calculated on each Business Day as of 3:00 p.m. Central time for the Fund. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order as described on page [            ].

Investments of the Fund for which market quotations are readily available are priced at their market value. If market quotations are not readily available, or if it is believed that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be otherwise determined in good faith under procedures established by the Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, governmental actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Fund are valued at their amortized cost, which, according to the Investment Advisers, approximates market value.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

Timing of Purchase Requests. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary by 3:00 p.m. Central time on any Business Day will be executed the day they are received by either the Transfer Agent or other authorized intermediary, at that day’s closing share price for the Fund, provided that one of the following occurs:

•	The Transfer Agent receives payment by 3:00 p.m. Central time on the same Business Day; or

•

The requests are placed by a financial or authorized intermediary that has entered into a servicing agreement with the Trust and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the same Business Day or on the next Business Day, depending on the terms of the Trust’s agreement with the intermediary.

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m. Central time on a Business Day will be executed on the next Business Day, at that day’s closing share price for the Fund, provided that payment is made as noted above.

Miscellaneous Purchase Information.

•

You will be responsible for all losses and expenses of the Fund, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

•	Exchanges into the Fund from another fund in the Trust may be subject to any redemption fee imposed by the other fund.

•

You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.

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•	The Trust reserves the right to reject any purchase order. The Trust also reserves the right to change or discontinue any of its purchase procedures.

•	In certain circumstances, the Trust may advance the time by which purchase orders must be received. See “Early Closings” on page [ ].

Timing of Redemption and Exchange Requests. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a Business Day by 3:00 p.m. Central time will be executed on the same day at that day’s closing share price for the Fund (less any applicable redemption fee).

Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m. Central time on a Business Day will be executed the next Business Day, at that day’s closing share price for the Fund (less any applicable redemption fee).

Payment of Redemption Proceeds. Redemption proceeds normally will be sent or credited on the Business Day following the Business Day on which such redemption request is received in good order by the deadline noted above. However, if you have recently purchased shares with a check or through an electronic transaction, payment may be delayed as discussed on page [             ] under “Miscellaneous Redemption Information.”

Redemption Fees. The Fund charges a 2.00% redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.

The Fund is authorized to waive the redemption fee for the following transactions:

•

Redemptions from omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that inform the Fund that they are unable to impose a redemption fee on their underlying customer accounts;

•

Redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

•	Redemptions pursuant to systematic withdrawal plans and automatic exchange plans;

•	Redemptions of shares acquired by reinvestment of dividends, distributions or other payments;

•	Redemptions due to the death or the post-purchase disability of the beneficial owner of the account;

•	Redemptions to satisfy minimum required distributions from retirement accounts;

•	Redemptions representing the return of excess contributions in retirement accounts; and

•	Redemptions initiated by the Fund.

In addition to the circumstances noted above, the Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is consistent with the best interests of the Fund, to the extent permitted by law. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time and will give 60 days’ prior written notice of any material changes, unless otherwise provided by law.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at

22

the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should pay the redemption fee. Due to operational requirements, a financial intermediary’s method for tracking and calculating the redemption fee may differ in some respects from that used by the Fund. Northern will ask financial intermediaries to assess redemption fees on shareholder accounts in appropriate cases and remit these fees to the Fund. However, for the reasons set forth above, there can be no assurance that the financial intermediaries will properly assess redemption fees. Customers purchasing shares from financial intermediaries should contact these intermediaries or refer to their account agreements or plan documents for more information on how the redemption fee is applied to their shares.

Miscellaneous Redemption Information. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. Redemptions are subject to the following restrictions:

•	The Trust may require any information from the shareholder reasonably necessary to ensure that a redemption has been duly authorized.

•	Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

•

The Trust reserves the right, on 30 days’ written notice, to redeem the shares held in any account if, at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund’s NAV.

•

If you are redeeming shares recently purchased by check or electronic transaction, your redemption request may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days.

•

The Trust and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders or the Transfer Agent.

•

You may initiate transactions between Northern Trust banking and the Trust’s accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.

•	The Trust reserves the right to change or discontinue any of its redemption procedures.

•

The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

•	In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See “Early Closings” on page [ ].

Exchange Privileges. You may exchange shares of one fund in the Trust for shares of another fund in the Trust only if the registration of both accounts is identical. Both accounts must have the same owner’s name and title, if applicable. An exchange is a redemption of shares of one fund and the purchase of shares of another fund in the Trust. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Trust reserves the right to waive or modify minimum investment requirements in connection with exchanges.

The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the shares you are acquiring.

Policies and Procedures on Excessive Trading Practices. In accordance with the policy adopted by the Board of Trustees, the Trust discourages market timing and other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only. Excessive, short-term (market timing) trading practices may disrupt fund management strategies, increase brokerage and administrative costs, harm Fund

23

performance and result in dilution in the value of Fund shares held by long-term shareholders. The Fund, which invests in foreign securities, may be susceptible to the risk of excessive, short-term trading due to the potential for time zone arbitrage. The Trust and Northern Trust reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Northern Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders (or Northern Trust), the Trust (or Northern Trust) will exercise this right if, in the Trust’s (or Northern Trust’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Northern Trust), has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of Northern Trust or any affiliated person or associated person of Northern Trust.

To deter excessive shareholder trading, a shareholder is restricted to no more than two “round trips” in the Fund during a calendar quarter. A “round trip” is a redemption or exchange out of the Fund followed by a purchase or exchange into the same Fund. The Trust is authorized to permit more than two “round trips” in the Fund during a calendar quarter if the Trust determines in its reasonable judgment that the Trust’s excessive trading policies would not be violated. Examples of such transactions include, but are not limited to, trades involving:

•	asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

•	systematic withdrawal plans and automatic exchange plans;

•	reinvestment of dividends, distributions or other payments;

•	a death or post-purchase disability of the beneficial owner of the account;

•	minimum required distributions from retirement accounts;

•	the return of excess contributions in retirement accounts; and

•	redemptions initiated by the Fund.

In addition, the Fund imposes a redemption fee on redemptions made within 30 calendar days of purchase subject to certain exceptions. For further information, please see “Redemption Fees” on page [            ]. As described below and in “Redemption Fees” it should be noted that the Trust’s ability to monitor and limit the trading activity of shareholders investing in the Fund through an omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts.

Pursuant to the policy adopted by the Board of Trustees, the Trust has developed criteria that it uses to identify trading activity that may be excessive. The Trust reviews on a regular and periodic basis available information relating to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, the Trust, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, the Trust detects excessive, short-term trading, whether or not the shareholder has made two round trips in a calendar quarter, the Trust may reject or restrict a purchase or exchange request and may further seek to close an investor’s account with the Fund. The Trust may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Trust will apply the criteria in a manner that, in the Trust’s judgment, will be uniform.

Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. In addition, Fund shares may be held in omnibus 401(k) plans, retirement plans and other group accounts. Omnibus accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where the purchases and redemptions of Fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the Fund. While Northern Trust may monitor share turnover at the omnibus account level, the Fund’s ability to monitor and detect market timing by shareholders or apply any applicable redemption fee in these omnibus accounts is limited. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Fund and Northern Trust will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

24

If necessary, the Trust may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediary’s customers. Financial intermediaries may also monitor their customers’ trading activities in the Trust. Certain financial intermediaries may monitor their customers for excessive trading according to their own excessive trading policies. The Trust may rely on these financial intermediaries’ excessive trading policies in lieu of applying the Trust’s policies. The financial intermediaries’ excessive trading policies may differ from the Trust’s policies and there is no assurance that the procedures used by financial intermediaries will be able to curtail excessive trading activity in the Trust.

In-Kind Purchases and Redemptions. The Trust reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund. The Trust also reserves the right to pay redemptions by a distribution “in-kind” of securities (instead of cash) from the Fund. See the Additional Statement for further information about the terms of these purchases and redemptions.

Telephone Transactions. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing or follow the procedures found on pages [            ] or [            ] for initiating transactions by the Internet.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder’s address of record.

The Trust reserves the right to refuse a telephone redemption.

Making Changes to Your Account Information. You may make changes to wiring instructions, address of record or other account information only in writing. These instructions must be accompanied by a signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program (“STAMP”), or other acceptable evidence of authority. Additional requirements may be imposed. In accordance with SEC regulations, the Fund and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder’s current address.

Signature Guarantees. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority must be provided. Additional requirements may be imposed by the Trust. In addition to the situations described in this Prospectus, the Trust may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

Business Day. A “Business Day” is each Monday through Friday when the New York Stock Exchange (the “Exchange”) is open for business. For any given calendar year, the Fund will be closed on the following holidays or as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Good Order. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered including a certified corporate resolution or other acceptable evidence of authority (if applicable). Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable;

25

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 800-595-9111 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account will not be considered to be “in good order” unless the investor has provided all information required by the Trust’s “Customer Identification Program” described below.

Customer Identification Program. Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Trust. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or the Trust’s customer identification program, the Trust reserves the right to: (a) place limits on account transactions until the investor’s identity is verified; (b) refuse an investment in the Trust or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Trust and its agents will not be responsible for any loss in an investor’s account resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

Early Closings. The Fund reserves the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange closes early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Fund may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

Emergency or Unusual Events. In the event the Exchange does not open for business because of an emergency or unusual event, the Trust may, but is not required to, open the Fund for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency situation or unusual event, please call 800-595-9111 or visit northernfunds.com.

Financial Intermediaries. The Trust may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers), to accept purchase, redemption and exchange orders from their customers on behalf of the Fund. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Trust. The Fund will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

The Trust may enter into agreements with certain financial intermediaries, including affiliates of Northern Trust, that perform support and/or distribution services for their customers who own Fund shares (“Service Organizations”). These support services may include:

•	assisting investors in processing purchase, exchange and redemption requests;

•	processing dividend and distribution payments from the Fund;

•	providing information to customers showing their positions in the Fund; and

•	providing subaccounting with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting.

In addition, Service Organizations may provide distribution services, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of Fund shares.

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For their services, Service Organizations may receive fees from the Fund at annual rates of up to 0.25% of the average daily NAV of the shares covered by their agreements. Because these fees are paid out of the Fund’s assets on an on-going basis, they will increase the cost of your investment in the Fund.

Northern Trust also may provide compensation to certain dealers and other financial intermediaries, including affiliates of Northern Trust, for marketing and distribution in connection with the Trust. Northern Trust may also sponsor informational meetings, seminars and other similar programs designed to market the Trust. The amount of such compensation and payments may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Advisers (after adjustments). The additional compensation and payments will be paid by Northern Trust or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Fund available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid.

Investors purchasing shares through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges that will reduce the net return on an investment in the Fund. If an investor has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the investor may be required to redeem all or a portion of the investor’s investment in the Fund.

Conflict of interest restrictions may apply to the receipt of compensation by a Service Organization or other financial intermediary in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.

State securities laws regarding the registration of dealers may differ from federal law. As a result, Service Organizations and other financial intermediaries investing in the Fund on behalf of their customers may be required to register as dealers.

Agreements that contemplate the provision of distribution services by Service Organizations and other financial intermediaries are governed by a Distribution and Service Plan (the “Plan”) that has been adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Payments to Service Organizations and other financial intermediaries, including Northern Trust, under the Plan are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs. As of this date, the Plan has not been implemented with respect to the Fund.

Portfolio Holdings. The Fund, or its duly authorized service providers, may publicly disclose holdings of the Fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

A complete schedule of the Fund’s holdings, current as of calendar quarter-end, will be available on the Fund’s Web site at northernfunds.com no earlier than ten (10) calendar days after the end of the respective period. The Fund will also publish its top ten holdings on its Web site, current as of month end, no earlier than ten (10) calendar days after the end of the month. This information will remain available on the Web site at least until the Fund files with the SEC its semiannual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Trust’s Policy on Disclosure of Portfolio Holdings is available in the Additional Statement.

Shareholder Communications. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of September 30 and with an annual report containing audited financial statements as of March 31. If you have consented to the delivery of a single copy of shareholder reports, prospectuses, proxy statements or information statements to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, IL 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation.

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The Trust may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Funds Center at P.O. Box 75986, Chicago, IL 60675-5986, calling 800-595-9111 or by sending an e-mail to: northern-funds@ntrs.com.

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DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS OF THE FUND ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES OF THE FUND WITHOUT ANY SALES CHARGE.

You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in shares of another Fund in the Trust at its NAV per share. If you would like to receive dividends or distributions in cash or have them reinvested in another Fund in the Trust, you must notify the Transfer Agent in writing. This election will become effective for distributions paid two days after its receipt by the Transfer Agent. Dividends and distributions only may be reinvested in a fund in the Trust in which you maintain an account.

Dividend and capital gain distributions that are returned to the Fund as undeliverable will be reinvested into your account upon return receipt at the Fund’s then current NAV. Also, future distributions will be reinvested until the Fund receives valid delivery instructions.

The following table summarizes the general distribution policies for the Fund. The Fund may, in some years, pay additional dividends or make additional distributions to the extent necessary for the Fund to avoid incurring unnecessary tax liabilities or for other reasons.

FUND	Dividends, if any, Declared and Paid	Capital Gains, if any, Declared and Paid
Multi-Manager Global Real Estate Fund	Quarterly	Annually

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TAX CONSIDERATIONS

The following is a summary of certain tax considerations that may be relevant to an investor in the Fund. Except where otherwise indicated, the discussion relates to shareholders who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. The Fund intends to qualify as a regulated investment company for federal tax purposes, and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on the Fund’s distributions to you, regardless of whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of the Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. However, currently a sunset provision provides that the 15% long-term capital gain rate will increase to 20% for taxable years beginning after December 31, 2010. Every year, the Trust will send you information detailing the amount of ordinary income and capital gains distributed to your account for the previous year.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”) for when certain other requirements are met, then all distributions paid by the Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. This lower rate for “qualifying dividends” is also currently scheduled to expire after 2010. For taxable years beginning after December 31, 2010, “qualifying dividends” will be taxed at ordinary income rates.

To the extent that the Fund invests a portion of its assets in entities that qualify as REITs for U.S. federal income tax purposes or foreign corporations that are not “qualified” foreign corporations, distributions attributable to the dividends from those entities will generally not constitute “qualifying dividends” for purposes of the 15% rate. Accordingly, investors in the Fund should anticipate that all or a portion of the dividends they receive may be taxable at the higher rates generally applicable to ordinary income.

A portion of distributions paid by the Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. It is expected that distributions paid by the Fund will generally not qualify for this deduction.

Distributions from the Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you buy shares of the Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Foreign Taxes. The Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. It is expected that the Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either

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(1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If it chooses not to make this election, the Fund will be entitled to deduct such taxes in computing the amounts it is required to distribute.

Sales and Exchanges. The sale, exchange, or redemption of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable unless the shares are acquired with borrowed funds.

Backup Withholding. The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 28% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of the Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in the Fund.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax advisor regarding the tax status of distributions in your state and locality.

Consult Your Tax Professional. Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.

More tax information relating to the Fund is also provided in the Additional Statement. This short summary is not intended as a substitute for careful tax planning.

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RISKS, SECURITIES AND TECHNIQUES

THIS SECTION TAKES A CLOSER LOOK AT SOME OF THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS WHICH ARE SUMMARIZED IN THE RISK/RETURN SUMMARIES FOR THE FUND. It also explores the various investment securities and techniques that the Sub-Advisers may use. The Fund may invest in other securities and are subject to further restrictions and risks that are described in the Additional Statement. Additionally, the Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and strategies.

Additional Information on Investment Objective, Principal Investment Strategies and Related Risks

Investment Objective. The Fund’s investment objective may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in the Fund having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Fund.

Derivatives. The Fund may purchase certain “derivative” instruments for hedging purposes. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest or currency exchange rates, or other indices. Derivative securities include futures contracts, options, interest rate and currency swaps, equity swaps and forward currency contracts.

Investment Strategy. Under normal market conditions, the Fund may, to a moderate extent, invest in derivative securities including options, futures, forward currency contracts and currency and equity swaps if the potential risks and rewards are consistent with the Fund’s objective, strategies and overall risk profile. In unusual circumstances, including times of increased market volatility, the Fund may make more significant investments in derivatives. The Fund may use derivatives for hedging purposes to offset a potential loss in one position by establishing an interest in an opposite position, in anticipation of the purchase of securities or for liquidity management purposes. The Fund does not intend to use derivatives for speculative purposes (i.e., to invest for potential income or capital gain.)

Special Risks. Engaging in derivative transactions involves special risks, including (a) market risk that the Fund’s derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Fund will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, the Fund may suffer a loss whether or not the analysis of the Sub-Advisers is accurate.

Foreign Investments. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the U.S., and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community and The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Investment Strategy. The Fund intends to invest a substantial portion of its total assets in foreign securities. The Fund may invest more than 25% of its total assets in the securities of issuers located in a single foreign country or a single geographic region having securities markets that are highly developed, liquid and subject to extensive regulation. Such regions may include, but are not limited to North America, Pacific Asia and Europe. The Fund currently anticipates that it will invest more than 25% of its assets in issuers located in the United States.

General. Foreign securities involve special risks and costs, which are considered by the Sub-Advisers in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of

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foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Fund’s investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Fund are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

On January 1, 1999, the European Economic and Monetary Union (“EMU”) introduced a new single currency called the euro. The euro has replaced the national currencies of many European countries.

The European Central Bank has control over each country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is relatively new and untested. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund. Because of the number of countries using this single currency, a significant portion of the assets held by the Fund may be denominated in the euro.

Special Risks – Emerging Markets. Additional risks are involved when investing in countries with emerging economies or securities markets. Emerging markets countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations, and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States, and may involve the Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations. The Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume or holdings of the Fund, the investment adviser, its affiliates and their respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

Investments in some emerging countries, such as those located in Asia, may be restricted or controlled. In some countries, direct investments in securities may be prohibited and required to be made through investment funds controlled by such countries. These limitations may increase transaction costs and adversely affect a security’s liquidity, price, and the rights of the Fund in connection with the security.

Unanticipated political, economic or social developments may affect the value of the Fund’s investments in emerging market countries and the availability to the Fund of additional investments in these countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. There have been occasional limitations on the movements of funds and other assets between different countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Many emerging countries are subject to rapid currency devaluations and high inflation and/or economic recession and significant debt levels. These economic factors can have a material adverse affect on these countries’ economies and their securities markets. Moreover, many emerging countries’ economies are based on only a few industries and/or are heavily dependent on global trade. Therefore, they may be negatively affected by declining commodity prices, factors affecting their trading markets and partners, exchange controls and other trade barriers, currency valuations and other protectionist measures.

Many emerging countries also impose withholding or other taxes on foreign investments, which may be substantial and result in lower Fund returns.

The creditworthiness of firms used by the Fund to effect securities transactions in emerging countries may not be as strong as in some developed countries. As a result, the Fund could be subject to a greater risk of loss on its securities transactions if a firm defaults on its responsibilities.

The Fund’s ability to manage its foreign currency may be restricted in emerging countries. As a result, a significant portion of the Fund’s currency exposure in these countries may not be covered.

Initial Public Offerings. An IPO is a company’s first offering of stock to the public.

Investment Strategy. At times, the Fund may make investments in IPOs.

Special Risks. An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance

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probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it subsequently will distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Small and Mid Cap Investments. Investments in small and mid-capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small and mid-capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small and mid-capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small and mid-capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for small and mid-capitalization investments are often higher than those of larger capitalization companies. Investments in small and mid-capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Real Estate Investment Trusts. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans.

Investment Strategy. The Fund invests a substantial amount of its assets in REITs.

The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualifications of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Fund may invest in a real estate company that purports to be a REIT and that the company could fail to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to the Fund on its investment in such company. REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration

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under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Real Estate Securities. The Fund’s concentration in real estate securities presents special risk considerations.

Investment Strategy. The Fund invests principally in companies that are engaged in real estate activities, including owning, trading or developing income-producing real estate.

Special Risks. The performance of real estate securities may be significantly impacted by the performance of real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of real estate company shares also may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates as well as risks normally associated with debt financing. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable domestic and foreign laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the countries and regions in which the real estate owned by the Fund is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company such as a REIT may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

Portfolio Turnover. The portfolio turnover rates for the Fund is likely to be higher than the rates for comparable mutual funds with a single portfolio manager. Each of the Fund’s Sub-Advisers makes decisions to buy or sell securities independently from other Sub-Advisers. Thus, one Sub-Adviser for the Fund may be selling a security when another Sub-Adviser for the Fund, or for another fund, is purchasing that same security. Additionally, when the Fund replaces a Sub-Adviser, the new Sub-Adviser may restructure the investment portfolio, which may increase the Fund’s portfolio turnover rate. A high portfolio turnover rate (100% or more) is likely to involve higher brokerage commissions and other transaction costs, which could reduce the Fund’s return. It also may result in higher short-term capital gains that are taxable to shareholders.

ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

Borrowings and Reverse Repurchase Agreements. The Fund may borrow money and enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund’s agreement to repurchase them at a mutually agreed upon date and price (including interest).

Investment Strategy. The Fund may borrow and enter into reverse repurchase agreements in amounts not exceeding one-third of the value of its total assets (including the amount borrowed). The Fund also may borrow up to an additional 5% of the value of its total assets for temporary purposes. The Fund may enter into reverse repurchase agreements when the investment management team expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

Special Risks. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities; and (c) the securities may not be returned to the Fund.

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Convertible Securities. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Investment Strategy. The Fund may acquire convertible securities. Generally, convertible securities will be rated investment grade at the time of purchase. However, the Fund may invest up to 15% of its total assets in convertible securities that are rated non-investment grade at the time of purchase when the Sub-Advisers determine that such securities are desirable in light of the Fund’s investment objective.

Special Risks. The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, the Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s return and its ability to achieve its investment objective.

Currency Swaps. Currency swaps are contracts that obligate the Fund and another party to exchange their rights to pay or receive specified amounts of currency.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Fund may enter into currency swap transactions for hedging purposes.

Special Risks. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like other derivative securities, these instruments can be highly volatile. If a Sub-Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these instruments were not used. Because these instruments normally are illiquid, the Fund may not be able to terminate its obligations when desired.

Equity Swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return.

Investment Strategy. The Fund may invest in equity swaps for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes but not for speculative purposes or to seek to enhance total return. Equity swaps also may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical.

Special Risks. Equity swaps are derivative instruments and their values can be very volatile. To the extent that a Sub-Adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss, which is potentially unlimited. The value of some components of an equity swap (such as the dividends on a common stock) also may be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. Because equity swaps normally are illiquid, the Fund may not be able to terminate its obligations when desired.

Exchange Rate-Related Securities. Exchange rate-related securities represent certain foreign debt obligations whose principal values are linked to a foreign currency but which are repaid in U.S. dollars.

Investment Strategy. The Fund may invest in exchange rate-related securities.

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Special Risks. The principal payable on an exchange rate-related security is subject to currency risk. In addition, the potential illiquidity and high volatility of the foreign exchange market may make exchange rate-related securities difficult to sell prior to maturity at an appropriate price.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

Investment Strategy. The Fund may enter into forward currency exchange contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes but not for speculative purposes or to seek to enhance total return. The Fund also may enter into forward currency exchange contracts to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the Sub-Advisers, and the Fund is not required to hedge its foreign currency positions.

Special Risks. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell a specified financial instrument or currency in the future at an agreed upon price. For example, a futures contract may obligate the Fund, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Fund may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These investments may be used for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes but not for speculative purposes or to seek to enhance total return.

The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Fund.

Special Risks. Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.

Illiquid or Restricted Securities. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see “Insurance Funding Agreements” below) certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”) and other domestic or foreign securities that are not readily marketable.

Investment Strategy. The Fund may invest up to 15% of its net assets in securities that are illiquid. If otherwise consistent with its investment objective and strategies, the Fund may purchase commercial paper issued pursuant to

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Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the Investment Advisers or Sub-Advisers determine, under guidelines approved by the Northern Multi-Manager Funds’ Board of Trustees, that an adequate trading market exists.

Special Risks. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A Securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities. Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Investment Companies. To the extent consistent with its investment objective and strategies, the Fund may invest in securities issued by other investment companies, including money market funds, index funds, “country funds” (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iShares®, S&P’s Depositary Receipts® (“SPDRs”) and other ETFs. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Fund may invest include money market funds for which the Investment Advisers or any of their affiliates serve as investment advisers.

Investment Strategy. Investments by the Fund in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Fund may rely on SEC orders that permit it to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open end investment company or series thereof that has substantially the same investment objective, strategies and fundamental restrictions as the Fund.

Special Risks. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. It also would bear a proportionate share of any fees and expenses paid by that company. These expenses would be in addition to the advisory and other fees paid directly by the Fund. The Fund’s investment in an ETF involves other considerations. In particular, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. In addition, shares of an ETF are issued in “creation units” and are not redeemable individually except upon termination of the ETF. To redeem, the Fund must accumulate enough shares of an ETF to reconstitute a creation unit. The liquidity of a small holding of an ETF, therefore, will depend upon the existence of a secondary market. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF’s NAV.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the future at an agreed upon price prior to the expiration date of the option.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes, in anticipation of the purchase of securities and for liquidity management purposes but not for speculative purposes or to seek to enhance total return. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies. The Fund will not purchase put and call options in an amount that exceeds 5% of its net assets at the time of purchase. The total value of the Fund’s assets subject to options written by the Fund will not be greater than 25% of its net assets at the time the option is written. The Fund may “cover” a call option by owning the security underlying the option or through other means. Put options written by the Fund are “secured” if the Fund maintains liquid assets in a segregated account in an amount at least equal to the exercise price of the option up until the expiration date.

Special Risks. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment management team is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the investment management team to predict future price fluctuations and the degree of correlation between the options and securities markets.

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The Fund will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Investment Advisers or Sub-Advisers. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

Preferred Stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners.

Investment Strategy. The Fund may invest in preferred stocks.

Special Risks. Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Repurchase Agreements. Repurchase agreements involve the purchase of securities by the Fund subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

Investment Strategy. The Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Advisers or Sub-Advisers. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement will never occur more than one year after the Fund acquires the securities.

Special Risks. In the event of a default, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable by the Fund.

Securities Lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.

Investment Strategy. Securities lending may represent no more than one-third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market funds. Loan collateral (including any investment of the collateral) is not included in the calculation of the percentage limitations described elsewhere in this Prospectus regarding the Fund’s investments in particular types of securities.

Special Risks. A principal risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and possibly may incur a capital loss. The Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower. Additionally, the amount of the Fund’s distributions that qualify for taxation at reduced long-term capital gains rates for individuals, as well as the amount of the Fund’s distributions that qualify for the dividends received deduction available to corporate shareholders (together, “qualifying dividends”) may be reduced as a result of the Fund’s securities lending activities. This is because any dividends paid on securities while on loan will not be deemed to have been received by the Fund, and the equivalent amount paid to the Fund by the borrower of the securities will not be deemed to be a qualifying dividend.

Short Sales Against-the-Box. A short sale against-the-box is a short sale such that at all times when the short position is open the seller owns or has the right to obtain, at no added cost, an equal amount of securities identical to those sold short.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Fund may make short sales against-the-box.

Special Risks. If the Fund sells securities short against-the-box, it may protect itself from loss if the price of the securities declines in the future, but will lose the opportunity to profit on such securities if the price rises. If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it actually had sold the securities (as a “constructive sale”) on the date it effects the short

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sale. However, such constructive sale treatment may not apply if the Fund closes out the short position with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Temporary Investments. The Fund temporarily may hold cash and/or invest in short-term obligations including U.S. government obligations, high quality money market instruments (including commercial paper and obligations of foreign and domestic banks such as certificates of deposit, bank and deposit notes, bankers’ acceptances and fixed time deposits), and repurchase agreements with maturities of 13 months or less.

Investment Strategy. The Fund temporarily may hold cash or invest all or any portion of its assets in short-term obligations pending investment, to meet anticipated redemption requests or to manage a reallocation of assets to a Sub-Adviser. The Fund also may hold cash or invest in short-term obligations as a temporary measure mainly designed to limit the Fund’s losses in response to adverse market, economic or other conditions when the Sub-Advisers believe that it is in the best interest of the Fund to pursue such a defensive strategy. The Sub-Advisers may, however, choose not to make such temporary investments even in very volatile or adverse conditions.

Special Risks. The Fund may not achieve its investment objective when it holds cash or invests its assets in short-term obligations or otherwise makes temporary investments. The Fund also may miss investment opportunities and have a lower total return during these periods.

United States Government Obligations. These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Fund may invest in a variety of U.S. Treasury obligations and in obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Special Risks. Not all U.S. government obligations carry the same credit support. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include variable amount master demand notes, long-term variable and floating rate bonds (sometimes referred to as “Put Bonds”) where the Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and leveraged inverse floating rate instruments (“inverse floaters”). An inverse floater is leveraged to the extent that its interest rate varies by an amount that exceeds the amount of the variation in the index rate of interest. Some variable and floating rate instruments have interest rates that periodically are adjusted as a result of changes in inflation rates.

Investment Strategy. The Fund may invest in variable and floating rate instruments to the extent consistent with its investment objective and strategies.

Special Risks. The market values of inverse floaters are subject to greater volatility than other variable and floating rate instruments due to their higher degree of leverage. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

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Warrants. A warrant represents the right to purchase a security at a predetermined price for a specified period of time.

Investment Strategy. The Fund may invest in warrants and similar rights. The Fund also may purchase bonds that are issued in tandem with warrants.

Special Risks. Warrants are derivative instruments that present risks similar to options.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

Investment Strategy. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Fund generally would purchase securities in these transactions with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if a Sub-Adviser deems it appropriate to do so.

Special Risks. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

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FINANCIAL INFORMATION

There are no financial highlights for the Fund because it commenced operations on or after the date of this Prospectus.

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FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORTS

Additional information about the Fund’s investments will be available in the Fund’s annual and semiannual reports to shareholders when they are prepared. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Additional information about the Fund and its policies also is available in the Fund’s Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Fund’s annual and semiannual reports and the Additional Statement are available free upon request by calling the Northern Funds Center at 800-595-9111.

To obtain other information and for shareholder inquiries:

BY TELEPHONE

Call 800-595-9111

BY MAIL

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

ON THE INTERNET

The Fund’s documents are available online and may be downloaded from:

•	The SEC’s Web site at sec.gov (text-only).

•	Northern Funds’ Web site at northernfunds.com.

You may review and obtain copies of Northern Funds’ documents by visiting the SEC’s Public Reference Room in Washington, D.C. You also may obtain copies of Northern Funds’ documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

811-08236

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Preliminary Statement of Additional Information dated September 11, 2008

Subject to Completion

The information in the statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PART B

STATEMENT OF ADDITIONAL INFORMATION

MULTI-MANAGER EMERGING MARKETS EQUITY FUND

MULTI-MANAGER GLOBAL REAL ESTATE FUND

NORTHERN FUNDS

(THE “TRUST”)

This Statement of Additional Information dated [            ], 2008 (the “Additional Statement”) is not a prospectus. This Additional Statement should be read in conjunction with the Prospectuses dated [            ], 2008, as amended or supplemented from time to time, for the Multi-Manager Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund (each a “Fund” collectively, the “Funds”) of Northern Funds (the “Prospectuses”). Copies of the Prospectuses may be obtained without charge from The Northern Trust Company (the “Transfer Agent”) by writing to the Northern Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-595-9111. Capitalized terms not otherwise defined have the same meaning as in the Prospectuses.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS ADDITIONAL STATEMENT OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency or Northern Trust. An investment in a Fund involves investment risks, including possible loss of principal.

2

ADDITIONAL INVESTMENT INFORMATION

CLASSIFICATION AND HISTORY

Northern Funds (the “Trust”) is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is a series of the Trust that was formed as a Delaware statutory trust on February 7, 2000 under an Agreement and Declaration of Trust (the “Trust Agreement”). The Trust also offers other equity, fixed-income, money market and multi-manager funds, which are not described in this document.

INVESTMENT OBJECTIVES AND STRATEGIES

The following supplements the investment objectives, strategies and risks of the Funds as set forth in the Prospectuses. The investment objective of each Fund may be changed without shareholder approval. Except as expressly noted below, each Fund’s investment strategies may be changed without shareholder approval. In addition to the instruments discussed below and in the Prospectuses, each Fund may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by Northern Trust Global Advisors, Inc. (“NTGA”) and Northern Trust Investments, N.A. (“NTI,” and together with NTGA, the “Investment Advisers”) or any of the Sub-Advisers (as defined below), to be substantially similar to those of any other investment otherwise permitted by a Fund’s investment strategies.

To the extent required by the Securities and Exchange Commission (“SEC”) regulations, shareholders of the Funds will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in a Fund’s policy stated in its Prospectus to invest at least 80% of its net assets in the particular type of investment suggested by its name. For these purposes, “net assets” include the amount of any borrowings for investment purposes and the amount of “net assets” is measured at the time of purchase.

Multi-Manager Emerging Markets Equity Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily emerging market equity securities. Any income received is incidental to this objective. The Fund intends to invest in equity securities of issuers domiciled in emerging and frontier markets. Emerging and frontier markets are defined as those markets included in the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. The Sub-Advisers may also consider emerging and frontier markets as classified by the World Bank, International Finance Corporation or the United Nations and other similar agencies.

Multi-Manager Global Real Estate Fund seeks to provide long-term capital appreciation and current income through a diversified portfolio of primarily global equity securities of real estate related companies. Real estate companies include companies located in a number of different countries, including the U.S. and are generally considered to be those who have significant assets, investments, activities or other business interests in real estate, or who derive a significant portion of their revenue from real estate. The Fund anticipates that it will invest greater than 25% of its assets in equity-related securities of real estate companies in the U.S.

MULTI-MANAGER STRUCTURE

The Funds are managed by the Investment Advisers and one or more asset managers who are unaffiliated with the Investment Advisers (each a “Sub-Adviser” and together, the “Sub-Advisers”). Subject to review by the Trust’s Board of Trustees, the Investment Advisers are responsible for selecting the Funds’ investment strategies and for allocating and reallocating assets among the Sub-Advisers consistent with each Fund’s investment objective and strategies. The Investment Advisers are also responsible for recommending to the Board whether an agreement with a Sub-Adviser should be approved, renewed, modified or terminated and for monitoring and evaluating the Sub-Advisers. The Investment Advisers are also responsible for implementing procedures to ensure that each Sub-Adviser complies with the Fund’s investment objective, strategies and restrictions.

AMERICAN DEPOSITARY RECEIPTS (“ADRs”). To the extent consistent with their respective investment objectives and strategies, the Funds may invest in ADRs. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer.

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A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.

CALCULATION OF PORTFOLIO TURNOVER RATE. The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment.

The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate. Portfolio turnover rates for the Funds are likely to be higher than those of funds with a single investment manager.

COMMERCIAL PAPER, BANKERS’ ACCEPTANCES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANK NOTES. To the extent consistent with their respective investment objectives and strategies, the Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Deposit notes are insured by the FDIC only to the extent of $100,000 per depositor per bank.

Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Commercial paper purchased by the Funds may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

CONVERTIBLE SECURITIES. To the extent consistent with their respective investment objectives and strategies, the Funds may invest in convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

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In selecting convertible securities, the Investment Advisers and Sub-Advisers may consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of portfolio securities as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed-income securities.

Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality also are likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund that invests in convertible securities generally will reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

CURRENCY SWAPS. To the extent consistent with their respective investment objectives and strategies, the Funds may enter into currency swap transactions for hedging purposes. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured. Currency swaps involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies.

Currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by a Fund under a swap is covered by segregated cash or liquid assets, the Funds and their Investment Advisers and Sub-Advisers believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

A Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Advisers or Sub-Advisers. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments that are traded in the interbank market. The use of currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Advisers or Sub-Advisers are incorrect in their forecasts of currency exchange rates the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

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CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. To the extent consistent with their respective investment objectives and strategies, the Funds may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which usually is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue.

EQUITY SWAPS. The Funds may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps also may be used for hedging purposes, in anticipation of the purchase of securities or for liquidity management purposes. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay a Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and a Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Funds will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Fund’s obligations, the Funds and the Investment Advisers believe that such transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The Funds will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by Standard & Poor’s® Rating Service (“S&P”), or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s Investors Service, Inc. (“Moody’s”), or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”). If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Advisers or a Sub-Adviser is incorrect in its forecasts of market values, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

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EUROPEAN DEPOSITARY RECEIPTS (“EDRs”). The Funds may invest in EDRs and Global Depositary Receipts (“GDRs”). EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.

FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Funds are authorized to enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

When the Investment Advisers or Sub-Advisers anticipate that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. Similarly, when the securities held by a Fund create a short position in a foreign currency, a Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains, which might result from changes in the value of such currency. A Fund also may incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

In addition, to the extent consistent with its investment objective and strategies, a Fund may purchase or sell forward foreign currency exchange contracts for cross-hedging purposes and may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the investment management team believes that there is a pattern of correlation between the two currencies.

Liquid assets equal to the amount of a Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund’s price to sell the currency or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund’s price to buy the currency or (ii) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

FOREIGN INVESTMENTS. To the extent consistent with their investment objective and strategies, the Funds invest in foreign securities, including bonds and other fixed-income securities of foreign issuers. The Multi-Manager Emerging Markets Equity Fund intends to invest a substantial portion of its assets in foreign securities. Foreign fixed-income securities may include eurodollar convertible securities, which are fixed-income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer.

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Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that security prices will decline over short or even extended periods. The markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund to the extent that it invests in foreign securities. The holdings of the Funds, to the extent that they invest in fixed-income securities, will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S.

To the extent consistent with their investment objectives and strategies, the Funds may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s net asset value (“NAV”) to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund’s total assets, adjusted to reflect a Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, a Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

A Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, through the use of forward currency exchange contracts with other instruments, the respective net currency positions of the Funds may expose them to risks independent of their securities positions. Although the net long and short foreign currency exposure of the Funds will not exceed their respective total asset values, to the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions.

Dividends and interest payable on a Fund’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See “Taxes” on page [__].

Investors should understand that the expense ratio of the Funds can be expected to be higher than those funds investing primarily in domestic securities. The costs attributable to investing abroad usually are higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

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The Funds’ income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See “Taxes” on page [__].

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result in missed attractive investment opportunities, losses to a Fund due to subsequent declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, possible liability to the purchaser.

The Multi-Manager Global Real Estate Fund may invest a significant percentage of its assets in the securities of issuers located in geographic regions with securities markets that are highly developed, liquid and subject to extensive regulation, including Japan. Japan’s economy grew substantially after World War II. In recent years, however, Japan’s economic growth has been substantially below the level of earlier decades, and its economy has experienced periods of recession. Japan has also experienced stagnant consumer demand and higher unemployment rates. In response to these conditions, Japan has attempted to implement changes regarding high wages and taxes, currency valuations, structural rigidities, political reform and the deregulation of its economy. These initiatives have, however, resulted in notable uncertainty and loss of public confidence. In recent years, the credit rating of Japanese government debt has been downgraded as concern increased regarding the slow progress in implementing effective structural economic reform.

Japan’s economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. The recent increases in the price of crude oil, a substantial rise in other commodity prices, or a fall-off in Japan’s manufactured exports, may affect Japan’s economy adversely. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. Japan’s banking industry has suffered from non-performing loans, low real estate values and lower valuations of securities holdings. Many Japanese banks have required public funds to avert insolvency. In addition, large amounts of bad debt have prevented banks from expanding their loan portfolios despite low discount rates. In 2003, Japan’s Financial Services Agency established the Industrial Revitalization Corporation Japan (“IRCJ”) to assist in cleaning up the non-performing loans of the Japanese banking sector. The IRCJ is modeled after the Resolutions Trust Corporation, which was created in the United States to address the savings and loan crisis, and is scheduled to complete its work and be dissolved in 2008. However, several banks repaid all their public money in 2006. Recent economic performance has shown improvements with positive growth in gross domestic product in 2004 and 2005 and a reduction in non-performing loans since 2002.

The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced.

The common stock of many Japanese companies historically has traded at high price-earnings ratios. Differences in accounting methods, interest rates and inflation have made it difficult to compare the earnings and price-earnings ratios of Japanese companies with those of companies in other countries, especially the United States. In addition, Japan’s relatively high degree of equity security cross-holdings between banks and corporations sometimes distorts supply/demand conditions of certain securities. Such distortions may lead to higher price-earnings ratios in Japan than in other countries, although more recently the degree of such security cross-holdings has begun to diminish.

Japan has had territorial disputes and/or defense issues with China, North Korea, South Korea and Russia, among others. In the past several years, Japan’s relationship with North Korea has been especially strained because of increased nuclear and military activity by North Korea. Japan’s disputes with neighboring countries have the potential to cause uncertainty in the Japanese markets and affect the overall Japanese economy in times of crisis.

FOREIGN INVESTMENTS – EMERGING AND FRONTIER MARKETS. As noted in its Prospectus, the Multi-Manager Emerging Markets Equity Fund invests its assets primarily in countries with emerging economies or securities markets. The Multi-Manager Global Real Estate Fund, to the extent permitted by its investment objective and strategies, may also invest in countries with emerging economies or securities markets. These countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa.

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The securities markets of emerging and frontier countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging and frontier country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging and frontier country issuers than is available about issuers in the United States.

Emerging and frontier country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging and frontier countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging and frontier countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging and frontier country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Certain emerging and frontier market countries may have antiquated legal systems, which may adversely impact the Funds. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging and frontier market countries. Similarly, the rights of investors in emerging and frontier market companies may be more limited than those of shareholders in U.S. corporations.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging and frontier countries may be higher than in developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging and frontier countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Certain emerging and frontier countries may restrict or control foreign investments in their securities markets. These restrictions may limit a Fund’s investment in those countries and may increase the expenses of the Fund. Certain emerging and frontier countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging and frontier countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

Emerging and frontier countries may be subject to a substantially greater degree of economic, political and social instability and disruption than more developed countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) social unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds’ assets. A Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

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A Fund may invest in former “east bloc” countries in Eastern Europe. Most Eastern European countries had a centrally planned, socialist economy for a substantial period of time. The governments of many Eastern European countries have more recently been implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. However, business entities in many Eastern European countries do not have an extended history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries’ attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

The economies of emerging and frontier countries may suffer from unfavorable growth of gross domestic product, rates of inflation and hyperinflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging and frontier countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging and frontier countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging and frontier countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging and frontier countries are vulnerable to weakness in world prices for their commodity exports.

Certain emerging and frontier countries may experience sudden and large adjustments in their currency, which can have a disruptive and averse effect on foreign investors. There may be no significant foreign exchange market for certain currencies making it difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds’ investments denominated in such currencies. Some emerging and frontier countries may impose restrictions on the free conversion of their currencies into foreign currencies, including the U.S. dollar.

Many emerging and frontier countries are highly dependent on foreign loans for their operations. There have been moratoria on, and refinancing of, repayments with respect to these loans. Some of the refinancings have imposed restrictions and conditions on the economies of such nations that have adversely affected their economic growth.

Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

The Multi-Manager Emerging Markets Equity Fund invests primarily in the equity securities of issuers located in countries included in the MSCI Emerging Markets Index and Frontier Markets Index. As of June 30, 2008, these indices consisted of the following countries: Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Estonia, Hungary, India, Indonesia, Israel, Jordan, Kazakhstan, Kenya, Korea, Kuwait, Lebanon, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, the Philippines, Poland, Qatar, Romania, Russia, Slovenia, South Africa, Taiwan, Thailand, Tunisia, Turkey, Sri Lanka, Ukraine, United Arab Emirates and Vietnam. The Sub-Advisers may also invest in other emerging and frontier markets as classified by the World Bank, International Finance Corporation or the United Nations and other similar agencies.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions normally are negotiated directly with the other party.

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A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will segregate liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments until three days prior to the settlement date, or will otherwise cover its position. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining a Fund’s average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may invest in futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, in anticipation of the purchase of securities or for liquidity management purposes.

The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Funds. The Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirement of the Internal Revenue Code of 1986, as amended (the “Code”) for maintaining their qualifications as regulated investment companies for federal income tax purposes.

When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchase of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (the “NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission’s (the “CFTC”) regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the NFA or any domestic futures exchange. In particular, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

In connection with a Fund’s position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

For a further description of futures contracts and related options, see Appendix B to this Additional Statement.

ILLIQUID OR RESTRICTED SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are illiquid. The Funds may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”) and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Investment Advisers or Sub-Advisers determine, under guidelines approved by the Trust’s Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

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INSURANCE FUNDING AGREEMENTS. An insurance funding agreement (“IFA”) is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the contract is paid from the company’s general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent.

INVESTMENT COMPANIES. With respect to the investments of the Funds in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either: (a) not more than 3% of the total outstanding stock of such investment company will be owned by a Fund, the Trust as a whole and its affiliated persons (as defined in the 1940 Act); or (b) (i) not more than 5% of the value of the total assets of a Fund will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Pursuant to an exemptive order, these limits will not apply to the investment of securities lending collateral by the Funds in certain investment company portfolios advised by Northern Trust. In addition, these limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

The Funds currently intend to invest uninvested cash in the Diversified Assets Portfolio of Northern Institutional Funds, an investment company which is advised by NTI. The Diversified Assets Portfolio (the “Portfolio”) seeks to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. The Portfolio and the Funds treat investments in the Portfolio as the purchase and redemption of the Portfolio’s Shares. Any Fund investing in the Portfolio pursuant to the exemptive order participates equally on a pro rata basis in all income, capital gains and net assets of the Portfolio, and will have all rights and obligations of a shareholder, as provided in the Trust Agreement, including voting rights. In addition to the advisory, administration, transfer agency and custody fees payable by the Funds to the Investment Advisers and/or their affiliates, each Fund that invests its uninvested cash in the Portfolio pursuant to the terms of the exemptive order will bear indirectly a proportionate share of the Portfolio’s operating expenses, which include the foregoing fees. Currently, the aggregate annual rate of advisory, administration, transfer agency and custodial fees payable to the Investment Advisers and/or their affiliates on the uninvested cash invested in the Portfolios is 0.35%. The Investment Advisers intend to reimburse the Funds invested in the Portfolio for the advisory fees received by NTI from the Portfolio in respect of each Fund’s assets invested in the Portfolio. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

Investments by the Funds in other investment companies, including exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of a Fund’s investments in ETFs. These policies and procedures require, among other things, that (i) the Investment Advisers and Sub-Advisers conduct a Fund’s investment in ETFs without regard to any consideration received by the Fund or any of its affiliated persons and (ii) the Investment Advisers and Sub-Advisers certify to the Board quarterly that they have not received any consideration in connection with an investment by a Fund in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Investment Advisers and Sub-Advisers.

Certain investment companies whose securities are purchased by the Funds may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

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If required by the 1940 Act, each Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

To the extent consistent with its investment objective and strategies, a Fund may invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategy and restrictions as the Fund. However, each Fund currently intends to limit its investments in securities issued by other investment companies to the extent described above. Each Fund may adhere to other limitations with respect to its investments in securities issued by other investment companies if required or permitted by the SEC or deemed to be in the best interests of the Trust.

As noted in the Prospectuses, the Funds may invest in iShares®, Standard & Poor’s Depositary Receipts® (“SPDRs”) and similar securities of other investment companies, subject to the restrictions set forth above.

iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International (“MSCI”) indices for various countries and regions. iShares are listed on a national securities exchange (an “exchange”), and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the exchange on which they are listed. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares also could be substantially and adversely affected, and a Fund’s ability to provide investment results approximating the performance of securities in a designated index could be impaired. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

SPDRs are interests in a unit investment trust (“UIT”) that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on an exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (i) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the Standard & Poor’s 500® Index (the “S&P 500 Index”) (ii) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities and (iii) a cash payment or credit (“Balancing Amount”) designed to equalize the NAV of the S&P 500 Index and the NAV of a Fund Deposit.

SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, a Fund will receive Index Securities and cash identical to the Fund Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

MISCELLANEOUS. Securities may be purchased on margin only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The Funds may, however, make short sales against-the-box.

OPTIONS. To the extent consistent with its investment objective and strategies, a Fund may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities (“yield curve options”) and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an

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option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if a Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if a Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference.

All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if a Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

With respect to yield curve options, a call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option generally is limited to the difference between the amount of the Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

A Fund’s obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase

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transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

REAL ESTATE INVESTMENT TRUSTS. The Multi-Manager Global Real Estate Fund may invest without limit in real estate investment trust (“REITs”). To the extent consistent with its investment objective and strategies, the Multi-Manager Emerging Markets Equity Fund may also invest in REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate securities they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Funds will indirectly bear their proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Funds.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.

REPURCHASE AGREEMENTS. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable.

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REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Funds may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Funds will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Funds will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

RISKS RELATED TO SMALL COMPANY SECURITIES. To the extent consistent with their respective investment objectives and strategies, the Funds may invest in small company securities. While the Sub-Advisers to the Funds believe that smaller companies can provide greater growth potential than larger, more mature firms, investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Securities of such issuers may lack sufficient market liquidity to enable the Funds to effect sales at an advantageous time or without a substantial drop in price. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies and may have a greater sensitivity to changing economic conditions. Smaller companies also face a greater risk of business failure. As a result, their performance can be more volatile, which could increase the volatility of the Funds’ portfolio. Generally, the smaller the company size, the greater these risks.

The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the NAV of the Funds’ shares will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when the Fund purchases thinly traded stock) and the effect of the “bid-ask” spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

RISKS RELATED TO MEDIUM AND LOWER QUALITY SECURITIES. To the extent consistent with their respective investment objectives and strategies, the Funds may invest in medium and lower quality securities. Fixed-income securities rated Baa or BBB- are considered medium quality obligations with speculative characteristics. Fixed-income securities rated below Baa or BBB- are considered lower quality and are regarded as having significant speculative characteristics. Investments in medium and lower quality securities present special risk considerations. Medium quality securities, although considered investment grade, are considered to have speculative characteristics. Lower quality securities are considered predominantly speculative by traditional investment standards. In some cases, these lower quality obligations may be highly speculative and have poor prospects for reaching investment grade standard. While any investment carries some risk, certain risks associated with lower quality securities are different than those for investment-grade securities. The risk of loss through default is greater because lower quality securities usually are unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund’s NAV per share.

There remains some uncertainty about the performance level of the market for lower quality securities under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the market for lower quality securities (resulting in a greater number of bond defaults) and the value of lower quality securities held in the portfolio of investments.

The economy and interest rates can affect lower quality securities differently than other securities. For example, the prices of lower quality securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher quality investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

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The market value of lower quality securities tends to reflect individual corporate developments to a greater extent than that of higher quality securities, which react primarily to fluctuations in the general level of interest rates. Lower quality securities are often issued in connection with a corporate reorganization or restructuring or as a part of a merger, acquisition, takeover or similar event. They also are issued by less established companies seeking to expand. Such issuers are often highly leveraged, may not have available to them more traditional methods of financing and generally are less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse economic developments or business conditions.

A holder’s risk of loss from default is significantly greater for lower quality securities than is the case for holders of other debt securities because such securities generally are unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation will be uncertain. A Fund also may incur additional expenses in seeking recovery on defaulted securities. If an issuer of a security defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower quality securities as well as a Fund’s NAV. In general, both the prices and yields of lower quality securities will fluctuate.

The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for high yield fixed-income securities generally is lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and a Fund’s ability to dispose of particular portfolio investments. A less developed secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield securities in its portfolio.

The adoption of new legislation could adversely affect the secondary market for high yield securities and the financial condition of issuers of these securities. The form of any future legislation, and the probability of such legislation being enacted, is uncertain.

In certain circumstances, it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result, a Fund’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower quality convertible securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

The ratings of S&P, Dominion Bond Rating Service Limited (“Dominion”), Moody’s and Fitch evaluate the safety of a lower quality security’s principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Adviser performs its own analysis of the issuers whose lower quality securities the Funds purchase. Because of this, a Fund’s performance may depend more on its Investment Adviser’s or Sub-Adviser’s credit analysis than is the case of mutual funds investing in higher quality securities.

In selecting lower quality securities, the Investment Advisers or Sub-Advisers consider factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Fund’s investment portfolio. The Investment Advisers or Sub-Advisers monitor the issuers of lower quality securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

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SECURITIES LENDING. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or by its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and a Fund is responsible for any loss that may result from its investment in borrowed collateral. A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

SHORT SALES AGAINST-THE-BOX. The Funds may engage in short sales “against-the-box.” In a short sale, the seller sells a borrowed security and has a corresponding obligation to the lender to deliver the identical security. The seller does not immediately return the securities sold and is said to have a short position in those securities until delivery occurs. While a short sale is made by selling a security the seller does not own, a short sale is “against-the-box” to the extent that the seller contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. It may be entered into by a Fund, for example, to lock in a sales price for a security the Fund does not wish to sell immediately. If a Fund sells securities short against-the-box, it may protect itself from loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

SPECIALIZED OWNERSHIP VEHICLES. Specialized ownership vehicles pool investors’ funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Funds may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for the Funds and, to the extent such vehicles are structured similarly to investment funds, a shareholder in the Funds will bear not only his proportionate share of the expenses of the Fund, but also, indirectly the expenses of the specialized ownership vehicle.

STOCK INDICES. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 30, 2008 the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to track the performance of a range of equity markets outside the traditional developed and emerging markets. As of June 30, 2008, the MSCI Frontier Markets Index consisted of the following 19 frontier country indices: Bahrain, Bulgaria, Croatia, Estonia, Kazakhstan, Kenya, Kuwait, Lebanon, Mauritius, Nigeria, Oman, Qatar, Romania, Slovenia, Sri Lanka, Tunisia, Ukraine, United Arab Emirates and Vietnam.

The Multi-Manager Emerging Markets Equity Fund is not sponsored, endorsed, sold or promoted by MSCI, any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI Indices are the exclusive property of MSCI. MSCI and MSCI Index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Northern Trust. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of this financial product or any other person or entity regarding the advisability of investing in the Multi-Manager Emerging Markets Equity Fund or the ability of any MSCI Index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI Indices which are determined, composed and calculated by MSCI without regard to the Multi-Manager Emerging Markets Equity Fund or the issuer or shareholders of the Multi-Manager Emerging Markets Equity Fund or any other person or entity. None of the MSCI Parties has any obligation to take the needs of the Trust or shareholders of the Multi-Manager Emerging Markets Equity Fund or any other person or entity into consideration in determining, composing or calculating the MSCI Indices. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or number of shares of the

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Multi-Manager Emerging Markets Equity Fund to be issued or in the determination or calculation of the equation by or the consideration into which the Multi-Manager Emerging Markets Equity Fund is redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or shareholders of the Multi-Manager Emerging Markets Equity Fund or any other person or entity in connection with the administration, marketing or offering of the Multi-Manager Emerging Markets Equity Fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indices from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI Index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of the Multi-Manager Emerging Markets Equity Fund, owners of the Multi-Manager Emerging Markets Equity Fund, or any other person or entity, from the use of any MSCI Index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI Index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI Index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

STRIPPED SECURITIES. To the extent consistent with its respective investment objective and strategies, each Fund may purchase stripped securities. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” The Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Other types of stripped securities may be purchased by the Funds, including stripped mortgage-backed securities (“SMBS”). SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest generally are higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency, instrumentality or sponsored enterprise) may be considered liquid under guidelines established by the Trust’s Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the NAV per share.

SUPRANATIONAL BANK OBLIGATIONS. Each Fund, to the extent consistent with its investment objective and strategies, may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), General Services Administration, Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks and the Maritime Administration.

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Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises also are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by any agency, instrumentality or sponsored enterprise thereof, and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.

To the extent consistent with their respective investment objectives and strategies, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Not all U.S. government obligations carry the same credit support. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are considered illiquid.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin in relation to a generally recognized index rate. These instruments include long-term variable and floating rate bonds (sometimes referred to as “put bonds”) where a Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and also includes leveraged inverse floating rate instruments (“inverse floaters”).

With respect to the variable and floating rate instruments that may be acquired by the Funds, the Investment Advisers or Sub-Advisers will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Funds’ quality requirements, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Variable and floating rate instruments that may be purchased by the Funds include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Variable and floating rate instruments also include leveraged inverse floaters. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Investment Advisers or Sub-Advisers to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.

Variable and floating rate instruments including inverse floaters held by a Fund will be subject to the Fund’s limitation on illiquid investments, absent a reliable trading market, when the Fund may not demand payment of the principal amount within seven days. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

WARRANTS. The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

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YIELDS AND RATINGS. The yields on certain obligations, including the instruments in which the Funds may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Dominion, Moody’s and Fitch represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this Additional Statement.

Subject to the limitations stated in the Prospectuses, if a security held by a Fund undergoes a rating revision, the Fund may continue to hold the security if the Sub-Advisers determine such retention is warranted.

ZERO COUPON AND CAPITAL APPRECIATION BONDS AND PAY-IN-KIND SECURITIES. To the extent consistent with their respective investment objectives and strategies, the Funds may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind (“PIK”) securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash generally is received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund.

INVESTMENT RESTRICTIONS

Each Fund is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares as described in “Description of Shares” on page [__].

No Fund may:

(1)	Make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Fund to the extent permitted by law.

(2)	Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of REITs or other issuers that deal in real estate or, in the case of the Multi-Manager Global Real Estate Fund, acquiring mortgage-related securities, or holding and selling real estate acquired by the Multi-Manager Global Real Estate Fund as a result of ownership of securities.

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(3)	Invest in commodities or commodity contracts, except that each Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(4)	Invest in companies for the purpose of exercising control.

(5)	Act as underwriter of securities, except as a Fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

(6)	Purchase securities (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, except that the Multi-Manager Global Real Estate Fund will invest at least 25% or more of its total assets in issuers principally engaged in real estate activities. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

(7)	Borrow money, except that to the extent permitted by applicable law (a) a Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) a Fund may purchase securities on margin. If due to market fluctuations or other reasons a Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of a Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, a Fund will not issue senior securities to the extent such issuance would violate applicable law.

(8)	Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified company under the 1940 Act.

(9)	Notwithstanding any of a Fund’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), each Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Fund.

For the purposes of Investment Restrictions Nos. 1 and 7 above, the Funds expect that they would be required to file an exemptive application with the SEC and receive the SEC’s approval of that application prior to entering into lending or borrowing arrangements with affiliates. As of the date of this Additional Statement, the Funds had not filed such an exemptive application.

In applying Restriction No. 8 above, a security is considered to be issued by the entity or entities whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund does not exceed 10% of the value of the Fund’s total assets.

Except to the extent otherwise provided in Investment Restriction No. 6, for the purpose of such restriction in determining industry classification, a Fund may use any one of the following: the Bloomberg Industry Group Classification, Standard & Poor’s, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes or the Global Industry Classification Standard (except that the Multi-Manager Emerging Markets Equity Fund will use the MSCI industry classification titles). For the purpose of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, an asset-backed security will be classified separately based on the nature of its underlying assets.

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Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction No. 7) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of a Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in Investment Restriction No. 7, a Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Funds’ shareholders. The policy provides that neither the Funds nor their Investment Advisers (or Sub-Advisers), Distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions including the portfolio holdings, trading strategies or pending transactions of any actively managed commingled fund portfolio which contains identical holdings as the Fund. Under the policy, neither the Funds nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible Web site. Information posted on the Funds’ Web site may be separately provided to any person commencing the day after it is first published on the Fund’s Web site.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available Web site may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust’s Chief Compliance Officer (“CCO”). Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Funds) only upon approval by the CCO, who must first determine that the Funds have a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the CCO. In accordance with the policy, the recipients who receive non-public portfolio holdings information on an ongoing basis are as follows: the Investment Advisers and their affiliates, the Sub-Advisers and their affiliates, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel, the Funds’ financial printer, R.R. Donnelley, and the Funds’ proxy voting service, Institutional Shareholder Service Inc., and certain rating and ranking organizations, S&P and Moody’s and the following vendors that provide portfolio analytical tools, Vestek (aka Thomson Financial), Citigroup, Lehman Brothers and Factset. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Funds may release non-public portfolio holdings information of the Funds only with the permission of Fund Representatives. From time to time, portfolio holdings information may be provided to broker-dealers solely in connection with the Funds seeking portfolio securities trading suggestions. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.

The Funds currently publish on their Web site, northernfunds.com, complete portfolio holdings for the Funds as of the end of each calendar quarter, subject to at least a ten (10) calendar day lag between the date of the information and the date on which the information is disclosed. In addition, the Funds intend to publish on their Web site month-end top ten holdings subject to at least a ten (10) calendar day lag between the date of the information and the date on which the information is disclosed. The Funds may publish on the Web site complete portfolio holdings information more frequently if they have a legitimate business purpose for doing so. Portfolio holdings will also be disclosed through required filings with the SEC. Each Fund will file its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain a Fund’s Forms N-CSR and

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N-Q filings on the SEC’s Web site at sec.gov. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Under the policy, the Board of Trustees is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

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ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

The Board of Trustees of the Multi-Manager Funds is responsible for the management and business and affairs of the Multi-Manager Funds. Set forth below is information about the Trustees of the Multi-Manager Funds and the Officers of Northern Funds as of the date of this Additional Statement. Each Multi-Manager Trustee has served in that capacity since he or she was originally elected or appointed to the Multi-Manager Funds Board of Trustees. As of the date of this Additional Statement, each Trustee oversees a total of 61 portfolios in the Northern Funds Complex – Northern Funds offers 41 portfolios and Northern Institutional Funds offers 24 portfolios.

NON-INTERESTED TRUSTEES

NAME, ADDRESS (1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)
William L. Bax Age: 64 Trustee since 2006

•        Managing Partner of PricewaterhouseCoopers, Chicago (an accounting firm) from 1997 to 2003;

•        Director of Big Shoulders Fund since 1997;

•        Director of Children’s Memorial Hospital since 1997;

•        Trustee of DePaul University since 1998;

•        Director of Sears Roebuck & Co. (a retail company) from 2003 to 2005;

•        Director of Andrew Corporation from 2006 to 2007.

• Arthur J. Gallagher & Co. (an insurance brokerage company).

Edward J. Condon, Jr. Age: 68 Trustee since 2006

•        Chairman and CEO of The Paradigm Group, Ltd. (a financial adviser) since 1993;

•        Principal and Co-Founder of Paradigm Capital, Ltd. since 1996 and Senior Partner of NewEllis Ventures since 2001;

•        Director of Financial Pacific Company (a small business leasing company) from 1998 to 2004;

•        Member and Director of the Illinois Venture Capital Association since 2001;

•        Trustee at Dominican University from 1996 to 2005;

•        Member of the Board of Directors of the Chicago Children’s Museum from 2001 to 2007;

•        Member of the Board of Governors of The Metropolitan Club since 2003;

•        Member of the Advisory Board of AAVIN Equity Partners since 2005;

•        Chairman of the Nominating Committee of Girl Scouts of Chicago from 1993 to 2003;

•        Member of the National Advisory Board of National Domestic Violence Hotline since 2005;

•        Member of the Board of Directors at LightBridge Healthcare Research Inc. since 2006.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that (a) a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years; and (b) a Trustee who becomes a Trustee at age sixty-eight years or older shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-five years.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (i.e., public companies) or other investment companies registered under the 1940 Act.

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NON-INTERESTED TRUSTEES (CONTINUED)

NAME, ADDRESS (1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Sharon Gist Gilliam Age: 64 Trustee since 2006

•        Principal/Officer/Director, UCG Associates, Inc. (an aviation consulting firm) from 2005 to 2006 and from 2008 to present;

•        CEO of Chicago Housing Authority from 2006 to 2007;

•        Executive Vice President of Unison-Maximus, Inc. (an aviation and governmental consulting company) from 1989 to 2005.

• None

Sandra Polk Guthman Age: 64 Trustee since 2006	• CEO of Polk Bros. Foundation (an Illinois not-for-profit corporation) since 1993; • Director of MBIA Insurance Corp. of Illinois (a municipal bond insurance company) since 1994.	• None

Michael H. Moskow Age: 70 Trustee since 2008

•        Vice Chairman and Senior Fellow on the Global Economy at the Chicago Council on Global Affairs since 2007;

•        President and Chief Executive Officer of the Federal Reserve Bank of Chicago from 1994 to 2007;

•        Director of Commonwealth Edison since 2007.

• Discover Financial Services; • Diamond Management and Technology Consultants, Inc.

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that (a) a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years; and (b) a Trustee who becomes a Trustee at age sixty-eight years or older shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

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NON-INTERESTED TRUSTEES (CONTINUED)

NAME, ADDRESS(1) , AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)
Richard P. Strubel Age: 68 Trustee since 2006 and Chairman since 2008

•        Director of Cardean Learning Group (formerly UNext, Inc.) (a provider of educational services via the Internet) since 2003;

•        President, Chief Operating Officer and Director of UNext, Inc. from 1999 to 2003.

• Gildan Activewear, Inc. (an athletic clothing marketing and manu- facturing company); • Goldman Sachs Mutual Fund Complex (100 port- folios); • Goldman Sachs Closed- End Funds (2 portfolios).

Casey J. Sylla Age: 65 Trustee since 2008

•        Chief Investment Officer, The Allstate Corporation from January to July, 2002;

•        Acting Chief Financial Officer, The Allstate Corporation from May to September, 2002;

•        Chairman and President of the Allstate Financial Group from 2002 to 2007;

•        Chairman of the Investment Committee, Legal and General Investment Management – America, 2007;

•        Board member, University of Wisconsin – Eau Claire Foundation from 2006 to present.

• GATX Corporation

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that (a) a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years; and (b) a Trustee who becomes a Trustee at age sixty-eight years or older shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

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INTERESTED TRUSTEE

NAME, ADDRESS (1) , AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)
Michael E. Murphy (4) Age: 71 Trustee since 2006	• President of Sara Lee Foundation (a philanthropic organization) from 1997 to 2001.	• Coach, Inc.; • GATX Corporation (a railcar leasing and financial services company).

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that (a) a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years; and (b) a Trustee who becomes a Trustee at age sixty-eight years or older shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

(4)

An “interested person,” as defined by the 1940 Act. Mr. Murphy is deemed to be an “interested” Trustee because he beneficially owns shares of Wachovia Corp., parent company of Metropolitan West Capital Management, LLC, sub-adviser to certain of the Multi-Manager Funds.

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OFFICERS OF THE TRUST

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE (1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Lloyd A. Wennlund Age: 50 50 South LaSalle Street Chicago, IL 60603 President since 2000	Executive Vice President since 2003 and Director since 2001 of Northern Trust Investments, N.A.; Executive Vice President and other positions at The Northern Trust Company, President and Director of Northern Trust Securities, Inc., and Managing Executive, Mutual Funds for Northern Trust Global Investments since 1989; Director, Northern Trust Global Advisors, Inc.

Eric K. Schweitzer Age: 47 50 South LaSalle Street Chicago, IL 60603 Vice President since 2000	Senior Vice President at Northern Trust Investments, N.A. since 2001 and Senior Vice President at The Northern Trust Company and the Director of Distribution, Product Management and Client Services in the Mutual Fund Group of Northern Trust Global Investments since 2000.

Susan J. Hill Age: 52 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since 2004	Chief Compliance Officer of NTGA since 2007; Chief Compliance Officer of Northern Trust Investments, N.A. since 2005; Senior Vice President of Northern Trust Investments, N.A. since 2005; Counsel and Vice President of Northern Trust Investments, N.A. and The Northern Trust Company from 2000 to 2004.

Michael J. Grossman Age: 37 50 South LaSalle Street Chicago, IL 60603 Anti-Money Laundering Compliance Officer since 2008	Vice President and Anti-Money Laundering Compliance Officer for Northern Trust Securities, Inc. since 2007; Vice President and Anti-Money Laundering Advisory Officer for LaSalle Bank from 2006 to 2007; Anti-Money Laundering Compliance Officer for LaSalle Financial Services, Inc. from 2005 to 2006; Assistant Vice President and Compliance Officer for LaSalle Financial Services, Inc. from 2001 to 2006.

Brian P. Ovaert Age: 46 50 Bank Street Canary Wharf London, E145NT Assistant Treasurer since 2005	Executive Vice President and Regional Head of Operations for Europe, the Middle East and Africa at The Northern Trust Company since April 1, 2007; Head of Worldwide Fund Administration at The Northern Trust Company overseeing Fund Accounting, Transfer Agent and Fund Administration functions from 1997 to March, 2007; Treasurer of the Trust from 2002 to 2005.

Randal Rein Age: 37 50 South LaSalle Street Chicago, IL 60603 Treasurer since 2008	Vice President of Fund Administration of The Northern Trust Company since 2007; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2007; Manager of Fund Administration of The Northern Trust Company from 2001 to 2002.

(1)

Officers hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

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OFFICERS OF THE TRUST (CONTINUED)

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE (1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael Pryszcz Age: 41 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	Vice President of Fund Accounting of The Northern Trust Company since 2005; Second Vice President of Fund Accounting of The Northern Trust Company from 2000 to 2005.

Richard Crabill Age: 40 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	Vice President of Fund Administration of The Northern Trust Company since 2005; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2005.

Diana E. McCarthy, Esq. Age: 57 One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 Secretary since 2006	Partner in the law firm of Drinker Biddle & Reath LLP since 2002.

Linda J. Hoard, Esq. Age: 60 99 High Street, 27th Floor Boston, MA 02110 Assistant Secretary since 1999	Senior Counsel and Senior Vice President at PNC Global Investment Servicing (U.S.) Inc. since 1998.

Stephanie M. Nichols, Esq. Age: 37 99 High Street, 27th Floor Boston, MA 02110 Assistant Secretary since 2008	Associate Counsel and Vice President at PNC Global Investment Servicing (U.S.) Inc. since January 2008; Assistant Vice President and Counsel at State Street Bank & Trust Co. from 1997 to 2004.

(1)

Officers hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

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Certain of the Multi-Manager Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern Trust Corporation, PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”) (formerly named PFPC Inc.), Northern Funds Distributors, LLC (“NFD”) and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. As a result of the responsibilities assumed by the Trust’s service providers, the Trust itself requires no employees.

Each officer holds comparable positions with Northern Institutional Funds and certain officers hold comparable positions with certain other investment companies of which Northern Trust Corporation, PNC Global Investment Servicing or an affiliate thereof is the investment adviser, custodian, transfer agent, administrator and/or distributor.

STANDING BOARD COMMITTEES. The Multi-Manager Board of Trustees has established a standing Audit committee in connection with its governance of the Funds.

The Audit Committee consists of four members: Messrs. Condon (Chairperson), Bax, and Strubel (ex officio) and Ms. Gilliam. The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Multi-Manager Board of Trustees an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee also is designated as the Qualified Legal Compliance Committee. The Audit Committee convenes at least four times each year to meet with the independent registered public accounting firm to review the scope and results of the audit and to discuss other non-audit matters as requested by the Board’s Chairperson, the Committee Chairperson or the independent registered public accounting firm. During the fiscal year ended March 31, 2008, the Audit Committee convened five times.

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TRUSTEE OWNERSHIP OF FUND SHARES. The following table shows the dollar range of shares of the Funds owned by each Multi-Manager Trustee in the Funds and other portfolios of the Northern Funds and Northern Institutional Funds.

Information as of December 31, 2007

Name of Trustee	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
William L. Bax	None	$10,001 - $50,000
Edward J. Condon, Jr.	None	Over $100,000
Sharon Gist Gilliam	None	None
Sandra Polk Guthman	None	Over $100,000
Michael H. Moskow	None	Over $100,000
Michael E. Murphy	None	Over $100,000
Richard P. Strubel	None	Over $100,000
Casey J. Sylla	None	Over $100,000

[1]	The Northern Mutual Fund Complex consists of Northern Institutional Funds and Northern Funds. As of December 31, 2007, Northern Institutional Funds offered 22 portfolios and Northern Funds offered 38 portfolios.

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TRUSTEE AND OFFICER COMPENSATION. The Trust pays each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries annual fees for his or her services as a Trustee of the Trust and the Multi-Manager Funds and as a member of the respective Board committees. In recognition of their services, the fees paid to the Board and Committee chairpersons are larger than the fees paid to other members of the Trust’s and Multi-Manager Funds’ Boards and Committees. The Trustees also are reimbursed for travel expenses incurred in connection with attending such meetings. The Trust also may pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended March 31, 2008.

	Total Compensation from Fund Complex (4)
William L. Bax	$152,500
Richard G. Cline(1)	117,500
Edward J. Condon, Jr.	150,000
Sharon Gist Gilliam	130,000
Sandra Polk Guthman	155,000
Michael H. Moskow(2)	37,500	(5)
Michael E. Murphy	150,000
Richard P. Strubel	180,000
Casey J. Sylla(3)	37,500

(1)	Mr. Cline served as a Trustee of the Fund Complex until December 31, 2007.

(2)	Mr. Moskow was elected to the Board of Trustees on February 14, 2008.

(3)	Mr. Sylla was elected to the Board of Trustees on January 29, 2008.

(4)	As of March 31, 2008 the Northern Mutual Fund Complex offered Northern Funds (39 portfolios) and Northern Institutional Funds (22 portfolios).

(5)	For the fiscal year ended March 31, 2008, Mr. Moskow elected to defer $37,500 of his total compensation, of which Mr. Moskow earned $143.26 accrued interest.

The Trust does not provide pension or retirement benefits to its Trustees.

Each Trustee is entitled to participate in the Northern Funds Deferred Compensation Plan (the “D.C. Plan”). Under the D.C. Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The amount paid to the Trustees under the D.C. Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees will not obligate the Trust to retain the service of any Trustee or obligate a Fund to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval.

The Trust’s officers do not receive fees from the Trust for services in such capacities, although PNC Global Investment Servicing, of which Mses. Hoard and Nichols are officers, receives fees from the Trust for administrative services.

Drinker Biddle & Reath LLP, of which Ms. McCarthy is a partner, receives fees from the Trust for legal services.

Northern Trust Corporation and/or its affiliates, of which Ms. Hill and Messrs. Crabill, Grossman, Ovaert, Pryszcz, Rein, Schweitzer and Wennlund are officers, receive fees from the Trust as Investment Advisers, Co-Administrator, Custodian and Transfer Agent.

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CODE OF ETHICS

The Trust, the Investment Advisers, each Sub-Adviser and the principal underwriter have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN

Investment Advisers

NTGA and NTI, each a direct subsidiary of Northern Trust Corporation and The Northern Trust Company (“TNTC”), respectively, serve jointly as the Investment Advisers of the Funds. TNTC is a principal subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTGA is located at 300 Atlantic Street, Stamford, Connecticut, 06901, and NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603. Unless otherwise indicated, NTI, NTGA and TNTC are referred to collectively in this Additional Statement as “Northern Trust.”

NTGA is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). NTGA has over 25 years of experience evaluating investment advisory firms. NTGA primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

NTI is an investment adviser registered under the Advisers Act. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients.

Northern Trust is one of the nation’s largest providers of trust and investment management services and is one of the largest banking organizations in the United States. Northern Trust believes it has built its organization by serving clients with integrity, a commitment to quality and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist: (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and also may provide educational material to their employees; (ii) employers who provide post-retirement Employees’ Beneficiary Associations (“VEBA”) and require investments that respond to the impact of federal regulations; (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs; and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of June 30, 2008, Northern Trust had assets under custody of $4.0 trillion, and assets under investment management of $751 billion.

Investment Sub-Advisers

The Funds have received an exemptive order from the SEC that permits the Investment Advisers to engage or terminate a Sub-Adviser, and to enter into and materially amend an existing Sub-Advisory Agreement, upon the approval of the Board of Trustees, without obtaining shareholder approval. Shareholders will be notified of any changes in Sub-Advisers. Sub-Advisers will provide investment advisory services to the Funds. The Investment Advisers will select Sub-Advisers based upon the Sub-Adviser’s skills in managing assets pursuant to particular investment styles and strategies. The Investment Advisers will monitor existing Sub-Advisers based on their investment styles, strategies, and results in managing assets for specific asset classes. Each Sub-Adviser will have discretion to select portfolio securities for its portion of a Fund, but must select those securities according to the Fund’s investment objectives and restrictions.

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The Investment Advisers do not determine what investments will be purchased or sold for the Funds, with the exception of the cash portion of each Fund. Because each Sub-Adviser manages its portion of a Fund independently from the others, the same security may be held in two or more different portions of a Fund or may be acquired for one portion at a time when a Sub-Adviser of another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one or more of the Sub-Advisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser or Sub-Advisers believe continued exposure to the broader securities market is appropriate. Because each Sub-Adviser directs the trading for its portion of a Fund and does not aggregate its transactions with those of the other Sub-Advisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or Sub-Adviser were managing the Fund.

The current Sub-Advisers to the Funds are set forth below.

Fund	Sub-Advisers

Multi-Manager Emerging Markets Equity Fund	[To be provided by post-effective amendment]

Multi-Manager Global Real Estate Fund	[To be provided by post-effective amendment]

The ownership and control information for each Sub-Adviser, if applicable, is set forth below.

[To be provided by post-effective amendment]

Investment Advisory and Sub-Advisory Agreements

Under the Investment Advisory and Ancillary Services Agreement with the Investment Advisers for the Funds (the “Advisory Agreement”), subject to the general supervision of the Trust’s Board of Trustees, the Investment Advisers make decisions with respect to, and place orders for, all purchases and sales of portfolio securities for each Fund and also provide certain ancillary services. However, the Advisory Agreement permits the Investment Advisers, subject to approval by the Board of Trustees, to delegate to a Sub-Adviser any or all of its portfolio management responsibilities under the Advisory Agreement pursuant to a written agreement with each Sub-Adviser that meets the requirements of Section 15 of the 1940 Act, subject to the provisions of the exemptive order described above. As of the date of this Additional Statement, the Investment Advisers have delegated substantially all of their portfolio management responsibilities to the Sub-Advisers set forth above except for the cash portion of each Fund. The Investment Advisers shall remain responsible for supervision and oversight of the portfolio management services performed by the Sub-Advisers, including compliance with the Funds’ respective investment objectives and policies.

The Investment Advisers also are responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to NTI’s activities for Northern Funds). In making investment recommendations for the Funds, if any, investment advisory personnel of the Investment Advisers may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Funds’ accounts are customers of TNTC’s commercial banking department. These requirements are designed to prevent investment advisory personnel for the Funds from knowing which companies have commercial business with TNTC and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

The Advisory Agreement and each Sub-Advisory Agreement provide that generally in selecting brokers or dealers to place orders for transactions on (i) common and preferred stocks, the Investment Advisers or Sub-Advisers, as the case may be, shall use their best judgment to obtain the best overall terms available, and (ii) on bonds and other fixed-income obligations, the Investment Advisers and Sub-Advisers shall attempt to obtain best net price and execution.

36

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. In assessing the best overall terms available for any transaction, the Investment Advisers and Sub-Advisers are to consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, the Investment Advisers and Sub-Advisers may consider the brokerage and research services provided to the Funds and/or other accounts (“Other Accounts”) over which the Investment Advisers or Sub-Advisers, or an affiliate exercise investment discretion. A broker or dealer providing brokerage and/or research services may receive a higher commission than another broker or dealer would receive for the same transaction. These brokerage and research services may include but are not limited to, furnishing of advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in securities and the availability of securities or purchasers or sellers of securities. The Investment Advisers and Sub-Advisers also may obtain economic statistics, forecasting services, industry and company analyses, portfolio strategies, quantitative data, quotation services, order management systems for certain purposes, certain news services, credit rating services, testing services, execution services, market information systems, consulting services from economists and political analysts and computer software or on-line data feeds. These services and products may disproportionately benefit Other Accounts. For example, research or other services paid for through the Funds’ commissions may not be used in managing the Funds. In addition, Other Accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products or services that may be provided to the Funds and to such Other Accounts. To the extent that the Investment Advisers and Sub-Advisers use soft dollars, they will not have to pay for those products or services themselves. The Investment Advisers and Sub-Advisers may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. In that event, the research will effectively be paid for by client commissions that will also be used to pay for execution, clearing and settlement services provided by the broker-dealer and will not be paid by the Investment Advisers or Sub-Advisers.

The Investment Advisers and Sub-Advisers and their affiliates may also receive products and services that provide both research and non-research benefits to them (“mixed-use items”). The research portion of mixed-use items may be paid for with soft dollars. When paying for the research portion of mixed-use items with soft dollars, the Investment Advisers and the Sub-Advisers must make a good faith allocation between the cost of the research portion and the cost of the non-research portion of the mixed-use items. The Investment Advisers or the Sub-Advisers, as the case may be, will pay for the non-research portion of the mixed-use items with hard dollars.

Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Advisers and Sub-Advisers and does not reduce the advisory fees payable to the Investment Advisers by the Funds or the Sub-Advisory fees paid by the Investment Advisers to the Sub-Advisers. The Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or Other Accounts. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such Other Account or investment company.

The amount of brokerage commissions paid by a Fund may vary substantially from year to year due to differences in shareholder purchase and redemption activity, portfolio turnover rates and other factors.

The Investment Advisers or a Sub-Adviser may use an affiliated person of the Investment Adviser or Sub-Adviser as a broker for a Fund. In order for an affiliate, acting as agent, to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by the affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts. Furthermore, the Board of Trustees of the Multi-Manager Funds, including a majority of the Trustees who are not “interested” Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliate are consistent with the foregoing standard.

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Transactions on U.S. stock exchanges, and increasingly equity securities traded over-the-counter, involve the payment of negotiated brokerage commissions and the cost of transactions may vary among different brokers. Over-the-counter transactions in equity securities also may involve the payment of negotiated commissions to brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions, which generally are fixed by applicable regulatory bodies. Many over-the-counter issues, including corporate debt and government securities, are often traded on a “net” basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Investment Advisers and Sub-Advisers will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

Transactions between the Funds and their Sub-Advisers and certain of the Sub-Advisers’ affiliates are exempted from Section 17(a) of the 1940 Act if the following conditions are met: (1) a Sub-Adviser or its affiliate is not, and is not an affiliated person of, an Investment Adviser responsible for providing advice with respect to the portion of the Fund for which the transaction is entered into, or of any promoter, underwriter, officer, director, member of an advisory board, or employee of the Fund and (2) the advisory contracts of the Sub-Adviser that is (or whose affiliated person is) entering into the transaction, and any Sub-Adviser that is advising the Fund (or portion of the Fund) entering into the transaction: (i) prohibit them from consulting with each other concerning transactions for the Fund in securities or other assets; and (ii) if both such Sub-Advisers are responsible for providing investment advice to the Fund, limit the Sub-Advisers’ responsibility in providing advice with respect to a discrete portion of the Fund’s portfolio.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Investment Advisers or Sub-Advisers, as the case may be, believe such practice to be in a Fund’s interests.

On occasions when the Investment Advisers or Sub-Advisers deem the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary or agency accounts of that Investment Adviser or Sub-Adviser, the Advisory Agreement and each Sub-Advisory Agreement provide that the Investment Advisers and Sub-Advisers, respectively, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such Other Accounts in order to obtain the best net price and execution. In such an event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Advisers and Sub-Advisers in the manner they consider to be most equitable and consistent with their fiduciary obligations to the Funds and their respective Other Accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Fund or the amount of the securities that are able to be sold for a Fund. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Advisory Agreement and each Sub-Advisory Agreement permit the Investment Advisers and Sub-Advisers, respectively, at their discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser’s or Sub-Adviser’s opinion of the reliability and quality of the broker or dealer.

The Advisory Agreement and each Sub-Advisory Agreement provide that the Investment Advisers and Sub-Advisers, respectively, may render similar services to others so long as their services under the Advisory Agreement or Sub-Advisory Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify the Investment Advisers against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Advisory Agreement) or, in lieu thereof, contribute to resulting losses. Each Advisory and Sub-Advisory Agreement provides that the Sub-Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith or gross negligence or reckless disregard of its obligations and duties.

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From time to time, the Investment Advisers may voluntarily waive a portion or all of their fees otherwise payable to them with respect to the Funds.

As compensation for advisory services and the assumption of related expenses, the Investment Advisers are entitled to a joint advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

	Contractual Rate
Fund	First $1 Billion	Next $1 Billion	Over $2 Billion
Multi-Manager Emerging Markets Equity Fund	1.20%	1.13%	1.08%
Multi-Manager Global Real Estate Fund	1.10%	1.03%	0.99%

Each Sub-Adviser shall, subject to the supervision and oversight of the Investment Advisers, manage the investment and reinvestment of such portion of the assets of the Fund, as the Investment Advisers may from time to time allocate to such Sub-Adviser for management. The Investment Advisers pay the Sub-Advisers out of their advisory fees.

The Trust has received an exemptive order from the SEC that permits the Investment Advisers to amend and terminate existing Sub-Advisory Agreements, approved by the Multi-Manager Funds Board of Trustees, without shareholder approval. The exemption also permits the Investment Advisers to enter into new Sub-Advisory Agreements with Sub-Advisers that are not affiliated with the Investment Advisers without obtaining shareholder approval, if approved by the Multi-Manager Funds Board of Trustees. In the event of a termination of a Sub-Adviser, the Investment Advisers, subject to the Multi-Manager Funds Board of Trustees’ approval, will either enter into an agreement with another Sub-Adviser to manage the Fund or portion thereof or allocate the assets of that portion to other Sub-Advisers of the Fund. Shareholders will be notified of any Sub-Adviser changes.

In addition to the advisory fees payable by the Funds to the Investment Advisers and/or their affiliates, each Fund that invests uninvested cash in one or more of the affiliated money market funds will bear indirectly a proportionate share of that money market fund’s operating expenses, which include advisory, administration, transfer agency and custodial fees payable by the money market fund to the Investment Advisers and/or their affiliates. See “Investment Objectives and Policies – Investment Companies” for a discussion of the fees payable to the Investment Advisers and/or their affiliates by the money market funds in which the Funds are invested.

Generally, each Sub-Advisory Agreement may be terminated without penalty by vote of the Multi-Manager Funds Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund, upon 60 days’ written notice, or by the Investment Advisers immediately upon notice to the Sub-Adviser, and each such agreement terminates automatically in the event of an assignment (as defined in the 1940 Act). Each Sub-Advisory Agreement also may be terminated by a Sub-Adviser upon 30 days’ written notice and automatically terminates upon termination of the Advisory Agreement.

Northern Trust, the Sub-Advisers and their affiliates may act as underwriters of various securities. Under the 1940 Act, the Funds are precluded, subject to certain exceptions, from purchasing in the primary market those securities with respect to which Northern Trust, the Funds’ Sub-Advisers, or their affiliates serve as a principal underwriter. In the opinion of Northern Trust and the Sub-Advisers, this limitation will not significantly affect the ability of the Funds to pursue their respective investment objectives.

In the Advisory Agreement, the Investment Advisers agree that the name “Northern” may be used in connection with the Trust’s business on a royalty-free basis. TNTC has reserved to itself the right to grant the non-exclusive right to use the name “Northern” to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name “Northern.”

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Transfer Agency Agreement

Under its Transfer Agency Agreement with the Trust, TNTC as Transfer Agent has undertaken to perform some or all of the following services: (i) answer shareholder inquiries and respond to requests for information regarding the Trust; (ii) process purchase and redemption transactions; (iii) establish and maintain shareholder accounts and subaccounts; (iv) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (v) furnish proxy statements and proxies, annual and semiannual financial statements, and dividend, distribution and tax notices to shareholders; (vi) act as income disbursing agent; and (vii) maintain appropriate records relating to its services. The Trust may appoint one or more sub-transfer agents in the performance of its services.

As compensation for the services rendered by TNTC under the Transfer Agency Agreement and the assumption by TNTC of related expenses, TNTC is entitled to a fee from the Trust, payable monthly, at an annual rate of 0.10% of the average daily net assets of each of the Funds. In addition, TNTC may be reimbursed for certain expenses as provided under the Transfer Agency Agreement.

Foreign Custody Agreement

Under its Foreign Custodian Agreement with the Trust, TNTC (the “Custodian”) (i) holds each Fund’s cash and securities, (ii) maintains such cash and securities in separate accounts in the name of the Fund, (iii) makes receipts and disbursements of funds on behalf of the Fund, (iv) receives, delivers and releases securities on behalf of the Fund, (v) collects and receives all income, principal and other payments in respect of the Fund’s investments held by the Custodian and (vi) maintains the accounting records of the Trust. The Custodian may employ one or more subcustodians, provided that the Custodian, subject to certain monitoring responsibilities, shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to the Custodian and that the responsibility or liability of the subcustodian to the Custodian shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian (or, in the case of foreign securities, to the terms of any agreement entered into between the Custodian and such subcustodian to which such resolution relates). In addition, the Trust’s custodial arrangements provide, with respect to foreign securities, that the Custodian shall not be: (i) responsible for the solvency of any subcustodian appointed by it with reasonable care; (ii) responsible for any act, omission, default or for the solvency of any eligible foreign securities depository; and (iii) liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the subcustodian has otherwise exercised reasonable care. The Custodian also may appoint agents to carry out such of the provisions of the Foreign Custody Agreement as the Custodian may from time to time direct, provided that the appointment of an agent shall not relieve the Custodian of any of its responsibilities under either Agreement. The Custodian has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Funds’ foreign securities.

As compensation for the services rendered to the Trust, under the Foreign Custody Agreement with respect to the Funds and the assumption by the Custodian of certain related expenses, the Custodian is entitled to payment from the Trust as follows: (i) $35,000 annually for the Fund; plus (ii) 9/100th of 1% annually of the Fund’s average daily net assets; plus (iii) reimbursement for fees incurred by the Custodian for telephone, postage, courier fees, office supplies and duplicating. As compensation for basic accounting services rendered to the Fund by the Custodian, the Custodian is entitled to receive $25,000 for the first $50 million of the Fund’s average daily net assets and 1/100th of 1% of the Fund’s average daily net assets in excess of $50 million.

The Custodian’s fees under the Foreign Custody Agreement are subject to reduction based on the Funds’ daily-uninvested U.S. cash balances (if any).

Unless sooner terminated, the Trust’s Advisory Agreement and Sub-Advisory Agreements will continue in effect with respect to the particular Fund until August 31, 2009. Unless sooner terminated, the Trust’s Transfer Agency Agreement and Foreign Custody Agreement will continue in effect with respect to the particular Fund until March 31, 2009, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (i) by the vote of a majority of the Multi-Manager Funds Trustees (“Multi-Manager Trustees”) who are not parties to the agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees or by the vote of a majority of the outstanding shares of such Fund (as defined under “Description of Shares”). Each of the Advisory, Transfer Agency, and Foreign Custody Agreements is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) or by the Investment Advisers, the Custodian, or Transfer Agent, as the case may be, on 60 days’ written notice.

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PORTFOLIO MANAGERS

The portfolio managers for the Funds are listed in the chart below.

Fund	Portfolio Manager
Multi-Manager Emerging Markets Equity Fund	[To be provided by post-effective amendment]

Multi-Manager Global Real Estate Fund	[To be provided by post-effective amendment]

Accounts Managed by the Portfolio Managers

The following tables describe certain information with respect to accounts for which the portfolio manager has day-to-day responsibility as of [            ], 2008 unless otherwise indicated, including all Northern Funds managed by the portfolio manager.

Multi-Manager Emerging Markets Equity Fund

[To be provided by post-effective amendment]

Multi-Manager Global Real Estate Fund

[To be provided by post-effective amendment]

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Material Conflicts of Interest

The following descriptions of material conflicts of interest were supplied to the Trust by each Sub-Adviser. The Trust has not verified the accuracy of the descriptions provided by the Sub-Advisers.

Multi-Manager Emerging Markets Equity Fund

[To be provided by post-effective amendment]

Multi-Manager Global Real Estate Fund

[To be provided by post-effective amendment]

Portfolio Manager Compensation Structure

Investment Advisers

As of March 31, 2008, the compensation for the Investment Advisers’ portfolio managers of the Funds is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager’s investment performance and contribution to his or her equity product team plus the financial performance of the investment business unit and Northern Trust Corporation as a whole. In addition, the portfolio manager’s annual incentive award is based primarily on the investment performance of the Funds. Performance is measured against the Funds’ benchmark(s) and in some cases its Lipper peer group for the prior one-year and three-year periods on a pre-tax basis. The annual incentive award is not based on the amount of assets held in the Fund. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Sub-Advisers

Multi-Manager Emerging Markets Equity Fund

[To be provided by post-effective amendment]

Multi-Manager Global Real Estate Fund

[To be provided by post-effective amendment]

Disclosure of Securities Ownership

As of the date of this Additional Statement, no shares of the Funds were outstanding and the Funds’ portfolio managers did not beneficially own any shares of the Funds.

PROXY VOTING

Northern Funds has delegated the voting of portfolio securities to the Investment Advisers. The Investment Advisers have adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Investment Advisers have voting discretion, including the Funds. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Funds.

A Proxy Committee comprised of senior investment and compliance officers of the Investment Advisers have adopted certain guidelines (the “Proxy Guidelines”) concerning various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. The Investment Advisers have retained an independent third party (the “Service Firm”) to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines.

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The Proxy Guidelines provide that the Investment Advisers will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that the Investment Advisers will generally vote in favor of proposals to:

•	Repeal existing classified boards and elect directors on an annual basis;

•	Adopt a written majority voting or withhold policy (in situations in which a company has not previously adopted such a policy);

•	Lower supermajority shareholder vote requirements for charter and bylaw amendments;

•	Lower supermajority shareholder vote requirements for mergers and other business combinations;

•	Increase common share authorizations for a stock split;

•	Implement a reverse stock split; and

•	Approve an ESOP (employee stock ownership plan) or other broad based employee stock purchase or ownership plan, or increase authorized shares for existing plans.

The Proxy Guidelines also provide that the Investment Advisers will generally vote against proposals to:

•	Classify the board of directors;

•	Require that poison pill plans be submitted for shareholder ratification;

•	Adopt dual class exchange offers or dual class recapitalizations;

•	Require a supermajority shareholder vote to approve mergers and other significant business combinations;

•	Require a supermajority shareholder vote to approve charter and bylaw amendments; and

•	Adopt certain social and environmental proposals deemed unwarranted by the company’s board of directors.

In certain circumstances, the Proxy Guidelines provide that proxy proposals will be addressed on a case-by-case basis, including those regarding executive and director compensation plans, mergers and acquisitions, ratification of poison pill plans, a change in the company’s state of incorporation and an increase in authorized common stock.

Except as otherwise provided in the Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interest of a Fund. In exercising its discretion, the Proxy Committee may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. The Proxy Committee also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

The Investment Advisers may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, the Investment Advisers may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, the Investment Advisers may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Investment Advisers may also be required to vote proxies for securities issued by Northern Trust Corporation or its affiliates or on matters in which the Investment Advisers have a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a Fund. The Investment Advisers seek to address such conflicts of interest

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through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility to determine whether a proxy vote involves a conflict of interest and how the conflict should be addressed in conformance with the Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including without limitation the following: voting in accordance with the Proxy Guidelines based recommendation of the Service Firm; voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; voting pursuant to client direction by seeking instructions from the Board of Trustees of the Trust; or by voting pursuant to a “mirror voting” arrangement under which shares are voted in the same manner and proportion as shares over which the Investment Advisers do not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.

The Investment Advisers may choose not to vote proxies in certain situations. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”). In circumstances in which the Service Firm does not provide recommendations for a particular proxy, the Proxy Committee may obtain recommendations from analysts at the Investment Advisers who review the issuer in question or the industry in general. The Proxy Committee will apply the Proxy Guidelines as discussed above to any such recommendation.

This summary of the Investment Advisers’ Proxy Voting Policies and Proxy Guidelines is also posted in the resources section of the Northern Funds’ Web site. You may also obtain, upon request and without charge, a paper copy of the Investment Advisers’ Proxy Voting Policies and Proxy Guidelines or a Statement of Additional Information by calling 800-595-9111.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities for the most recent 12-month period ended June 30 will be available, without charge, upon request, by contacting Northern Trust or by visiting the Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov.

CO-ADMINISTRATORS AND DISTRIBUTOR

NTI and PNC Global Investment Servicing (the “Co-Administrators”), 99 High Street, Boston, Massachusetts 02110, act as co-administrators for the Funds under a Co-Administration Agreement with the Trust. Subject to the general supervision of the Multi-Manager Funds Board of Trustees, the Co-Administrators provide supervision of all aspects of the Trust’s non-investment advisory operations and perform various corporate secretarial, treasury and blue sky services, including but not limited to: (i) maintaining office facilities and furnishing corporate officers for the Trust; (ii) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (iii) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Trust’s bills, preparing monthly reconciliation of the Trust’s expense records, updating projections of annual expenses, preparing materials for review by the Multi-Manager Funds Board of Trustees and compliance testing; (iv) preparing and submitting reports to the Trust’s shareholders and the SEC; (v) preparing and printing financial statements; (vi) preparing monthly Fund profile reports; (vii) preparing and filing the Trust’s federal and state tax returns (other than those required to be filed by the Trust’s Custodian and Transfer Agent) and providing shareholder tax information to the Trust’s Transfer Agent; (viii) assisting in marketing strategy and product development; (ix) performing oversight/management responsibilities, such as the supervision and coordination of certain of the Trust’s service providers; (x) effecting and maintaining, as the case may be, the registration of shares of the Trust for sale under the securities laws of various jurisdictions; (xi) assisting in maintaining corporate records and good standing status of the Trust in its state of organization; and (xii) monitoring the Trust’s arrangements with respect to services provided by Service Organizations to their Customers who are the beneficial owners of shares.

Subject to the limitations described below, as compensation for their administrative services and the assumption of related expenses, the Co-Administrators are entitled to a fee from each Fund, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of each Fund. The Co-Administrators also are entitled to additional fees for special legal services. The Funds pay the Co-Administration fee to NTI, which in turn pays a portion of the fee to PNC Global Investment Servicing.

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Unless sooner terminated, the Co-Administration Agreement will continue in effect until March 31, 2009, and thereafter for successive one-year terms with respect to each Fund, provided that the Agreement is approved annually (i) by the Multi-Manager Funds Board of Trustees or (ii) by the vote of a majority of the outstanding shares of such Fund (as defined below under “Description of Shares”), provided that in either event the continuance also is approved by a majority of the Multi-Manager Trustees who are not parties to the Agreement and who are not interested persons (as defined in the 1940 Act) of any party thereto, by vote cast in person at a meeting called for the purpose of voting on such approval. The Co-Administration Agreement is terminable at any time without penalty by the Trust on at least 60 days’ written notice to the Co-Administrators. Each Co-Administrator may terminate the Co-Administration Agreement with respect to itself at any time without penalty after at least 60 days’ written notice to the Trust and the other Co-Administrator. The Co-Administration Agreement provides that the Co-Administrators may render similar services to others so long as their services under such Agreement are not impaired thereby. The Co-Administration Agreement also provides that the Trust will indemnify each Co-Administrator against all claims except those resulting from the willful misfeasance, bad faith or negligence of such Co-Administrator, or the Co-Administrator’s breach of confidentiality.

The Trust, on behalf of the Multi-Manager Funds, also has entered into a Distribution Agreement under which NFD, with principal offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, as agent, sells shares of each Fund on a continuous basis. NFD pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to NFD for such distribution services. However, the Investment Adviser has entered into an agreement with NFD under which it makes payments to NFD in consideration for its services under the Distribution Agreement. The payments made by the Investment Adviser to NFD do not represent an additional expense to the Trust or its shareholders. NFD is a wholly-owned subsidiary of PFPC Distributors, Inc. (“PFPC Distributors”). PFPC Distributors, based in King of Prussia, Pennsylvania, is a wholly-owned subsidiary of PNC Global Investment Servicing, a Co-Administrator for the Trust. The Distribution Agreement provides that the Trust will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality.

Under a Service Mark License Agreement (the “License Agreement”) with NFD, Northern Trust Corporation agrees that the name “Northern Funds” may be used in connection with the Trust’s business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name “Northern Funds” to any other person. The License Agreement provides that at such time as the Agreement is no longer in effect, NFD will cease using the name “Northern Funds.”

SERVICE ORGANIZATIONS

As stated in the Funds’ Prospectuses, the Funds may enter into agreements from time to time with Service Organizations providing for support and/or distribution services to customers of the Service Organizations who are the beneficial owners of Fund shares. Under the agreements, the Funds may pay Service Organizations up to 0.25% (on an annualized basis) of the average daily NAV of the shares beneficially owned by their customers. Support services provided by Service Organizations under their agreements may include: (i) processing dividend and distribution payments from the Funds; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for subaccounting; (vi) forwarding shareholder communications; (vii) assisting in processing share purchase, exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; and (ix) other similar services requested by the Funds. In addition, Service Organizations may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Fund shares.

The Funds’ arrangements with Service Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan), which have been adopted by the Multi-Manager Funds Board of Trustees, and which are substantially similar except that the Distribution and Service Plan contemplates the provision of distribution services. Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Fund shares (in addition to support services), that Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Multi-Manager Funds Board of Trustees

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reviews, at least quarterly, a written report of the amounts expended in connection with the Funds’ arrangements with Service Organizations and the purposes for which the expenditures were made. In addition, the Funds’ arrangements with Service Organizations must be approved annually by a majority of the Multi-Manager Trustees, including a majority of the Multi-Manager Trustees who are not “interested persons” of the Funds as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the “Disinterested Trustees”).

The Multi-Manager Funds Board of Trustees believes that there is a reasonable likelihood that its arrangements with Service Organizations will benefit each Fund and its shareholders. Any material amendment to the arrangements with Service Organizations under the agreements must be approved by a majority of the Multi-Manager Funds Board of Trustees (including a majority of the Disinterested Trustees), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to a Fund must be approved by the holders of a majority of the outstanding shares of the Fund. So long as the Distribution and Service Plan is in effect, the selection and nomination of the members of the Multi-Manager Funds Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such Disinterested Trustees.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Drinker Biddle & Reath LLP, with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

Deloitte & Touche LLP, an independent registered public accounting firm, 111 South Wacker Drive, Chicago, Illinois 60606-4301, has been appointed to serve as an independent registered public accounting firm for the Trust. In addition to audit services, Deloitte & Touche LLP reviews the Trust’s federal and state tax returns.

IN-KIND PURCHASES AND REDEMPTIONS

Payment for shares of a Fund may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Although each Fund generally will redeem shares in cash, each Fund reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from such Fund. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund’s NAV per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

REDEMPTION FEES AND REQUIREMENTS

Shares of the Funds are sold and generally redeemed without any purchase or redemption charge imposed by the Trust. However, as described in the Prospectuses, there will be a 2% redemption fee (including redemption by exchange) on shares of the Funds exchanged within 30 days of purchase.

AUTOMATIC INVESTING PLAN

The Automatic Investing Plan permits an investor to use “Dollar Cost Averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, Dollar Cost Averaging usually should be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard

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to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.

DIRECTED REINVESTMENTS

In addition to having your income dividends and/or capital gains distributions reinvested in shares of the Fund from which such distributions are paid, you may elect the directed reinvestment option and have dividends and capital gains distributions automatically invested in another Northern Fund. Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement). Directed reinvestments may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account. Directed reinvestments from a qualified plan account to a regular account may have adverse tax consequences including imposition of a penalty tax and, therefore, you should consult your own tax adviser before commencing these transactions.

REDEMPTIONS AND EXCHANGES

Exchange requests received on a Business Day prior to the time shares of the Funds involved in the request are priced will be processed on the date of receipt. “Processing” a request means that shares in a Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt. Shares of a new Fund into which the shareholder is investing also normally will be purchased at the NAV per share next determined coincident to or after the time of redemption. Exchange requests received on a Business Day after the time shares of the Funds involved in the request are priced and will be processed on the next Business Day in the manner described above.

The Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ Prospectuses from time to time. The Trust reserves the right on 30 days’ written notice, to redeem the shares held in any account if at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Such involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund’s NAV. The Trust also may involuntarily redeem shares held by any shareholder who provides incorrect or incomplete account information or when such redemptions are necessary to avoid adverse consequences to the Funds and their shareholders or the Transfer Agent.

RETIREMENT PLANS

Shares of the Funds may be purchased in connection with certain tax-sheltered retirement plans, including profit-sharing plans, 401(k) plans, money purchase pension plans, target benefit plans and individual retirement accounts. Further information about how to participate in these plans, the fees charged and the limits on contributions can be obtained from Northern Trust. To invest through any of the tax-sheltered retirement plans, please call Northern Trust for information and the required separate application. To determine whether the benefits of a tax-sheltered retirement plan are available and/or appropriate, a shareholder should consult with a tax adviser.

EXPENSES

Except as set forth above and in this Additional Statement, each Fund is responsible for the payment of its expenses. These expenses include, without limitation, the fees and expenses payable to the Investment Advisers, Sub-Advisers, Co-Administrators, Transfer Agent and Custodian; brokerage fees and commissions, fees for the registration or qualification of Fund shares under federal or state securities laws; expenses of the organization of the Trust; taxes; interest; costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law; legal, tax and auditing fees and expenses; expenses of preparing and printing prospectuses, statements of

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additional information, proxy materials, reports and notices and distributing of the same to the Funds’ shareholders and regulatory authorities; compensation and expenses of its Trustees; payments to Service Organizations; fees of industry organizations such as the Investment Company Institute; and miscellaneous and extraordinary expenses incurred by the Trust.

NTI as one of the Funds’ Investment Advisers intends to voluntarily reimburse a portion of the Funds’ expenses and/or reimburse all or portions of its advisory fees from the Funds during the current fiscal year. The result of these voluntary reimbursements, which may be modified or terminated at any time at its option, will be to increase the performance of the Funds during the periods for which the reimbursements are made.

PERFORMANCE INFORMATION

You may call 800-595-9111 to obtain performance information or visit northernfunds.com.

The Funds calculate their total returns for each class of shares separately on an “annual total return” basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of shares also may be calculated on an “aggregate total return” basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund with respect to a class during the period are reinvested in the shares of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been more or less than the average for the entire period. The Funds also may advertise from time to time the total return of one or more classes of shares on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

Each Fund calculates its “average annual total return” for a class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value (“ERV”) of such investment according to the following formula:

P (1+T)n = ERV

Where:	P	=	hypothetical initial payment of $1,000;
	T	=	average annual total return;
	n	=	period covered by the computation, expressed in terms of years; and
	ERV	=	ending redeemable value at the end of the 1-, 5- or 10-year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10- year (or other) periods at the end of the 1-, 5- or 10-year periods (or fractional portion).

Average annual total return (before taxes) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at NAV on the reinvestment dates during the period.

Each Fund may compute an “average annual total return-after taxes on distributions” for a class of shares by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ERV after taxes on distributions but not after taxes on redemption according to the following formula:

P (1+T)n = ATVD

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Where:	P	=	a hypothetical initial payment of $1,000;
	T	=	average annual total return (after taxes on distributions);
	n	=	number of years; and
	ATVD	=	ending value of a hypothetical $1,000
payment made at the beginning of the
1-, 5- or 10-year periods at the end of the
1-, 5- or 10-year periods (or fractional portion), after
taxes on distributions but not after taxes on redemption.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, also is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Each Fund may compute an “average annual total return-after taxes on distributions and redemption” for a class of shares by determining the average annual compounded rate of return after taxes on distributions and redemption during specified periods that equates the initial amount invested to the ERV after taxes on distributions and redemption according to the following formula:

P (1+T)n = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000;
	T	=	average annual total return (after taxes on distributions and redemption);
	n	=	number of years; and
	ATVDR	=	ending value of a hypothetical $1,000
payment made at the beginning of the
1-, 5- or 10-year periods at the end of the
1-, 5-, or 10-year periods (or fractional portion), after
taxes on distributions and redemption.

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than

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federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from the redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

Each Fund may compute an “aggregate total return” for a class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ERV of such investment. The formula for calculating aggregate total return is as follows:

T = [(ERV/P)] – 1

Where:	P	=	hypothetical initial payment of $1,000;
	T	=	aggregate total return; and
	ERV	=	ending redeemable value at the end of the 1-, 5- or 10-year periods
(or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10- year (or other) period at the end of the 1-, 5- or 10-year periods (or fractional portion).

The formula for calculating total return assumes that (i) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, and (ii) all recurring fees charged to all shareholder accounts are included. The variable ERV is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

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GENERAL INFORMATION

Each Fund’s performance will fluctuate, unlike bank deposits or other investments that pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing NAV and determining performance.

The performance of the Funds may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper, Inc. or to the MSCI Emerging Markets Index, MSCI Frontier Markets Index or FTSE EPRA/NAREIT Index. Performance data as reported in national financial publications such as Money, Forbes, Barron’s, the Wall Street Journal and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of the Funds. From time to time, the Funds also may quote the mutual fund ratings of Morningstar, Inc. and other services in their advertising materials.

Ibbotson Associates of Chicago, Illinois (“Ibbotson”) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons also may include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds also may compare performance to that of other compilations or indices that may be developed and made available in the future.

The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. “Compounding” refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Advisers and Sub-Advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds also may include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. Also, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

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Materials may include lists of representative clients of Northern Trust. Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials also may include discussions of other funds, investment products, and services.

The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data.

The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor’s average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

NET ASSET VALUE

Securities are valued at fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are valued at the regular trading session closing price on the exchange or system in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities that are not reported in the NASDAQ National Market System also generally are valued at the most recent quoted bid price. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers generally are based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed-income securities, however, may, like domestic fixed-income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at NAV. Spot and forward currency exchange contracts generally are valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the Investment Advisers have determined, pursuant to Board authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the Investment Advisers under the supervision of the Board of Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is limited, corporate actions and announcements take place, or regulatory news is released such as government approvals. Additionally the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are

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intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. Eastern Standard Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than the Fund’s official closing NAV. For instance, if a pricing error is discovered that impacts the Fund’s NAV, the corrected NAV would be the official closing NAV and the erroneous NAV would be a NAV other than the Fund’s official closing NAV. Those transactions that were processed using the erroneous NAV may then be reprocessed using the official closing NAV. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, each Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The Investment Advisers are not required to calculate the NAV of a Fund on days during which no shares are tendered to a Fund for redemption and no orders to purchase or sell shares are received by a Fund, or on days on which there is an insufficient degree of trading in a Fund’s portfolio securities for changes in the value of such securities to affect materially the NAV per share.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this Additional Statement are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL - GENERAL INFORMATION

Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

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Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

The Multi-Manager Global Real Estate Fund will invest its assets primarily in REITs, some of which will qualify as real estate investment trusts under Subchapter M of Subtitle A, Chapter 1, of the Code (“qualified REITs”). In general, qualified REITs are taxed only on their income that is not distributed to their shareholders. Even if a REIT meets all of the requirements to be generally exempt from federal income tax on its income, under Treasury regulations that have not yet been issued, REITs will be taxed on income, if any, from real estate mortgage investment conducts and possibly income from equity interests in taxable mortgage pools (so-called “excess inclusions”). These regulations may require excess inclusion income of a regulated investment company, such as the Multi-Manager Global Real Estate Fund, be allocated to the shareholders of the regulated investment company with the same consequences as if the shareholders held the interests directly.

With respect to shareholders who are not nominees, the Multi-Manager Global Real Estate Fund must report excess income inclusions to shareholders in two cases:

(i)	If the excess income inclusion received by the Multi-Manager Global Real Estate Fund from all sources exceeds 1% of its gross income, it must inform the non-nominee shareholders of the amount and character of the excess income inclusion allocated to them; and

(ii)	If the Multi-Manager Global Real Estate Fund receives excess income inclusions from a qualified REIT, the excess inclusion income of which in its most recent tax year ending no later than nine months before the first day of the Fund’s taxable year exceeded 3% of the REIT’s total dividends, the Multi-Manager Global Real Estate Fund must inform its non-nominee shareholders of the amount and character of the excess income inclusion allocated to them from the REIT.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses, (ii) will constitute unrelated business taxable income to entities subject to tax on unrelated business income, and (iii) will not qualify in any reduction in U.S. federal withholding tax for foreign shareholders. In addition, if a “disqualified organization” (such as a government or governmental agency, a tax-exempt organization not subject to tax on unrelated business income, and certain other organizations) is a record holder of a share in a regulated investment company, the regulated investment company will be subject to tax on that portion of the excess income inclusion that is allocable to the disqualified person. It is not anticipated that a substantial portion of the Multi-Manager Global Real Estate Fund’s assets will be invested in REITs that generate excess inclusion income.

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STATE AND LOCAL TAXES

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

FOREIGN TAXES

The Funds may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. It is anticipated that the Funds will generally be eligible to make this election. If this Fund makes this election, the amount of such foreign taxes paid by the Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. A Fund that is not eligible or chooses not to make this election will be entitled to deduct such taxes in computing the amounts it is required to distribute.

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS, REITS AND PFICS

The tax principles applicable to transactions in financial instruments, including futures contracts and options, that may be engaged in by a Fund, and investments in REITs and passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

TAXATION OF NON-U.S. INVESTORS ON INVESTMENTS IN U.S. REAL PROPERTY

The Multi-Manager Global Real Estate Fund will invest in equity securities of corporations that invest in U.S. real property. The sale of a U.S. real property interest may trigger special tax consequences to non-U.S. shareholders under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”).

Non-U.S. persons are subject to U.S. tax on a disposition of a U.S. real property interest as if he or she were a U.S. person. If the Multi-Manager Global Real Estate Fund invests more than 50% of its assets in REITs and other U.S. corporations more than 50% of the assets of which are interests in U.S. real estate (“U.S. real property holding corporations” or “USRPHCs”), it will be a “qualified investment entity,” and a look-through rule will apply to distributions that are attributable to gain from the sale or disposition of a U.S. real property interest.

For non-U.S. persons owning more than 5% of the Multi-Manager Global Real Estate Fund, if the Fund is classified as qualified investment entity, distributions attributable to gain from a sale or disposition of a U.S. real property interest (so-called “FIRPTA gain”) in which the Fund invests will be subject to U.S. withholding tax at a rate of 35%. Non-U.S. persons owning 5% or less of the Multi-Manager Global Real Estate Fund are subject to withholding at 30% or a lower treaty rate on distributions attributable to gain from a sale or disposition of a U.S. real property interest. Certain anti-avoidance rules apply and subject all or a portion of any income or gain to tax under FIRPTA in the case of non-U.S. shareholders that dispose of their interest in the Multi-Manager Global Real Estate Fund during the 30 day period preceding a distribution that would be treated as a distribution from the disposition of a U.S. real property interest and acquires an identical interest during the 60 day period beginning 30 days prior to the distribution and do not receive a distribution in a manner that subjects the non-U.S. shareholders to tax under FIRPTA. These anti-avoidance rules also apply to “substitute dividend payments” and other similar arrangements.

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The sale or redemption of shares in the Multi-Manager Global Real Estate Fund will result in FIRPTA gain for a non-U.S. shareholder owning more than 5% of the Fund only if more than 50% of the Fund’s assets are in U.S. real property interests and the Fund is not “domestically controlled.”

DESCRIPTION OF SHARES

The Trust Agreement permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may hereafter create series in addition to the Trust’s 39 existing series, which represent interests in the Trust’s 39 respective portfolios.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees: (i) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (iii) may have no power or authority with respect to any other series or class.

As authorized by the Trust Agreement, the Board of Trustees has appointed a Multi-Manager Funds Board (the “Multi-Manager Funds Board”) to oversee the Multi-Manager Funds and all future Multi-Manager Funds established by the Multi-Manager Funds Board. The Multi-Manager Funds Board has all of the rights, protections, indemnities, immunities, duties, powers, authorities and responsibilities of Trustees under the Trust Agreement with respect to, but only with respect to the Multi-Manager Funds, including the power to appoint additional or successor Multi-Manager Funds Trustees and to create additional Multi-Manager Funds. The following discussion with respect to the rights and duties of, and authorities vested in, the Trustees is qualified in its entirety by the foregoing sentence. Any of the Multi-Manager Funds Trustees may serve as Trustees of the Trust or any other series of the Trust.

Under the terms of the Trust Agreement, each share of each Fund has a par value of $0.0001, which represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under “About Your Account” in the Prospectuses. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of each Fund are redeemable at the unilateral option of the Trust. Shares when issued as described in the Prospectuses are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Funds normally are allocated in proportion to the NAV of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

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Each Fund and other Funds of the Trust entitled to vote on a matter will vote in the aggregate and not by Fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular Fund.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share (and proportionate fractional votes for fractional shares held) or to one vote for each dollar of NAV represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. The power to call a vote with respect to shareholders of the Multi-Manager Funds is vested exclusively in the Multi-Manager Funds Board. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees (including the Multi-Manager Trustees) may determine or may be required by law.

Subject to the rights of the Multi-Manager Funds Trustees with respect to the Multi-Manager Funds, the Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

Subject to the rights of the Multi-Manager Funds Trustees with respect to the Multi-Manager Funds, the Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Board of Trustees of the Trust may not, without the affirmative vote of the holders of a majority of the outstanding shares of the applicable Multi-Manager Funds, amend or otherwise supplement the Trust Agreement or amend and restate a trust investment to reduce the rights, duties, powers, authorities and responsibilities of the Multi-Manager Funds Trustees, except to the extent such action does not violate the 1940 Act. Subject to the foregoing, the Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

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The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

Under the Delaware Statutory Trust Act (the “Delaware Act”), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The term “majority of the outstanding shares” of either the Trust or a particular Fund or investment portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund or portfolio.

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OTHER INFORMATION

The Prospectuses and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust’s Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s Web site at sec.gov.

Statements contained in the Prospectuses or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks—Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service, Inc. (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issue or issuer.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” – Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B

As stated in the Prospectus, the Funds may enter into certain futures transactions. Some of these transactions are described in this Appendix. The Funds may also enter into other futures transactions or other securities and instruments that are available in the markets from time to time.

I. Interest Rate Futures Contracts

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, at or shortly after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, by using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms may call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. These exchanges may be either designated by the Commodity Futures Trading Commission (“CFTC”) as a contract market or registered with the CFTC as a derivatives transaction execution facility (“DTEF”). Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Interest rate futures also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated to varying degrees by the CFTC.

A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Ginnie Mae modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II. Index and Security Futures Contracts

A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain futures contracts relate to narrower market indices, such as the S&P 100® Index or indexes based on an industry or market segment, such as oil and gas stocks. Since 2001, trading has been permitted in futures based on a single stock and on narrow-based security indices (as defined in the Commodity Futures Modernization Act of 2000) (together “security futures;” broader-based index futures are referred to as “index futures”). Some futures contracts are traded on organized exchanges regulated by the CFTC. These exchanges may be either designated by the CFTC as a contract market or registered with the CFTC as a DTEF. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. Futures contracts also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated by varying degrees by the CFTC. To the extent consistent with its investment objective and strategies, a Fund may also engage in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

The Funds may sell index futures and security futures contracts in order to offset a decrease in market value of their portfolio securities that might otherwise result from a market decline. The Funds may do so either to hedge the value of their portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds will purchase index futures and security futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

In addition, the Funds may utilize index futures and security futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Funds expect to narrow the range of industry groups represented in their holdings they may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Funds may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of their portfolios will decline prior to the time of sale.

III. Futures Contracts on Foreign Currencies

A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV. Margin Payments

Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Funds will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Funds upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the

Investment Advisers or Sub-Advisers may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate a Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V. Risks of Transactions in Futures Contracts

There are several risks in connection with the use of futures by the Funds, even though the futures are used for hedging (non-speculative) purposes. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Funds may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Investment Advisers or Sub-Advisers. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Advisers or Sub-Advisers. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

When futures are purchased to hedge against a possible increase in the price of securities or a currency before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Advisers or Sub-Advisers may still not result in a successful hedging transaction over a short time frame.

In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility, which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by Funds is also subject to the Investment Advisers’ and Sub-Advisers’ ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Futures purchased or sold by a Fund (and related options) may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations and the rules of the National NFA and any domestic exchange or other trading facility (including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange), nor the protective measures provided by the Securities and Exchange Commission’s rules relating to security futures. In particular, the investments of the Funds in foreign futures, or foreign options transactions may not be provided the same protections in respect to transactions on United States futures trading facilities. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI. Options on Futures Contracts

The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option of a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the value of the securities held by a Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See “Risks of Transactions in Futures Contracts” above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. Other Matters

The Funds intend to comply with the regulations of the CFTC exempting them from registration as a “Commodity Pool Operator.” The Funds are operated by persons who have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulations as a pool operator under such Act. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

PART C

OTHER INFORMATION

Item 23.	Exhibits

The following exhibits are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) (Accession No. 0000893220-96-000957), Post-Effective Amendment No. 11 to such Registration Statement (Accession No. 0000893220-96-001248), Post-Effective Amendment No. 12 to such Registration Statement (Accession No. 0000893220-96-001771), Post-Effective Amendment No. 16 to such Registration Statement (Accession No. 0000893220-97-001320), Post-Effective Amendment No. 19 to such Registration Statement (Accession No. 0000893220-98-000578), Post-Effective Amendment No. 22 to such Registration Statement (Accession No. 0000893220-99-000673), Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000893220-99-001176), Post-Effective Amendment No. 28 to such Registration Statement (Accession No. 0000948221-99-000405), Post-Effective Amendment No. 30/31 to such Registration Statement (Accession Nos. 0000927405-00-000135 and 0000927405-00-000136), Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000948221-00-000340), Post-Effective Amendment No. 35 to such Registration Statement (Accession No. 0000912057-01-007427), Post-Effective Amendment No. 36 to such Registration Statement (Accession No. 0000912057-01-517742), Post-Effective Amendment No. 37 to such Registration Statement (Accession No. 0000912057-01-525747), Post-Effective Amendment No. 38 to such Registration Statement (Accession No. 0000912057-02-022419), Post-Effective Amendment No. 39 to such Registration Statement (Accession No. 0001047469-03-025437), Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950137-04-005850), Post-Effective Amendment No. 41 to such Registration Statement (Accession No. 0000950137-04-010606), Post-Effective Amendment No. 42 to such Registration Statement (Accession No. 0000950137-05-006454), Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950137-05-009176), Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950137-05-011529), Post-Effective Amendment No. 45 to such Registration Statement (Accession No. 0000950137-05-015036), Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950137-06-003828), Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950137-06-004561), Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950137-06-006657), Post-Effective Amendment No. 49 to such Registration Statement (Accession No. 0000950137-06-007089), Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950137-06-008268), Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950137-06-008313), Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950137-06-013309), Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950137-07-008254), Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950137-07-008309), Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0000950137-07-010793), Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950137-07-012261), Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950137-

08-013913), Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0001193125-08-145069) and Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0001193125-08-160161).

(a)	(1)	Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to Post-Effective Amendment No. 30/31 to Registrant’s Registration Statement on Form N-1A, filed on May 15, 2000 (Accession Nos. 0000927405-00-000135 and 0000927405-00-000136) (“PEA No. 30/31”).

	(2)	Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(2) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2000 (Accession No. 0000948221-00-000340) (“PEA No. 34”).

	(3)	Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(3) to PEA No. 34.

	(4)	Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 filed as Exhibit (a)(1) to Post Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000912057-01-007427) (“PEA No. 35”).

	(5)	Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 filed as Exhibit (a)(2) to PEA No. 35.

	(6)	Amendment No. 5 to the Agreement and Declaration of Trust dated July 29, 2003 filed as Exhibit (a)(6) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on July 29, 2003 (Accession No. 0001047469-03-025437) (“PEA No. 39”).

	(7)	Amendment No. 6 to the Agreement and Declaration of Trust dated October 26, 2004 filed as Exhibit (a)(7) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed on December 1, 2004 (Accession No. 0000950137-04-010606)(“PEA No. 41”).

	(8)	Amendment No. 7 to the Agreement and Declaration of Trust dated February 11, 2005 filed as Exhibit (a)(8) to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on May 25, 2005 (Accession No. 0000950137-05-006454) (“PEA No. 42”).

	(9)	Amendment No. 8 to the Agreement and Declaration of Trust dated May 7, 2005 filed as Exhibit (a)(9) to PEA No. 42.

	(10)	Amendment No. 9 to the Agreement and Declaration of Trust dated November 4, 2005 filed as Exhibit (a)(10) to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A, filed on December 16, 2005 (Accession No. 0000950137-05-015036) (“PEA No. 45”).

	(11)	Amendment No. 10 to the Agreement and Declaration of Trust dated February 16, 2006 is filed as Exhibit (a)(11) to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, filed on March 27, 2006 (Accession No. 0000950137-06-003828) (“PEA No. 46”).

	(12)	Amendment No. 11 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(12) to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A, filed on June 22, 2006 (Accession No. 0000950137-06-007089) (“PEA No. 49”).

	(13)	Amendment No. 12 to the Agreement and Declaration of Trust dated May 4, 2006 filed as Exhibit (a)(13) to PEA No. 49.

	(14)	Amendment No. 13 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(14) to PEA No. 49.

	(15)	Amendment No. 14 to the Agreement and Declaration of Trust dated June 20, 2006 is filed as Exhibit (a)(15) to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, filed on July 28, 2006 (Accession No. 0000950137-06-008268) (“PEA No. 50”).

	(16)	Amendment No. 15 to the Agreement and Declaration of Trust dated February 16, 2007 filed as Exhibit (a)(16) to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A, filed on May 29, 2007 (Accession No. 0000950137-07-008254) (“PEA No. 53”).

	(17)	Amendment No. 16 to the Agreement and Declaration of Trust dated February 15, 2007 filed as Exhibit (a)(17) to PEA No. 53.

	(18)	Amendment No. 17 to the Agreement and Declaration of Trust dated August 3, 2007 filed as Exhibit (a)(18) to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A, filed on August 13, 2007 (Accession No. 0000950137-07-012261) (“PEA No. 57”).

	(19)	Amendment No. 18 to the Agreement and Declaration of Trust dated August 3, 2007 filed as Exhibit (a)(19) to PEA No. 57.

	(20)	Amendment No. 19 to the Agreement and Declaration of Trust dated November 2, 2007 filed as Exhibit (a)(20) to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A, filed on July 29, 2008 (Accession No. 0001193125-08-160161) (“PEA No. 60”).

(b)	(1)	Amended and Restated By-Laws adopted August 2, 2000 filed as Exhibit (b)(1) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A, filed on May 30, 2002 (Accession No. 0000912057-02-022419) (“PEA No. 38”).

	(2)	Amendment No. 1 to the Amended and Restated By-Laws adopted March 31, 2003 filed as Exhibit (b)(2) to PEA No. 39.

	(3)	Amendment No. 2 to the Amended and Restated By-Laws adopted July 29, 2003 filed as Exhibit (b)(3) to PEA No. 39.

	(4)	Amendment No. 3 to the Amended and Restated By-Laws adopted April 27, 2004 filed as Exhibit (b)(4) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on July 26, 2004 (Accession No. 0000950137-04-005850) (“PEA No. 40”).

	(5)	Amendment No. 4 to the Amended and Restated By-Laws adopted July 27, 2004 filed as Exhibit (b)(5) to PEA No. 41.

	(6)	Amendment No. 5 to the Amended and Restated By-Laws adopted June 20, 2006 filed as Exhibit (b)(6) to PEA No. 50.

	(7)	Amendment No. 6 to the Amended and Restated By-Laws adopted February 14, 2008 filed as Exhibit (b)(7) to PEA No. 60.

(c)		Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to PEA No. 30/31.

(d)	(1)	Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(1) to PEA No. 35.

	(2)	Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(2) to PEA No. 35.

	(3)	Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(3) to PEA No. 35.

	(4)	Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(4) to PEA No. 35.

	(5)	Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(5) to PEA No. 35.

	(6)	Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(6) to PEA No. 35.

(7)	Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(7) to PEA No. 35.

(8)	Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(8) to PEA No. 35.

(9)	Addendum No. 8 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(9) to PEA No. 35.

(10)	Addendum No. 9 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(10) to PEA No. 35.

(11)	Addendum No. 10 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(11) to PEA No. 35.

(12)	Addendum No. 11 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (d)(12) to PEA No. 35.

(13)	Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated August 2, 2000 filed as Exhibit (d)(13) to PEA No. 35.

(14)	Assumption Agreement between The Northern Trust Investments, Inc. and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(14) to PEA No. 35.

(15)	Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, Inc. dated May 17, 2001 filed as Exhibit (d)(15) to Post Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, filed on May 29, 2001 (Accession No. 0000912057-01-517742) (“PEA No. 36”).

(16)	Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 14, 2005 filed as Exhibit (d)(16) to PEA No. 42.

(17)	Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated December 5, 2005 filed as Exhibit (d)(17) to PEA No. 45.

(18)	Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 17, 2006 filed as Exhibit (d)(18) to PEA No. 46.

(19)	Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc., and Northern Trust Investments, N.A. dated May 5, 2006 filed as Exhibit (d)(19) to PEA No. 49.

(20)	Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated May 5, 2006 filed as Exhibit (d)(20) to PEA No. 50.

(21)	Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 16, 2007 filed as Exhibit (d)(21) to PEA No. 53.

(22)	Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc., and Northern Trust Investments, N.A. dated August 3, 2007 filed as Exhibit (d)(22) to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, filed on September 7, 2007 (Accession No. 0000950137-07-013913) (“PEA No. 58”).

(23)	Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. filed as Exhibit (d)(23) to PEA No. 58.

(24)	Amended and Restated Investment Advisory and Ancillary Services Agreement dated November 15, 2007 (with respect to the Global Sustainability Index Fund) and January 29, 2008 (with respect to each of the other Funds of the Trust) between Northern Funds, Northern Trust Global Investments, Ltd. and Northern Trust Investments, N.A. filed as Exhibit (d)(24) to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, filed on July 1, 2008 (Accession No. 0001193125-08-145069) (“PEA No. 59”).

(25)	Addendum No. 1 to the Amended and Restated Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. is filed herewith.

(26)	Form of Addendum No. 2 to the Amended and Restated Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc. and Northern Trust Investments, N.A. is filed herewith.

(27)	Assumption Agreement between The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (d)(16) to PEA No. 35.

(28)	Assumption Agreement by and among The Northern Trust Company, Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated May 2, 2001 filed as Exhibit (d)(17) to Post Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A, filed on July 30, 2001 (Accession No. 0000912057-01-525747) (“PEA No. 37”).

(29)	Assumption Agreement between Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated April 1, 2002 filed as Exhibit (d)(17) to PEA No. 39.

(30)	Assumption Agreement between Northern Trust Investments, N.A. and Northern Trust Global Investments Limited dated August 3, 2007 filed as Exhibit (d)(29) to PEA No. 59.

(31)	Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited filed as Exhibit (d)(19) to PEA No. 39.

(32)	Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. filed as Exhibit (d)(20) to PEA No. 39.

(33)	Fee Reduction Commitment dated July 31, 2004 by Northern Trust Investments, N.A. and Northern Trust Global Investments (Europe) Limited is filed as Exhibit (d)(21) to PEA No. 40.

(34)	Fee Reduction Commitment dated February 24, 2005 by Northern Trust Investments, N.A. filed as Exhibit (d)(23) to PEA No. 42.

(35)	Fee Reduction Commitment dated February 17, 2006 by Northern Trust Investments, N.A. and Northern Trust Global Investments Limited filed as Exhibit (d)(27) to PEA No. 46.

(36)	Fee Reduction Commitment dated May 9, 2008 by Northern Trust Investments, N.A. and Northern Trust Global Investments Limited filed as Exhibit (d)(35) to PEA No. 60.

(37)	Fee Reduction Commitment dated May 9, 2008 by Northern Trust Investments, N.A. and Northern Trust Global Advisors, Inc. filed as Exhibit (d)(36) to PEA No. 60.

(38)	Acknowledgement of Conversion between Northern Trust Investments, N.A. and Registrant dated July 31, 2003 filed as Exhibit (d)(22) to PEA No. 40.

(39)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Altrinsic Global Advisors, LLC dated June 22, 2006 filed as Exhibit (d)(30) to PEA No. 49. *

(40)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Geneva Capital Management Ltd. dated June 22, 2006 filed as Exhibit (d)(31) to PEA No. 49. *

(41)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management dated June 22, 2006 filed as Exhibit (d)(33) to PEA No. 49. *

(42)	Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management dated August 4, 2006 filed as Exhibit (d)(36) to PEA No. 53.

(43)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Metropolitan West Capital Management, LLC dated June 22, 2006 filed as Exhibit (d)(34) to PEA No. 49. *

(44)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and TCW Investment Management Company dated June 22, 2006 filed as Exhibit (d)(38) to PEA No. 49. *

(45)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Tradewinds NWQ Global Investors, LLC dated June 22, 2006 filed as Exhibit (d)(39) to PEA No. 49. *

(46)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and William Blair & Company, LLC dated June 22, 2006 filed as Exhibit (d)(40) to PEA No. 49. *

(47)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and UBS Global Asset Management (Americas) Inc. dated August 30, 2007 filed as Exhibit (d)(45) to PEA No. 58.*

(48)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Copper Rock Capital Partners, LLC dated November 16, 2007 filed as Exhibit (d)(48) to PEA No. 60. *

(49)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Delaware Management Company dated August 3, 2007 filed as Exhibit (d)(49) to PEA No. 60. *

(50)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Jennison Associates LLC dated August 3, 2007 filed as Exhibit (d)(50) to PEA No. 60. *

(51)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Marsico Capital Management, LLC dated August 30, 2007 filed as Exhibit (d)(51) to PEA No. 60. *

	(52)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Metropolitan West Capital Management, LLC dated August 3, 2007 filed as Exhibit (d)(52) to PEA No. 60. *

	(53)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and OFI Institutional Asset Management, Inc. dated May 9, 2008 filed as Exhibit (d)(53) to PEA No. 60. *

	(54)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Systematic Financial Management, LP dated May 9, 2008 filed as Exhibit (d)(54) to PEA No. 60. *

	(55)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Tradewinds Global Investors, LLC dated November 13, 2007 filed as Exhibit (d)(55) to PEA No. 60. *

	(56)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and William Blair & Company, LLC dated March 3, 2008 filed as Exhibit (d)(56) to PEA No. 60. *

	(57)	Form of Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and each sub-adviser is filed herewith.

(e)	(1)	Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated December 31, 2000 filed as Exhibit (e)(2) to PEA No. 35.

	(2)	Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated May 17, 2001 filed as Exhibit (e)(3) to PEA No. 36.

	(3)	Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated February 14, 2005 filed as Exhibit (e)(3) to PEA No. 42.

	(4)	Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated December 5, 2005 filed as Exhibit (e)(4) to PEA No. 45.

	(5)	Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated February 17, 2006 filed as Exhibit (e)(5) to PEA No. 46.

	(6)	Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated May 5, 2006 filed as Exhibit (e)(6) to PEA No. 50.

	(7)	Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated February 16, 2007 filed as Exhibit (e)(7) to PEA No. 53.

	(8)	Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated August 3, 2007 filed as Exhibit (e)(8) to PEA No. 58.

	(9)	Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated November 2, 2007 filed as Exhibit (e)(9) to PEA No. 59.

	(10)	Form of Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC is filed herewith.

	(11)	Form of Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC is filed herewith.

(f)	None.

(g)	(1)	Custodian Agreement between Registrant and The Northern Trust Company dated April 1, 1994 (“Custodian Agreement”) filed as Exhibit 8(a) to Post Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-96-001248) (“PEA No. 11”).

	(2)	Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

	(3)	Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to Post Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-96-000957) (“PEA No. 9”).

	(4)	Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to Post Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-96-001771) (“PEA No. 12”).

	(5)	Addendum No. 4 to the Custodian Agreement dated August 6, 1996 filed as Exhibit 8(j) to PEA No. 12.

	(6)	Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to Post Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-97-001320) (“PEA No. 16”).

	(7)	Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to Post Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-98-000578) (“PEA No. 19”).

(8)	Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

(9)	Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to Post Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-99-000673) (“PEA No. 22”).

(10)	Addendum No. 9 to the Custodian Agreement dated September 15, 1999 filed as Exhibit (g)(13) to Post Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-99-001176) (“PEA No. 27”).

(11)	Addendum No. 10 to the Custodian Agreement dated December 28, 1999 filed as Exhibit (g)(14) to Post Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000948221-99-000405) (“PEA No. 28”).

(12)	Addendum No. 11 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (g)(15) to PEA No. 35.

(13)	Addendum No. 12 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 1, 2000 filed as Exhibit (g)(16) to PEA No. 35.

(14)	Addendum No. 13 to the Custodian Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (g)(17) to PEA No. 35.

(15)	Addendum No. 14 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 17, 2001 filed as Exhibit (g)(15) to PEA No. 36.

(16)	Addendum No. 15 to the Custodian Agreement between Registrant and The Northern Trust Company dated October 30, 2001 filed as Exhibit (g)(16) to PEA No. 38.

(17)	Addendum No. 16 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit (g)(17) to PEA No. 40.

(18)	Addendum No. 17 to the Custodian Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(18) to PEA No. 42.

(19)	Addendum No. 18 to the Custodian Agreement between Registrant and The Northern Trust Company dated December 5, 2005 filed as Exhibit (g)(19) to PEA No. 45.

(20)	Addendum No. 19 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit (g)(20) to PEA No. 50.

(21)	Addendum No. 20 to the Custodian Agreement between Registrant and The Northern Trust Company dated February 16, 2007 filed as Exhibit (g)(21) to PEA No. 53.

(22)	Addendum No. 21 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 3, 2007 filed as Exhibit (g)(22) to PEA No. 58.

(23)	Addendum No. 22 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 3, 2007 filed as Exhibit (g)(23) to PEA No. 58.

(24)	Foreign Custody Agreement between Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

(25)	Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

(26)	Addendum No. 2 to the Foreign Custody Agreement dated February 8, 2000 filed as Exhibit (g)(15) to PEA No. 30/31.

(27)	Addendum No. 3 to the Foreign Custody Agreement dated July 31, 2000 filed as Exhibit (g)(19) to PEA No. 35.

(28)	Addendum No. 4 to the Foreign Custody Agreement dated October 30, 2001 filed as Exhibit (g)(21) to PEA No. 38.

(29)	Addendum No. 5 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit (g)(23) to PEA No. 40.

(30)	Addendum No. 6 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(25) to PEA No. 42.

(31)	Addendum No. 7 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 17, 2006 filed as Exhibit (g)(28) to PEA No. 46.

	(32)	Addendum No. 8 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit (g)(29) to PEA No. 50.

	(33)	Addendum No. 9 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit (g)(30) to PEA No. 50.

	(34)	Addendum No. 10 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated November 2, 2007 filed as Exhibit (g)(34) to PEA No. 59.

	(35)	Addendum No. 11 to the Foreign Custody Agreement between Registrant and The Northern Trust Company is filed herewith.

	(36)	Form of Addendum No. 12 to the Foreign Custody Agreement between Registrant and The Northern Trust Company is filed herewith.

	(37)	Foreign Custody Monitoring Agreement between Registrant and The Northern Trust Company dated July 2, 2001 filed as Exhibit (g)(20) to PEA No. 37.

(h)	(1)	Transfer Agency Agreement between Registrant and The Northern Trust Company dated April 1, 1994 (“Transfer Agency Agreement”) filed as Exhibit 8(b) to PEA No. 11.

	(2)	Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

	(3)	Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 11.

	(4)	Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

	(5)	Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

	(6)	Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

	(7)	Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

	(8)	Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

	(9)	Addendum No. 8 to the Transfer Agency Agreement dated September 15, 1999 filed as Exhibit (h)(9) to PEA No. 27.

(10)	Addendum No. 9 to the Transfer Agency Agreement dated December 28, 1999 filed as Exhibit (h)(10) to PEA No. 28.

(11)	Addendum No. 10 to the Transfer Agency Agreement dated February 8, 2000 filed as Exhibit (h)(15) to PEA No. 30/31.

(12)	Addendum No. 11 to the Transfer Agency Agreement dated July 31, 2000 filed as Exhibit (h)(13) to PEA No. 34.

(13)	Addendum No. 12 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(15) to PEA No. 35.

(14)	Addendum No. 13 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(16) to PEA No. 35.

(15)	Addendum No. 14 to the Transfer Agency Agreement dated May 17, 2001 filed as Exhibit (h)(15) to PEA No. 36.

(16)	Addendum No. 15 to the Transfer Agency Agreement dated October 30, 2001 filed as Exhibit (h)(16) to PEA No. 38.

(17)	Addendum No. 16 to the Transfer Agency Agreement dated February 14, 2005 filed as Exhibit (h)(17) to PEA No. 42.

(18)	Addendum No. 17 to the Transfer Agency Agreement dated December 5, 2005 filed as Exhibit (h)(18) to PEA No. 45.

(19)	Addendum No. 18 to the Transfer Agency Agreement dated February 17, 2006 filed as Exhibit (h)(19) to PEA No. 46.

(20)	Addendum No. 19 to the Transfer Agency dated February 17, 2006 filed as Exhibit (h)(20) to PEA No. 46.

(21)	Addendum No. 20 to the Transfer Agency Agreement dated May 5, 2006 filed as Exhibit (h)(21) to PEA No. 50.

(22)	Addendum No. 21 to the Transfer Agency Agreement dated May 5, 2006 filed as Exhibit (h)(22) to PEA No. 50.

(23)	Addendum No. 22 to the Transfer Agency Agreement dated February 16, 2007 filed as Exhibit No. (h)(23) to PEA No. 53.

(24)	Addendum No. 23 to the Transfer Agency Agreement dated August 3, 2007 filed as Exhibit (h)(24) to PEA No. 58.

(25)	Addendum No. 24 to the Transfer Agency Agreement dated August 3, 2007 filed as Exhibit (h)(25) to PEA No. 58.

(26)	Addendum No. 25 to the Transfer Agency Agreement dated November 2, 2007 filed as Exhibit (h)(26) to PEA No. 59.

(27)	Addendum No. 26 to the Transfer Agency Agreement is filed herewith.

(28)	Form of Addendum No. 27 to the Transfer Agency Agreement is filed herewith.

(29)	Sub-Transfer Agency and Services Agreement between The Northern Trust Company and PFPC Inc. dated February 8, 2000 filed as Exhibit (h)(16) to PEA No. 37.

(30)	Amended and Restated Service Plan, adopted as of April 1, 1999 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

(31)	Amended and Restated Service Plan adopted on April 1, 1994 and amended on May 2, 2000 and filed as Exhibit (h)(16) to PEA No. 34 and Related Forms of Servicing Agreement as amended on February 13, 2004 filed as Exhibit (h)(19) to PEA 40.

(32)	Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated July 31, 2000 filed as Exhibit (h)(18) to PEA No. 35.

(33)	Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated May 17, 2001 filed as Exhibit (h)(19) to PEA No. 36.

(34)	Amendment to Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated February 8, 2002 filed as Exhibit (h)(21) to PEA No. 39.

(35)	Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated February 14, 2005 filed as Exhibit (h)(23) to PEA No. 42.

(36)	Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated December 5, 2005 filed as Exhibit (h)(26) to PEA No. 45.

(37)	Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated February 17, 2006 filed as Exhibit (h)(29) to PEA No. 46.

(38)	Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated May 5, 2006 filed as Exhibit (h)(31) to PEA No. 50.

	(39)	Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated February 16, 2007 filed as Exhibit (h)(35) to PEA No. 53.

	(40)	Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, Northern Trust Investments, N.A. and PFPC Inc. dated August 3, 2007 filed as Exhibit (h)(38) to PEA No. 58.

	(41)	Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, Northern Trust Investments, N.A. and PFPC Inc. dated November 2, 2007 filed as Exhibit (h)(40) to PEA No. 60.

	(42)	Form of Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, Northern Trust Investments, N.A. and PNC Global Investment Servicing (U.S.) Inc. is filed herewith.

	(43)	Form of Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, Northern Trust Investments, N.A. and PNC Global Investment Servicing (U.S.) Inc. is filed herewith.

	(44)	Assignment and Assumption Agreement by and among PFPC Inc., The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (h)(20) to PEA No. 36.

(i)	None.

(j)	(1)	Consent of Drinker Biddle & Reath LLP is filed herewith.

	(2)	Consent of Deloitte & Touche LLP is filed herewith.

(k)	None.

(l)	(1)	Purchase Agreement between Registrant and The Northern Trust Company dated March 31, 1994 filed as Exhibit 13(a) to PEA No. 11.

	(2)	Purchase Agreement between Registrant and Miriam M. Allison dated March 14, 1994 filed as Exhibit 13(b) to PEA No. 11.

	(3)	Purchase Agreement between Registrant and Miriam M. Allison dated March 31, 1998 for shares of the Mid Cap Growth Fund filed as Exhibit (l)(3) to PEA No. 22.

	(4)	Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Fixed Income Fund filed as Exhibit (l)(4) to PEA No. 22.

(5)	Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Municipal Fund filed as Exhibit (l)(5) to PEA No. 22.

(6)	Purchase Agreement between Registrant and Miriam M. Allison dated September 3, 1999 for shares of the Small Cap Index Fund filed as Exhibit (l)(6) to PEA No. 27.

(7)	Purchase Agreement between Registrant and The Northern Trust Company dated September 3, 1999 for shares of the Income Equity Fund, Stock Index Fund, Growth Equity Fund, Technology Fund, International Growth Equity Fund and Small Cap Index Fund filed as Exhibit (l)(7) to PEA No. 27.

(8)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Small Cap Growth Fund filed as Exhibit (l)(8) to PEA No. 27.

(9)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Short-Intermediate U.S. Government Fund filed as Exhibit (l)(9) to PEA No. 27.

(10)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the California Intermediate Tax-Exempt Fund filed as Exhibit (l)(10) to PEA No. 27.

(11)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Arizona Tax-Exempt Fund filed as Exhibit (l)(11) to PEA No. 27.

(12)	Purchase Agreement between Registrant and The Northern Trust Company dated October 1, 1999 for shares of the U.S. Government Fund, Intermediate Tax-Exempt Fund, Fixed Income Fund, Tax-Exempt Fund, California Tax-Exempt Fund, International Fixed Income Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and Short-Intermediate U.S. Government Fund filed as Exhibit (l)(12) to PEA No. 27.

(13)	Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the MarketPower Fund filed as Exhibit (l)(13) to PEA No. 30/31.

(14)	Purchase Agreement between Registrant and Brian R. Curran dated May 8, 2000 for shares of the Global Communications Fund filed as Exhibit (l)(14) to PEA No. 30/31.

(15)	Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the Tax-Exempt Money Market Fund filed as Exhibit (l)(15) to PEA No. 30/31.

(16)	Purchase Agreement between Registrant and Brian R. Curran for shares of the Large Cap Value Fund dated August 2, 2000 filed as Exhibit (l)(1) to PEA No. 35.

(17)	Purchase Agreement between Registrant and Brian R. Curran for shares of the Growth Opportunities Fund dated September 22, 2000 filed as Exhibit (l)(2) to PEA No. 35.

(18)	Purchase Agreement between Registrant and Brian R. Curran for shares of the Value Fund dated May 29, 2001 filed as Exhibit (l)(18) to PEA No. 38.

(19)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Mid Cap Index Fund dated February 14, 2005 filed as Exhibit (l)(19) to PEA No. 42.

(20)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the International Equity Index Fund dated February 14, 2005 filed as Exhibit (l)(20) to PEA No. 42.

(21)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Enhanced Large Cap Fund dated December 5, 2005 filed as Exhibit (l)(21) to PEA No. 45.

(22)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Emerging Markets Equity Fund dated February 17, 2006 filed as Exhibit (l)(22) to PEA No. 46.

(23)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Mid Cap Fund, Multi-Manager Small Cap Fund, and Multi-Manager International Equity Fund dated May 5, 2006 filed as Exhibit (l)(23) to PEA No. 50.

(24)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Global Real Estate Index Fund dated May 5, 2006 filed as Exhibit (l)(24) to PEA No. 50.

(25)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Bond Index Fund dated February 16, 2007 filed as Exhibit (l)(25) to PEA No. 53.

(26)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Large Cap Fund dated August 3, 2007 filed as Exhibit (l)(26) to PEA No. 58.

(27)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Short-Intermediate Tax-Exempt Fund dated August 3, 2007 filed as Exhibit (l)(27) to PEA No. 58.

	(28)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Global Sustainability Index Fund dated November 2, 2007 filed as Exhibit (l)(28) to PEA No. 59.

	(29)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Developed International Small Cap Index Fund is filed herewith.

	(30)	Form of Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Emerging Markets Equity Fund is filed herewith.

	(31)	Form of Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Global Real Estate Fund is filed herewith.

(m)	(1)	Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (m) to PEA No. 27.

	(2)	Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of May 2, 2000 and related Agreement filed as Exhibit (m) to PEA No. 34.

(n)	None.

(p)	(1)	Amended Code of Ethics of the Trust adopted on August 2, 2000 filed as Exhibit (p)(1) to PEA No. 42.

	(2)	Amended Code of Ethics of the Trust revised on February 11, 2005 filed as Exhibit (p)(2) to PEA No. 42.

	(3)	Amended Code of Ethics of Northern Trust Investments, N.A. revised on February 1, 2005 filed as Exhibit (p)(3) to PEA No. 42.

	(4)	Amended Code of Ethics of Northern Trust Global Investments (Europe) Limited revised on February 1, 2005 filed as Exhibit (p)(4) to PEA No. 42.

	(5)	The Code of Ethics of Northern Trust Global Investments Limited adopted on September 13, 2006 filed as Exhibit (p)(5) to Post Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on December 6, 2006 (Accession No. 0000950137-06-013309) (“PEA No. 52”).

	(6)	Code of Ethics of Northern Trust Global Advisors, Inc. adopted November 2, 2006 filed as Exhibit (p)(7) to PEA No. 52.

	(7)	Code of Ethics and Personal Trading Policy of Geneva Capital Management Ltd. adopted September 20, 2004 as revised November 20, 2006 filed as Exhibit (p)(9) to PEA No. 53.

(8)	Code of Ethics and Personal Trading Policy of LSV Asset Management amended as of January 19, 2007 filed as Exhibit (p)(11) to PEA No. 53.

(9)	Code of Ethics of Metropolitan West Capital Management, LLC amended as of March 1, 2007 filed as Exhibit (p)(12) to PEA No. 53.

(10)	Code of Ethics and Reporting Requirements of Nuveen Investments, Inc., including Tradewinds NWQ Global Investors, LLC, adopted February 1, 2005 as amended February 25, 2007 filed as Exhibit (p)(17) to PEA No. 53.

(11)	Code of Ethics of William Blair Funds and William Blair & Company, L.L.C.’s Investment Management Department as amended August 1, 2005 filed as Exhibit (p)(16) to PEA No. 49.

(12)	Code of Ethics, Policy on Insider Trading and Personal Trading Policy of Jennison Associates LLC, as amended June 22, 2007, filed as Exhibit (p)(17) to PEA No. 57.

(13)	Code of Ethics of Marsico Capital Management, LLC, adopted October 1, 2004, as amended April 1, 2005, filed as Exhibit (p)(19) to PEA No. 57.

(14)	Code of Ethics of UBS Global Asset Management – Americas, as amended December 2006, filed as Exhibit (p)(20) to PEA No. 57.

(15)	Code of Ethics of Altrinsic Global Advisors, LLC, adopted November 1, 2004, as amended December 31, 2007 filed as Exhibit (p)(15) to PEA No. 60.

(16)	Code of Ethics of Copper Rock Capital Partners, LLC, as amended June 30, 2008 filed as Exhibit (p)(16) to PEA No. 60.

(17)	Code of Ethics of Delaware Investments, as amended November 27, 2007 filed as Exhibit (p)(17) to PEA No. 60.

(18)	Code of Ethics Supplement for Nuveen Investments, Inc., including NWQ Investment Management Company, LLC and Tradewinds Global Investors, LLC, dated July 2, 2007 filed as Exhibit (p)(18) to PEA No. 60.

(19)	Code of Ethics of Oppenheimer Funds, Oppenheimer Funds Inc., (including affiliates and subsidiaries such as OFI Institutional Asset Management, Inc.) and Oppenheimer Funds Distributor, Inc., as amended August 30, 2007 filed as Exhibit (p)(19) to PEA No. 60.

(20)	Code of Ethics of Systematic Financial Management, L.P., as amended July 1, 2007 filed as Exhibit (p)(20) to PEA No. 60.

(21)	Code of Ethics of TCW, as amended March 31, 2008 filed as Exhibit (p)(21) to PEA No. 60.

*	Portions of this exhibit have been omitted based on a request for confidential treatment submitted to the U.S. Securities and Exchange Commission. The omitted portions have been filed separately with the SEC.

Item 24.	Persons Controlled by or Under Common Control with Registrant

Registrant is controlled by its Board of Trustees. The Multi-Manager Funds are controlled by the Multi-Manager Funds Board of Trustees.

Item 25.	Indemnification

Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of the Registrant’s officers and Trustees under certain circumstances.

Section 7 of each Investment Advisory and Ancillary Services Agreement between the Registrant and the investment advisers (together, the “Adviser”) provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject. Copies of the Investment Advisory and Ancillary Services Agreements are incorporated herein by reference.

Article 10 of the Co-Administration Agreement dated July 31, 2000 among the Registrant, The Northern Trust Company and PFPC Inc. provides that Registrant will indemnify Registrant’s co-administrators against all claims except those resulting from the willful misfeasance, bad faith or negligence of such co-administrators, or the co-administrators’ breach of confidentiality. A copy of the Co-Administration Agreement is incorporated herein by reference.

Section 3 of the Distribution Agreement between the Registrant and Northern Funds Distributors, LLC provides for indemnification of Northern Funds Distributors, LLC, in connection with certain claims and liabilities to which Northern Funds Distributors, LLC, in its capacity as Registrant’s distributor, may be subject. A copy of the Distribution Agreement is incorporated herein by reference.

A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.	Business and Other Connections of Investment Advisers

Northern Trust Investments, N.A. (“NTI”, formerly known and conducting business as Northern Trust Investments, Inc.) and Northern Trust Global Investments Limited (“NTGIL”, formerly known and conducting business as Northern Trust Global Investments (Europe) Limited), each a subsidiary of The Northern Trust Company (“TNTC”), an Illinois state chartered bank, serve as the co-investment advisers of the International Growth Equity Fund and Global Fixed Income Fund. Northern Trust Global Advisors, Inc. (“NTGA”) and NTI serve as co-investment advisers of the Multi-Manager Mid Cap Fund,

Multi-Manager Small Cap Fund, Multi-Manager International Equity Fund and Multi-Manager Large Cap Fund (the “Multi-Manager Funds”). NTI serves as the investment adviser of each of the other Funds of the Trust. NTI, NTGIL and NTGA are each referred to as an “Investment Adviser.” TNTC is a direct subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI is located at 50 South LaSalle Street, Chicago, IL 60603, NTGIL is located at 50 Bank Street, Canary Wharf, London, E14 5NT, United Kingdom, and NTGA is located at 300 Atlantic Street, Stamford, Connecticut, 06901. Unless otherwise indicated, NTI, NTGIL, NTGA and TNTC are referred to collectively as “Northern Trust.”

Set forth below is a list of officers and directors of NTI, NTGIL, NTGA and the Sub-Advisers of the Multi-Manager Funds, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Bank, N.A., a wholly-owned subsidiary of Northern Trust Corporation. The tables below were provided to the Registrant by the Investment Advisers and Sub-Advisers for inclusion in this Registration Statement.

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Walid T. Abdul Karim, Vice President	The Northern Trust Company	Vice President

Bradford S. Adams, Jr., Senior Vice President	The Northern Trust Company	Senior Vice President

James A. Aitcheson, Senior Vice President	The Northern Trust Company	Senior Vice President

Darlene Allen, Vice President	The Northern Trust Company	Vice President

Brayton B. Alley, Vice President	The Northern Trust Company	Vice President

David M. Alongi, Vice President	The Northern Trust Company	Vice President

Stephen G. Atkins, Vice President	The Northern Trust Company	Vice President

Scott R. Ayres, Vice President	The Northern Trust Company	Vice President

Frederick A. Azar, Vice President	The Northern Trust Company	Vice President

Richard E. Balon, Jr., Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Walid S. Bandar, Vice President	The Northern Trust Company	Vice President

Ellen G. Baras, Vice President	The Northern Trust Company	Vice President

Andrea C. Barr, Vice President	The Northern Trust Company	Vice President

Jeremy M. Baskin, Senior Vice President	The Northern Trust Company	Senior Vice President

Belinda M. Basso, Vice President	The Northern Trust Company	Vice President

Carl P. Beckman, Senior Vice President & Treasurer	The Northern Trust Company	Senior Vice President

Gregory S. Behar, Vice President	The Northern Trust Company	Vice President

Jacquelyn M. Benson, Vice President	The Northern Trust Company	Vice President

Robert H. Bergson, Senior Vice President	The Northern Trust Company	Senior Vice President

Timothy P. Blair, Vice President	The Northern Trust Company	Vice President

Ali K. Bleecker, Senior Vice President	The Northern Trust Company	Senior Vice President

Eric Vonn Boeckmann, Vice President	The Northern Trust Company	Vice President

Julia Bristow Briggs, Vice President	The Northern Trust Company	Vice President

Steven Brodeur, Vice President	The Northern Trust Company	Vice President

Kieran Browne, Vice President	The Northern Trust Company	Vice President

Elizabeth J. Buerckholtz, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Martin B. Bukoll, Senior Vice President	The Northern Trust Company	Senior Vice President

Richard C. Campbell, Jr., Senior Vice President	The Northern Trust Company	Senior Vice President

Craig R. Carberry, Secretary	The Northern Trust Company	Senior Attorney

Christopher W. Carlson, Senior Vice President	The Northern Trust Company	Senior Vice President

Mark D. Carlson, Senior Vice President	The Northern Trust Company	Senior Vice President

Robert A. Carlson, Vice President	The Northern Trust Company	Vice President

Lisa R. Carriere, Vice President	The Northern Trust Company	Vice President

Keith D. Carroll, Vice President	The Northern Trust Company	Vice President

Clinton S. Cary, Vice President	The Northern Trust Company	Vice President

Edward J. Casey, Vice President	The Northern Trust Company	Vice President

Michael R. Chico, Vice President	The Northern Trust Company	Vice President

Richard L. Clark, Vice President	The Northern Trust Company	Vice President

John Sterling Cole II, Senior Vice President	The Northern Trust Company	Senior Vice President

Kevin Anthony Connellan, Senior Vice President	The Northern Trust Company	Senior Vice President

David A. Corris, Vice President	The Northern Trust Company	Vice President

Joseph H. Costello, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Stephen J. Cousins, Vice President	The Northern Trust Company	Vice President

John P. Cristello, Vice President	The Northern Trust Company	Vice President

Alain Cubeles, Senior Vice President	The Northern Trust Company	Senior Vice President

Susan C. Czochara, Vice President	The Northern Trust Company	Vice President

Louis R. D’Arienzo, Vice President	Northern Trust Bank, N.A.	Vice President

James Danaher, Vice President	The Northern Trust Company	Vice President

Jordan D. Dekhayser, Vice President	The Northern Trust Company	Vice President

William Dennehy II, Vice President	The Northern Trust Company	Vice President

Michael C. Dering, Vice President	The Northern Trust Company	Vice President

Philip S. DeSantis, Vice President	The Northern Trust Company	Vice President

Timothy J. Detroy, Vice President	The Northern Trust Company	Vice President

Caroline E. Devlin, Vice President	The Northern Trust Company	Vice President

Joseph R. Diehl, Jr., Senior Vice President	The Northern Trust Company	Senior Vice President

John C. Doell, Vice President	The Northern Trust Company	Vice President

Anna Dvinsky Domb, Vice President	The Northern Trust Company	Vice President

Michael T. Doyle, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Peter John Driscoll, Vice President	The Northern Trust Company	Vice President

Michael J. Drucker, Vice President	The Northern Trust Company	Vice President

Orie Leslie Dudley, Jr., Director, Executive Vice President & CIO	The Northern Trust Company and Northern Trust Corporation	Executive Vice President and Chief Investment Officer

Margret Eva Duvall, Vice President	The Northern Trust Company	Vice President

Patrick E. Dwyer, Vice President	The Northern Trust Company	Vice President

Benjamin Easow, Vice President	The Northern Trust Company	Vice President

Craig Steven Edwards, Vice President	The Northern Trust Company	Vice President

Michael P. Egizio, Vice President	The Northern Trust Company	Vice President

Shannon L. Eidson, Vice President	The Northern Trust Company	Vice President

Deborah S. English, Vice President	The Northern Trust Company	Vice President

Steven R. Everett, Senior Vice President	The Northern Trust Company	Senior Vice President

Peter K. Ewing, Senior Vice President	The Northern Trust Company	Senior Vice President

Rosa E. Fausto, Vice President	The Northern Trust Company	Vice President

Gregory Fink, Senior Vice President	The Northern Trust Company	Senior Vice President

David B. Fitchett, Vice President	The Northern Trust Company	Vice President

Peter J. Flood, Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Joseph J. Flowers, Vice President	The Northern Trust Company	Vice President

Carolyn D. Franklin, Vice President	The Northern Trust Company	Vice President

Lee R. Freitag, Vice President	The Northern Trust Company	Vice President

Christopher A. Fronk, Senior Vice President	The Northern Trust Company	Senior Vice President

Sophia S. Gellen, Vice President	The Northern Trust Company	Vice President

Stephanie L. Geller, Senior Vice President	The Northern Trust Company	Senior Vice President

Kim Marie Geraghty, Vice President	The Northern Trust Company	Former Vice President

Jennifer Ann Gerlach, Vice President	The Northern Trust Company	Vice President

Donna Gingras, Senior Vice President & Controller	Northern Trust Securities, Inc.	Senior Vice President

Izabella Goldenberg, Vice President	The Northern Trust Company	Vice President

Mark C. Gossett, Director, Senior Vice President & COO	The Northern Trust Company	Senior Vice President

Katherine D. Graham, Senior Vice President	The Northern Trust Company	Senior Vice President

Robert S. Gray, Senior Vice President	The Northern Trust Company	Senior Vice President

Laura Jean Gregg, Vice President	The Northern Trust Company	Vice President

Michelle D. Griffin, Vice President	The Northern Trust Company	Vice President

Ann M. Halter, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Alice S. Hammer, Vice President	The Northern Trust Company	Vice President

Scott A. Hammond, Vice President	The Northern Trust Company	Vice President

Geoffrey M. Hance, Senior Vice President	The Northern Trust Company	Senior Vice President

William A. Hare, Vice President	The Northern Trust Company	Vice President

Alec R. Harrell, Vice President	The Northern Trust Company	Vice President

Nora J. Harris, Vice President	The Northern Trust Company	Vice President

Philip Dale Hausken, Senior Vice President	The Northern Trust Company	Senior Vice President

Sheri Barker Hawkins, Senior Vice President	The Northern Trust Company	Senior Vice President

Jennifer A. Heckler, Vice President	The Northern Trust Company	Vice President

Robert G. Heppell, Vice President	The Northern Trust Company	Vice President

Stefanie Jaron Hest, Vice President	The Northern Trust Company	Vice President

Kent C. Hiemenz, Senior Vice President	The Northern Trust Company	Senior Vice President

Susan Hill, Senior Vice President	The Northern Trust Company	Senior Vice President

Jackson L. Hockley, Senior Vice President	The Northern Trust Company	Senior Vice President

Jean-Pierre Holland, Vice President	The Northern Trust Company	Vice President

Bruce S. Honig, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Ylondia M. Hudson, Vice President	The Northern Trust Company	Vice President

William E. Hyatt, Vice President	The Northern Trust Company	Vice President

Daniel T. Hynes, Vice President	The Northern Trust Company	Vice President

Richard J. Inzunza, Vice President	The Northern Trust Company	Vice President

John W. Iwanicki, Senior Vice President	The Northern Trust Company	Senior Vice President

Tamara L. Jackson, Senior Vice President	The Northern Trust Company	Senior Vice President

Peter M. Jacobs, Senior Vice President	The Northern Trust Company	Senior Vice President

Chrisopher J. Jaeger, Vice President	The Northern Trust Company	Vice President

Amy L. Johnson, Vice President	The Northern Trust Company	Vice President

Barbara M. Johnston, Vice President	The Northern Trust Company	Vice President

Lucia A. Johnston, Vice President	The Northern Trust Company	Vice President

Evangeline Mendoza Joves, Vice President	The Northern Trust Company	Vice President

David P. Kalis, Senior Vice President	The Northern Trust Company	Senior Vice President

Kathleen Kalp, Senior Vice President	The Northern Trust Company	Senior Vice President

Ann F. Kanter, Vice President	The Northern Trust Company	Vice President

Kendall Lee Kay, Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Archibald E. King III, Senior Vice President	The Northern Trust Company	Senior Vice President

Deborah L. Koch, Vice President	The Northern Trust Company	Vice President

John A. Konstantos, Vice President	The Northern Trust Company	Vice President

Konstantinos S. Kordalis, Vice President	The Northern Trust Company	Vice President

Donald H. Korytowski, Vice President	The Northern Trust Company	Vice President

Nikolas Kotsogiannis, Vice President	The Northern Trust Company	Vice President

Michael R. Kovacs, Vice President	The Northern Trust Company	Vice President

Michael L. Krauter, Vice President	The Northern Trust Company	Vice President

Kevin R. Kresnicka, Vice President	The Northern Trust Company	Vice President

John L. Krieg, Senior Vice President	The Northern Trust Company	Senior Vice President

David Lamb, Vice President	The Northern Trust Company	Vice President

Heather M. Letts, Vice President	The Northern Trust Company	Vice President

Dustin A. Lewellyn, Vice President	The Northern Trust Company	Vice President

Julie M. Loftus, Vice President	The Northern Trust Company	Vice President

Lyle Logan, Director & Executive Vice President	The Northern Trust Company	Executive Vice President

Jeanne M. Ludwig, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Mary Lukic, Vice President	The Northern Trust Company	Vice President

Lisa Ann Lupi, Vice President	The Northern Trust Company	Vice President

Cary J. Lyne, Senior Vice President	The Northern Trust Company	Senior Vice President

William A. Lyons, Vice President	The Northern Trust Company	Vice President

Stella Mancusi, Vice President	The Northern Trust Company	Vice President

George P. Maris, Senior Vice President	The Northern Trust Company	Senior Vice President

Daniel James Marshe, Vice President	The Northern Trust Company	Vice President

Deborah A. Mastuantuono, Vice President	The Northern Trust Company	Vice President

Peter L. Matteucci, Vice President	The Northern Trust Company	Vice President

Mary Jane McCart, Senior Vice President	The Northern Trust Company	Senior Vice President

James D. McDonald, Senior Vice President	The Northern Trust Company	Senior Vice President

Lisa M. McDougal, Vice President	The Northern Trust Company	Vice President

Douglas J. McEldowney, Vice President	The Northern Trust Company	Vice President

Timothy T. McGregor, Senior Vice President	The Northern Trust Company	Senior Vice President

David K. McHugh, Senior Vice President	The Northern Trust Company	Senior Vice President

Melinda S. Mecca, Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Ashish R. Mehta, Vice President	The Northern Trust Company	Vice President

Marilyn J. Meservey, Vice President & Asst. Treasurer	The Northern Trust Company	Vice President

Peter M. Michaels, Vice President	The Northern Trust Company	Vice President

John P. Mirante, Vice President	The Northern Trust Company	Vice President

Tomothy A. Misik, Vice President	The Northern Trust Company	Vice President

James L. Mitchell, Vice President	The Northern Trust Company	Vice President

Scott O. Muench, Vice President	Northern Trust Bank, N.A.	Vice President

Shaun D. Murphy, Senior Vice President	The Northern Trust Company	Senior Vice President

Matthew L. Myre, Vice President	The Northern Trust Company	Vice President

Curtis A. Nass, Vice President	The Northern Trust Company	Vice President

Charles J. Nellans, Vice President	The Northern Trust Company	Vice President

Daniel J. Nelson, Vice President	The Northern Trust Company	Vice President

Eric D. Nelson, Vice President	The Northern Trust Company	Vice President

Greg M. Newman, Vice President	The Northern Trust Company	Vice President

William M. Nickey III, Vice President	The Northern Trust Company	Vice President

Thomas E. O’Brien, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Eileen M. O’Connor, Vice President	The Northern Trust Company	Vice President

Kevin J. O’Shaughnessy, Vice President	The Northern Trust Company	Vice President

Matthew Peron, Senior Vice President	The Northern Trust Company	Senior Vice President

Daniel J. Personette, Vice President	The Northern Trust Company	Vice President

Daniel J. Phelan, Vice President	The Northern Trust Company	Vice President

Jonathan S. Pincus, Vice President	The Northern Trust Company	Vice President

Donald R. Pollak, Senior Vice President	The Northern Trust Company	Senior Vice President

Ofelia M. Potter, Vice President	The Northern Trust Company	Vice President

Stephen N. Potter, Director	The Northern Trust Company	Director

Nancy Prezioso Babich, Vice President	The Northern Trust Company	Vice President

Katie D. Pries, Senior Vice President	The Northern Trust Company	Senior Vice President

Patrick D. Quinn, Vice President	The Northern Trust Company	Vice President

Andrew F. Rakowski, Vice President	The Northern Trust Company	Vice President

Chad M. Rakvin, Senior Vice President	The Northern Trust Company	Senior Vice President

Brent D. Reeder, Senior Vice President	The Northern Trust Company	Senior Vice President

Jacqueline R. Reller, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Donna Lee Renaud, Vice President	The Northern Trust Company	Vice President

Kristina Anne Richardson, Vice President	The Northern Trust Company	Vice President

Alan W. Robertson, Director & Senior Vice President	The Northern Trust Company	Senior Vice President

Colin A. Robertson, Senior Vice President	The Northern Trust Company	Senior Vice President

Heather Parkes Rocha, Vice President	The Northern Trust Company	Vice President

Duane Scott Rocheleau, Senior Vice President	The Northern Trust Company	Senior Vice President

Theresa M. Rowohlt, Vice President	The Northern Trust Company	Vice President

Lori Rae Runquist, Senior Vice President	The Northern Trust Company	Senior Vice President

John D. Ryan, Vice President	The Northern Trust Company	Vice President

Alexander D. Ryer, Vice President	The Northern Trust Company	Vice President

Joyce St. Clair, Director	The Northern Trust Company	Executive Vice President

Steven J. Santiccioli, Vice President	The Northern Trust Company	Vice President

Steven A. Schoenfeld, Senior Vice President	The Northern Trust Company	Senior Vice President

Eric K. Schweitzer, Senior Vice President	The Northern Trust Company	Senior Vice President

Guy J. Sclafani, Vice President	The Northern Trust Company	Vice President

Richard Raymond Seward, Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Vernessa Sewell, Vice President	The Northern Trust Company	Vice President

Christopher D. Shipley, Vice President	The Northern Trust Company	Vice President

John D. Skjervem, Senior Vice President	The Northern Trust Company	Senior Vice President

Stephen P. Sliney, Vice President	The Northern Trust Company	Vice President

Mark C. Sodergren, Vice President	The Northern Trust Company	Vice President

Theodore T. Southworth, Senior Vice President	The Northern Trust Company	Senior Vice President

Carol J. Spartz, Vice President	The Northern Trust Company	Vice President

Allison Walpole Stewart, Vice President	The Northern Trust Company	Vice President

Colin S. Stewart, Vice President	Northern Trust Securities, Inc.	Vice President

Kurt S. Stoeber, Vice President	The Northern Trust Company	Vice President

Peter C. Stournaras, Senior Vice President	The Northern Trust Company	Senior Vice President

Robert N. Streed, Senior Vice President	The Northern Trust Company	Senior Vice President

Carol H. Sullivan, Senior Vice President	The Northern Trust Company	Senior Vice President

Kevin P. Sullivan, Vice President	The Northern Trust Company	Vice President

Carolyn B. Szaflik, Vice President	Northern Trust Bank, N.A.	Vice President

Jon E. Szostak II, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Frank D. Szymanek, Senior Vice President	The Northern Trust Company	Senior Vice President

Brad L. Taylor, Vice President	The Northern Trust Company	Vice President

James C. Taylor, Vice President	The Northern Trust Company	Vice President

Sunitha C. Thomas, Vice President	The Northern Trust Company	Vice President

Jane W. Thompson, Senior Vice President	The Northern Trust Company	Senior Vice President

Jennifer Kamp Trethaway, Executive Vice President	The Northern Trust Company	Executive Vice President

Betsy Licht Turner, Senior Vice President	The Northern Trust Company	Senior Vice President

Matthew R. Tushman, Senior Vice President	The Northern Trust Company	Senior Vice President

David J. Unger, Vice President	The Northern Trust Company	Vice President

Christopher W. Van Alstyne, Vice President	The Northern Trust Company	Vice President

Brett A. Varchetto, Vice President	The Northern Trust Company	Vice President

Michael A. Vardas, Director & Senior Vice President	The Northern Trust Company	Senior Vice President

Richard Allan Vigsnes II, Senior Vice President	The Northern Trust Company	Senior Vice President

Jens A. Vinje, Vice President	The Northern Trust Company	Vice President

Frederick H. Waddell, Director & President & CEO	The Northern Trust Company	President C&IS

Sharon M. Walker, Vice President	Northern Trust Bank, N.A.	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Jeff M. Warland, Vice President	The Northern Trust Company	Vice President

Scott B. Warner, Vice President	The Northern Trust Company	Vice President

Lloyd A. Wennlund,	The Northern Trust Company	Executive Vice President
Director and Executive Vice President	Northern Trust Securities, Inc.	President

Anthony E. Wilkins, Senior Vice President	The Northern Trust Company	Senior Vice President

Thomas C. Williams, Vice President	The Northern Trust Company	Vice President

Marie C. Winters, Vice President	The Northern Trust Company	Vice President

Joseph E. Wolfe, Vice President	The Northern Trust Company	Vice President

Kai Yee Wong, Vice President	Northern Trust Bank, N.A.	Vice President

Mary Kay Wright, Vice President	The Northern Trust Company	Vice President

Matthew C. Wruck, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTGIL)	Name of Other Company	Position with Other Company
Jeremy R. Biggs, Vice President	None

David Blake, Vice President	None

Wayne George Bowers, Senior Vice President	None

Jenny Bright, Vice President	None

Name and Position with Investment Adviser (NTGIL)	Name of Other Company	Position with Other Company
Nigel Brill, Vice President	None

Andrew Clack, Vice President	None

Simon Cohen, Vice President	None

Joan Doherty, Vice President	None

Stephen Dowds, Senior Vice President	None

Orie Leslie Dudley, Jr., Director	The Northern Trust Company Northern Trust Investments, N.A.	Executive Vice President Director, Executive Vice President & CIO

Martin Ekers, Vice President	None

Lucien Fletcher, Vice President	None

Jan Fonseka, Vice President	None

Didier Haenecour, Vice President	None

Kevin S. Hardy, Senior Vice President	None

Morella Hessels, Vice President	None

James Hillery, Vice President	None

Lesley E. Hodgson, Senior Vice President	None

Sue Jackson, Vice President	None

Name and Position with Investment Adviser (NTGIL)	Name of Other Company	Position with Other Company
Diane E. Jones, Vice President	None

Paula M. Kenee, Senior Vice President	None

Adnan Ahmed Khan, Vice President	None

John Kilcommons, Vice President	None

Marina Marchand, Vice President	None

Cherry McCormack, Senior Vice President	None

Melissa Mitchelson, Vice President	None

Shariffa Mubarak, Senior Vice President	None

Troy Muniz, Senior Vice President	None

Carol O’Connor, Vice President	None

Marcelo Pesci, Vice President	None

Bert Rebelo, Vice President	None

David P. Robinson, Vice President	None

David Rothon, Vice President	None

Judith Scattergood, Vice President	None

Geeta Sharma, Vice President	None

Name and Position with Investment Adviser (NTGIL)	Name of Other Company	Position with Other Company
Stephen D. Watson, Vice President	None

Name and Position with Investment Adviser (NTGA)	Name of Other Company	Position with Other Company
Brayton Alley, Vice President	The Northern Trust Company (“NTC”)	Vice President

Tom Benzmiller, Senior Vice President Chief Marketing Officer	The Northern Trust Company of Connecticut (“NTCC”)	Senior Vice President Chief Marketing Officer

Craig R. Carberry, Assistant Secretary	NTCC	Vice President

Julie H. Castillo, Vice President	NTCC	Vice President

Rossana A. Colangelo, Senior Vice President	NTCC	Senior Vice President

Luis F. Diez, Vice President	NTCC	Vice President

Bradley M. Dorchinecz, Vice President	None	Vice President

Anna Domb, Vice President	NTC	Vice President

Jennifer L. Driscoll, Director	World Wide Operations & Technology	Senior Vice President

David J. Dykstra, Executive Vice President	NTCC NTCC	Executive Vice President Senior Vice President

Allison K Fraser, Vice President	NTCC NT Alpha Strategies Fund	Vice President Chief Compliance Officer

Robert D. Furnari, Executive Vice President	NTCC	Executive Vice President

Ravi A Gautham, Senior Vice President	None

Name and Position with Investment Adviser (NTGA)	Name of Other Company	Position with Other Company
Robert Gyorgy, Vice President	NTCC	Vice President

Jessica A. Hart, Vice President	NTCC	Vice President

Stephen Hearty, Director	NTC	Senior Vice President

Susan J. Hill, Senior Vice President Chief Compliance Officer	NTC NTCC	Senior Vice President Senior Vice President, Chief Compliance Officer

J. Duncan Horton, Vice President, Chief Financial Officer	NTCC	Vice President, Chief Financial Officer

Lizabeth R. Boeckmann, Vice President	NTCC	Vice President

Alena Karr, Vice President	NTCC	Vice President

Darren G. Kimsey, Vice President	NTCC	Vice President

Edward O. Krum, Vice President	NTCC	Vice President

Heidi J. Levin, Vice President	None

John M. McCareins, Vice President	NTCC	Vice President

Joseph W. McInerney, Senior Vice President & Chief Operating Officer	NTCC	Senior Vice President & Chief Operating Office

Michael T. Meegan, Senior Vice President	NTCC	Senior Vice President

Steven A. Miller, Senior Vice President	NTCC NTC	Senior Vice President Senior Vice President

Robert P. Morgan, Senior Vice President	None

Name and Position with Investment Adviser (NTGA)	Name of Other Company	Position with Other Company
William L. Morrison, Director	Personal Financial Services	President

Dennis C. Piper, Senior Vice President	NTCC	Senior Vice President

Stephen N. Potter, Director	NTGIL NTC	President Executive Vice President

James M. Rauh, Director	Personal Financial Services	Senior Vice President

Allen Robertson, Senior Vice President Chairman, President & CEO	NTCC	Senior Vice President Chairman, President & CEO

Todd Rutley, Senior Vice President	NTCC	Senior Vice President

Julie Ruxton, Vice President	NTCC	Vice President

John L. Serfling, Vice President	NTCC	Vice President

Kazmirierz J. Sikora, Vice President	NTCC	Vice President

Trista D. Simoncek, Sr. Vice President	NTCC	Sr. Vice President

Edwina W. Sjoholm, Vice President	NTCC	Vice President

Andrew Smith, Senior Vice President Chief Investment Officer	NTCC NTGAL	Senior Vice President Chief Investment Officer

Nina B. Staley, Senior Vice President	NTCC	Senior Vice President

Melissa A. Standring, Senior Vice President	NTCC	Senior Vice President

Frank Sutton, Vice President	NTCC	Vice President

Name and Position with Investment Adviser (NTGA)	Name of Other Company	Position with Other Company
Jennifer K. Tretheway, Executive Vice President	NTCC NTC	Executive Vice President

Christopher E. Vella, Senior Vice President	NTCC	Senior Vice President

Victoria Vodolazchi, Vice President	NTCC	Vice President

Jeffrey F. Williams, Sr. Vice President	NTCC	Sr. Vice President

Altrinsic Global Advisors, LLC (“Altrinsic”) is a sub-adviser for the Registrant’s Multi-Manager International Equity Fund. The principal business address of Altrinsic is 100 First Stamford Place, Stamford, CT. Altrinsic is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”).

Name and Position with Altrinsic	Name of Other Company	Position with Other Company
John D. Hock, Managing Member, CIO	None

Deborah Judd, COO, CCO	None

Rehan Chaudhri Member, Portfolio Manager	None

John DeVita Member, Portfolio Manager	None

Copper Rock Capital Partners, LLC (“Copper Rock”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund. The principal business address of Copper Rock is 200 Clarendon Street, Boston, MA. Copper Rock is an investment adviser registered under the Advisers Act.

Name and Position with Copper Rock	Name of Other Company	Position with Other Company
Tucker M. Walsh Chief Executive Officer Head of Portfolio Management, and Manager	State Street Research & Management Co	Managing Director 06/97- 02/05

Name and Position with Copper Rock	Name of Other Company	Position with Other Company
Michael Malouf President, Portfolio Manager, and Manager	None

Peter J. Hadelman Principal and Head of Relationship Management	State Street Research & Management Co	Senior Vice President 05/-00-02/05

Gregory Poulos Principal and Senior Analyst	State Street Research & Management Co	Vice President 03/04- 02/05

David C. Cavanaugh Principal and Senior Analyst	Massachusetts Financial Services Company	Vice President 6/99-6/05
Vice President, Senior Equity Trader 05/99- 02/05

Michael Callahan Principal and Head Trader	State Street Research & Management Co

Michael Forrester Principal, Chief Operating Officer and Chief Compliance Officer	DDJ Capital Management	Chief Operating Officer 4/03-10/06

Thomas Moynihan Turpin Manager	Old Mutual (US) Holdings Inc	Executive Vice President and Chief Operating Officer 4/02- Present

Relevant Affiliated Directorships
	Barrow, Hanley, Mewhinney & Strauss, Inc. (an investment adviser)	Director since 4/08

	Thompson, Seigel & Walmsley LLC (an investment adviser)	Director since 4/08

	Dwight Asset Management Company LLC (an investment adviser)	Director since 4/08

	Clay Finlay LLC (an investment adviser)	Director since 3/08

	Old Mutual Funds III (a registered investment company)	Trustee since 2/08

	Old Mutual Capital, Inc. (an investment adviser)	Director since 1/08

Name and Position with Copper Rock	Name of Other Company	Position with Other Company
	Acadian Asset Management LLC (an investment adviser)	Director since 11/07

Delaware Management Company (“Delaware Management”) a series of Delaware Management Business Trust (“DMBT”) is a sub-adviser for the Registrant’s Multi-Manager Large Cap Fund. The principal business address of Delaware Management is 2005 Market Street, Philadelphia, PA 19103. DMBT is a registered investment adviser under the Advisers Act and a majority-owned subsidiary of Delaware Management Holdings, Inc. Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

Name and Position with Delaware Management	Name of Other Company	Position with Other Company
Patrick P. Coyne, Chairman/President/Chief Executive Officer	Lincoln National Investment Companies, Inc	President

	Kaydon Corp.	Director

	Investment Company Institute (ICI)	Board of Governors Member

	Committee Cradle of Liberty Council, BSA	Member of Investment

	St. John Vianney Roman Catholic Church	Finance Committee Member

Michael J. Hogan, Executive Vice President/Head of Equity Investments	Delaware Investment Advisers (a series of Delaware Management Business Trust)	Executive Vice President/Chief Investment Officer/Head of Equity Investments

John C. E. Campbell, Executive Vice President/Global Marketing & Client Services	Optimum Fund Trust	President/Chief Executive Officer

Philip N. Russo, Executive Vice President/Chief Administrative Officer

See Yeng Quek, Executive Vice President/Managing Director/Chief Investment Officer,	Lincoln National Investment Companies, Inc	Executive Vice President/Managing Director/Chief Investment Officer, Fixed Income
Fixed Income	HYPPCO Finance Company Ltd.	Director/Trustee

Name and Position with Delaware Management	Name of Other Company	Position with Other Company
Brian L. Murray, Jr., Senior Vice President/Chief Compliance Officer	Lincoln National Investment Companies, Inc.	Senior Vice President/Chief Compliance Officer

David P. O’Connor, Senior Vice President/Strategic Investment Relationships and Initiatives/ General Counsel	Optimum Fund Trust	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel/Chief Legal Officer

	Lincoln National Investment Companies, Inc.	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel/Chief Legal Officer

Geneva Capital Management Ltd. (“Geneva”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of Geneva is 250 East Wisconsin Avenue, Milwaukee, WI. Geneva is an investment adviser registered under the Advisers Act.

Name and Position with Geneva	Name of Other Company	Position with Other Company
Kris Amborn, Vice President	None

Amy S. Croen, Co-President	None

Michelle J. Picard, Vice President	None

William A. Priebe, Co-President	None

William F. Schneider, Inactive Principal	None

Jennison Associates LLC (“Jennison”) is a sub-adviser for the Registrant’s Multi-Manager Large Cap Fund. The principal business address of Jennison is 466 Lexington Avenue, New York, NY. Jennison is an investment adviser registered under the Advisers Act.

Name and Position with Jennison	Name of Other Company	Position with Other Company
Spiros Segalas, President, Chief Investment Officer & Director	None

Bernard Bruce Winograd, Director	None

Dennis Miles Kass, Chief Executive Officer, Chairman & Director	None

Stephanie Willis, Vice President & Chief Compliance Officer	None

Mehdi Asif Mahmud, Product Management and Business Strategy, Vice Chairman, Chief Operating Officer & Director	None

Kenneth Moore, Executive Vice President & Chief Financial Officer	None

Leslie Rolison, Senior Vice President & Head of Human Resources/Corporate Services	None

Mirry Melissa Hwang, Vice President & Secretary (Functions as Chief Legal Officer)	None

Ronald Keith Andrews, Director	None

John Timothy Knierim, Director	None

Name and Position with Jennison	Name of Other Company	Position with Other Company
Joseph Michael Carrabes, Executive Vice President & Head of Institutional Sales and Client Service	None

Charles F. Lowrey, Director	None

Stuart Sherman Parker, Executive Vice President and Head of Retail	None

LSV Asset Management (“LSV”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of LSV is One North Wacker Drive, Chicago, IL. LSV is an investment adviser registered under the Advisers Act.

Name and Position with LSV	Name of Other Company	Position with Other Company
Tremaine Atkinson, Partner, COO, CCO	None

Christopher LaCroix, Partner, Managing Director of Business Development	None

Josef Lakonishok, Partner, CEO, CIO, Portfolio Manager	University of Illinois	Professor of Finance

Menno Vermeulen, Partner, Portfolio Manager	None

Marsico Capital Management, LLC (“Marsico”) is a sub-advisor for the Registrant’s Multi-Manager Large Cap Fund. The principal business address is 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico is an investment adviser registered under the Advisers Act.

Name and Position with Marsico	Name of Other Company	Position with Other Company
Thomas F. Marsico, Chief Executive Officer/ Chief Investment Officer

Name and Position with Marsico	Name of Other Company	Position with Other Company
Christopher J. Marsico, President

Steven R. Carlson, Executive Vice President and Chief Compliance Officer

Neil Gloude, Executive Vice President, Chief Financial Officer and Treasurer	Pricewaterhouse Coopers	Partner

Kenneth Johnson, Executive Vice President and Director of Marketing and Client Services

James G. Gendelman, Vice President, Senior Research Analyst and Portfolio Manager

Corydon J. Gilchrist, Vice President, Senior Research Analyst and Portfolio Manager

Metropolitan West Capital Management, LLC (“Met West Capital”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund and Multi-Manager Large Cap Fund. The principal business address of Met West Capital is 610 Newport Center Drive, Newport Beach, CA. Met West Capital is an investment adviser registered under the Advisers Act.

Name and Position with Met West	Name of Other Company	Position with Other Company
Steven M. Borowski, Vice President	None

Dennis H. Ferro, Director	None

Richard S. Gershen, Director	None

Howard Gleicher, CFA CEO, CIO	None

Thomas K. Hoops, Director	None

Name and Position with Met West	Name of Other Company	Position with Other Company
Michael H. Koonce, Secretary	None

Gary W. Lisenbee, President and Treasurer	None

Matthew C. Moss, Assistant Treasurer	None

OFI Institutional Asset Management, Inc. (“OFI”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund. The principal business address of OFI is 2 World Financial Center, New York, NY 10281. OFI is an investment adviser registered under the Advisers Act.

Name and Position with OFI	Name of Other Company	Position with Other Company
Amy Adamshick, Vice President	None

Janette Aprilante, Secretary	Centennial Asset Management Corporation, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corporation, Oppenheimer Real Asset Management, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc., Trinity Investment Management Corporation, OppenheimerFunds Legacy Program and OFI Private Investments Inc.	Secretary

	OFI Trust Company	Assistant Secretary

	OppenheimerFunds, Inc.	Vice President and Secretary

Marc Baylin, Vice President	OppenheimerFunds, Inc.	Vice President

Richard Betts, Vice President	None

Edward Bickford, Vice President	None

Patrick Bisbey, Vice President	None

Gerald B. Bellamy, Vice President	OppenheimerFunds, Inc.	Vice President

Name and Position with OFI	Name of Other Company	Position with Other Company
Rajeev Bhaman, Vice President	OppenheimerFunds, Inc.	Vice President

Emanuele Bergagnini, Assistant Vice President	None

Christine Carballo, Assistant Vice President	None

Christopher Crooks, Vice President	None

Geoffrey Crumrine, Assistant Vice President	None

John Damian, Vice President	OppenheimerFunds, Inc.	Vice President

Steven Dray, Vice President	None

Kristie Feinberg, Treasurer	OppenheimerFunds, Inc.	Vice President and Assistant Treasurer

Blake Gall, Vice President	None

James Glover, Vice President	None

Daniel Goldfarb, Vice President	None

Barry Goggins, Vice President	None

Benjamin J. Gord, Vice President	HarbourView Asset Management Corporation and OppenheimerFunds, Inc.	Vice President

Shawn Hogan, Assistant Vice President	None

Marilyn Mendel Han, Vice President	None

Lorene Heebner, Vice President	None

Name and Position with OFI	Name of Other Company	Position with Other Company
Joseph Higgins, Vice President	OppenheimerFunds, Inc.	Vice President

Thomas Hoey, Vice President	None

Benjamin Holmes, Assistant Vice President	None

Brian Hourihan, Assistant Secretary	OppenheimerFunds, Inc.; Assistant Secretary of HarbourView Asset Management Corporation, Oppenheimer Real Asset Management, Inc. and Trinity Investment Management Corporation	Vice President and Deputy General Counsel

None

	OppenheimerFunds, Inc.;	Vice President

	OppenheimerFunds International Distributor Limited	Director

Joseph Hosler, Vice President	None

John Huttlin, Senior Vice President	OppenheimerFunds, Inc. OppenheimerFunds International Distributor Limited	Vice President Director

John Keady, Vice President	None

Robert Kosowksy, Assistant Vice President	Formerly at Ballentine, Finn & Company prior to April 2008

Lamar Kunes, Vice President	None

Jeffrey P. Lagarce, President	OppenheimerFunds, Inc.	Senior Vice President

Christopher M. Leavy, Senior Vice President	OppenheimerFunds, Inc.	Senior Vice President

Name and Position with OFI	Name of Other Company	Position with Other Company
John B. Lieb, Chief Operating Officer	None

Angelo G. Manioudakis, Senior Vice President	HarbourView Asset Management Corporation and of OppenheimerFunds, Inc.	Senior Vice President

Charles L. McKenzie, Chairman, Chief Executive Officer, Chief Investment Officer and Director	OFI Trust Company	Chairman of the Board, Director, Chief Executive Officer and President
	OppenheimerFunds, Inc.	Senior Vice President

	HarbourView Asset Management Corporation	Chief Executive Officer, President, Senior Managing Director and Director

	Trinity Investment Management Corporation	Chairman, President; Director

	Vice President	Oppenheimer Real Asset Management, Inc.

John V. Murphy, Director	Oppenheimer Acquisition Corp.	President and Management Director
	OppenheimerFunds, Inc.	Chairman, President, Chief Executive Officer & Director

	Oppenheimer Real Asset Management, Inc.	President and Director

	Shareholder Services, Inc. and Shareholder Financial Services, Inc.	Chairman and Director

	Centennial Asset Management Corporation, OppenheimerFunds Distributor, Inc., OFI Institutional Asset Management, Inc., Trinity Investment Management Corporation, Tremont Group Holdings, Inc., HarbourView Asset Management Corporation and OFI Private Investments Inc.	Director

	Massachusetts Mutual Life Insurance Company	Executive Vice President

	DLB Acquisition Corporation; a member of the Investment Company Institute’s Board of Governors	Director

Name and Position with OFI	Name of Other Company	Position with Other Company
Neil McCarthy, Vice President	None

Timothy Muffley, Vice President	None

Scott Martin, Assistant Vice President	Formerly at Pioneer Investments Inc. prior to August 2006

Stephen Peacock, Vice President	None

Mark Pepper, Vice President	Formerly at Sit Investment Associates prior to November 2007

Mitali Prasad, Vice President	None

Lori Proper, Vice President	None

David Risgin, Assistant Vice President	Formerly at Meketa Investment Group prior to February 2007

Steven Saner, Vice President	None

David Schmidt, Vice President	None

Steven Snyder, Vice President	None

Arthur Steinmetz, Vice President	OppenheimerFunds, Inc.	Senior Vice President

Thomas Waters, Vice President	Formerly at Putnam Investments prior to April 2008	Employee

Jacqueline Waterman Williams, Vice President	None

Lucia Viveiros, Assistant Vice President	None

Mitchell Williams, Vice President	None

Name and Position with OFI	Name of Other Company	Position with Other Company
Mark S. Vandehey, Chief Compliance Officer	OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.;	Vice President and Chief Compliance Officer

	HarbourView Asset Management Corporation, Real Asset Management, Inc., Shareholder Financial Services, Inc., Trinity Investment Management Corporation, OppenheimerFunds Legacy Program, OFI Private Investments Inc. and OFI Trust Company	Chief Compliance Officer

	OppenheimerFunds, Inc.	Senior Vice President and Chief Compliance Officer

Carol E. Wolf, Vice President	HarbourView Asset Management Corporation, Centennial Asset Management Corporation and OppenheimerFunds, Inc.	Senior Vice President

	Colorado Ballet	Board Member

Kurt Wolfgruber, Director	OppenheimerFunds, Inc.	President, Chief Investment Officer & Director

	HarbourView Asset Management Corporation and OppenheimerFunds Distributor, Inc.	Director

Robert G. Zack, Senior Vice President & General Counsel	Centennial Asset Management Corporation	General Counsel

	OppenheimerFunds Distributor, Inc.	General Counsel and Director

	HarbourView Asset Management Corporation	Senior Vice President and General Counsel

	OppenheimerFunds, Inc.	Executive Vice President and General Counsel

	Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments Inc. and OFI Trust Company	Senior Vice President, General Counsel and Director

	OppenheimerFunds International Ltd. and OppenheimerFunds plc	Director and Assistant Secretary

Name and Position with OFI	Name of Other Company	Position with Other Company
	Oppenheimer Acquisition Corp.	Vice President, Secretary and General Counsel

	OppenheimerFunds International Distributor Limited	Director

	OppenheimerFunds Legacy Program	Vice President

Mark D. Zavanelli, Vice President	OppenheimerFunds, Inc.	Vice President

Jason Zeman, Vice President	Formerly at Sun Capital Advisors prior to February 2007

Systematic Financial Management, L.P. (“Systematic”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of Systematic is 300 Frank W. Burr Blvd., Teaneck, NJ 07666. Systematic is an investment adviser registered under the Advisers Act.

Name and Position with Systematic	Name of Other Company	Position with Other Company
Gyanendra (Joe) K. Joshi, Chief Executive Officer	None

Karen E. Kohler, Chief Operations Officer/Chief Compliance Officer	None

D. Kevin McCreesh, CFA, Chief Investment Officer,	None

Kenneth W. Burgess, CFA, Portfolio Manager	None

Ronald M. Mushock, CFA, Portfolio Manager	None

Joseph M. Sharma, CFA, Portfolio Manager	None

Eoin E. Middaugh, CFA, Portfolio Manager	None

Aman Patel, Equity Analyst	None

Name and Position with Systematic	Name of Other Company	Position with Other Company
Jakov Stipanov, CFA, Equity Analyst	None

Rick Plummer, CFA, Equity Analyst	None

W. Ryan Wick, Equity Analyst	None

Tom LaBarbera Jr., Equity Analyst	None

Ross O’Toole, CFA, Equity Analyst	None

Brian Kostka, CFA, Equity Analyst	None

Matthew Tangel, Equity Analyst	None

Christopher Lippincott, Jr., Equity Analyst	None

TCW Investment Management Company (“TCW”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of TCW is 865 South Figueroa Street, Los Angeles, CA. TCW is an investment adviser registered under the Advisers Act.

Name and Position with TCW	Name of Other Company	Position with Other Company
Robert D. Beyer, Chief Executive Officer	Allstate Corporation,	Board Member
	The Kroger Co.,	Board Member

	The MLA Sports, LLC	Board Member

Jeffrey Gundlach, Chief Investment Officer	None

Patrick R. Pagni, Executive Vice President	Aedian (formerly Sys-Com Group)	Board Member
	SGAM Inc.	Board Member

	Sys-Com Group (now: Aedian)	Board Member

Michael E. Cahill, Group Managing Director/General Counsel	Constitutional Rights Foundation	Board Member
	Southwestern University School of Law	Board Member

Name and Position with TCW	Name of Other Company	Position with Other Company
David S. DeVito, Group Managing Director/Chief Financial Officer	Archdiocese of Los Angeles Loyola High School YMCA of Metropolitan L.A.	Board Member Board Member Board Member

Jeffrey B. Anderson, Managing Director	None

Peter A. Brown, Managing Director, Tax	None

Joseph M. Burschinger, Managing Director/ Chief Risk Officer	None

Jeannie Finkel, Managing Director	None

Erin K. Freeman, Managinh Director, Corporate Communications	None

Hilary G. D. Lord, Managing Director, Compliance	None

Ned Moran, Managing Director, Technology	None

Michael P. Reilly, Managing Director and Director of U.S. Equity Research	None

Robert A. Day, Chairman	Claremeont McKenna College Foley Timer & Land Co. Freeport McMoran Copper/Gold Societe Generale Syntroleum Corporation WM Keck Foundation Willametta K. Day Foundation	Board Member Board Member Board Member Board Member Board Member Board Member Board Member

Name and Position with TCW	Name of Other Company	Position with Other Company
Thomas E. Larkin, Jr., Vice Chairman	Archdiocese of Los Angeles	Board Member
	Automobile Club of Southern CA	Board Member

	Children’s Hospital of L.A.	Board Member

	LA84 Foundation (fka: Amateur Athletic Foundation)	Board Member

	Loyola Marymount University	Board Member

	University of Notre Dame	Board Member

Marc I. Stern, Vice Chairman	California Institute of Technology Qualcomm, Incorporated	Board Member Board Member

Tradewinds Global Investors, LLC (“Tradewinds”) is a sub-adviser for the Registrant’s Multi-Manager International Equity Fund. The principal business address of Tradewinds is 2049 Century Park East, 20th Floor, Los Angeles, CA 90067. Tradewinds is an investment adviser registered under the Advisers Act.

Name and Position with Tradewinds	Name of Other Company	Position with Other Company
David Iben , CFA, Executive Managing Director, CIO, Executive Committee Member	None

Michael Mendez, Executive Managing Director, President, Executive Committee Member	None

Paul Hechmer, Managing Director, Executive Committee Member	None

Constance Lawton, Managing Director, COO, Executive Committee Member	Bear Stearns	Senior Managing Director, Global Equity Product Manager

Emily Alejos, CFA, Managing Director	Credit Suisse	Director, Portfolio Manager

Name and Position with Tradewinds	Name of Other Company	Position with Other Company
Peter Boardman, Managing Director	None

Ariane Mahler, Managing Director	Credit Suisse	Director, Analyst

Michael Mullane, CFA, Managing Director	None

Nathaniel Velarde, Managing Director, Director of Research	None

Sally Yanchus, Managing Director	None

Alberto Jimenez Crespo, CFA, Senior Vice President	None

Jane Crist, Senior Vice President, General Counsel and CCO	Jane Katz Crist, a professional corporation	Private Practice

Michael Hart, CFA, Senior Vice President	Hemisphere Asset Management	President

Isabel Satra, Senior Vice President	None

Stephen Smith, Senior Vice President	None

Carl White, CFA	None

UBS Global Asset Management-Americas (“UBS”) is a sub-adviser for the Registrant’s Multi-Manager International Equity Fund. The principal business address of UBS is One North Wacker Drive, Chicago, IL 60606. UBS is an investment adviser registered under the Advisers Act.

Name and Position with UBS	Name of Other Company	Position with Other Company
Brian David Singer, Chief Investment Officer and Director	None

Kai Reiner Sotorp, President and Director	None

Name and Position with UBS	Name of Other Company	Position with Other Company
Mark Frederick Kemper, Secretary and Chief Legal Officer	None

Joseph Michael McGill, Chief Compliance Officer	None

John Cyril Moore, Chief Financial Officer and Director	None

Barry Mitchell Mardinach, Director	None

William Blair & Company, LLC (“William Blair”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund and Multi-Manager International Equity Fund. The principal business address of William Blair is 222 West Adams Street, Chicago, IL. William Blair is an investment adviser registered under the Advisers Act.

Name and Position with William Blair	Name of Other Company	Position with Other Company
Timothy L.Burke, CFO	None

Edgar D. Coolidge, III Vice Chairman	None

John R. Ettelson, President, CEO	None

Richard D. Gottfred, SROP	None

William G. Grieg, Principal	None

Edgar D. Jannotta, Chairman	Aon Corp.	Director
	ComEd	Director

	Grifols, S.A.	Director

	Molex	Director

Richard P. Kiphart, Executive Committee Member	Advanced Biotherapy	Director
	Lime Energy (formerly Electric City Corp.)	Director

	Nature Vision Inc.	Director

Name and Position with William Blair	Name of Other Company	Position with Other Company
James D. McKinney, Executive Committee	None

Robert D. Newman, Executive Committee	None

Michelle R. Seitz-Musolino, Executive Committee	None

Richard W. Smirl, Principal, Investment Advisor CCO	None

Kenneth Wagner, Broker-Dealer CCO	None

Arthur Simon, Principal, General Counsel	None

Stephen Campbell, Director of Operations	None

Item 27.	Principal Underwriters

a.	Northern Funds Distributors, LLC (“the Distributor”) acts as principal underwriter for the following investment companies as of July 29, 2008:

Northern Institutional Funds

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 301 Bellevue Parkway, Wilmington, DE 19809.

b.	Northern Funds Distributors, LLC (“the Distributor”) is a wholly-owned subsidiary of PFPC Distributors, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company. The Distributor is a single-member, Wisconsin, limited liability company. As such, it does not have a board of directors.

The following is a list of the executive officers of the Distributor:

T. Thomas Deck	President and Chief Executive Officer
Bruno DiStefano	Vice President
Susan K. Moscaritolo	Vice President
Charlene Wilson	Treasurer and Financial Operations Principal, Chief Financial Officer
Rita Adler	Chief Compliance Officer
Jodi Jamison	Chief Legal Officer
Maria C. Schaffer	Controller and Assistant Treasurer
John Munera	Anti-Money Laundering Officer
Ronald Berge	Assistant Vice President
Carol Bommarito	Assistant Vice President
Jason Greim	Assistant Vice President
Bradley A. Stearns	Assistant Secretary and Assistant Clerk
Julie Bartos	Assistant Secretary and Assistant Clerk
Dianna A. Stone	Secretary and Clerk

c.	Not Applicable.

Item 28.	Location of Accounts and Records

The Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of PNC Global Investment Servicing (U.S.) Inc. (formerly named PFPC Inc.), 99 High Street, 27th Floor, Boston, Massachusetts 02110. Records for Northern Funds Distributors, LLC, the distributor, are located at 301 Bellevue Parkway, Wilmington, DE 19809. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60603 and NTI, 50 S. LaSalle Street, Chicago Illinois 60603.

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 62 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 11th day of September, 2008.

NORTHERN FUNDS

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 62 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Lloyd A. Wennlund	President	September 11, 2008
Lloyd A. Wennlund	(Principal Executive Officer)

/s/ Randal Rein	Treasurer	September 11, 2008
Randal Rein	(Principal Financial Officer and Principal Accounting Officer)

/s/ William L. Bax	Trustee Multi-Manager Funds	September 11, 2008
William L. Bax

/s/ Edward J. Condon, Jr.	Trustee Multi-Manager Funds	September 11, 2008
Edward J. Condon, Jr.

/s/ Sharon Gist Gilliam	Trustee Multi-Manager Funds	September 11, 2008
Sharon Gist Gilliam

/s/ Sandra Polk Guthman	Trustee Multi-Manager Funds	September 11, 2008
Sandra Polk Guthman

/s/ Michael H. Moskow	Trustee Multi-Manager Funds	September 11, 2008
Michael H. Moskow

/s/ Michael E. Murphy	Trustee Multi-Manager Funds	September 11, 2008
Michael E. Murphy

/s/ Richard P. Strubel	Trustee Multi-Manager Funds	September 11, 2008
Richard P. Strubel

/s/ Casey J. Sylla	Trustee Multi-Manager Funds	September 11, 2008
Casey J. Sylla

EXHIBIT INDEX

(d)(25)	Addendum No. 1 to the Amended and Restated Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A.

(d)(26)	Form of Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc. and Northern Trust Investments, N.A.

(d)(57)	Form of Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and each sub-adviser

(e)(10)	Form of Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC

(e)(11)	Form of Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC

(g)(35)	Addendum No. 11 to the Foreign Custody Agreement between Registrant and The Northern Trust Company

(g)(36)	Form of Addendum No. 12 to the Foreign Custody Agreement between Registrant and The Northern Trust Company

(h)(27)	Addendum No. 26 to the Transfer Agency Agreement

(h)(28)	Form of Addendum No. 27 to the Transfer Agency Agreement

(h)(42)	Form of Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, Northern Trust Investments, N.A. and PNC Global Investment Servicing (U.S.) Inc.

(h)(43)	Form of Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, Northern Trust Investments, N.A. and PNC Global Investment Servicing (U.S.) Inc.

(j)(1)	Consent of Drinker Biddle & Reath LLP

(j)(2)	Consent of Deloitte & Touche LLP

(l)(29)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Developed International Small Cap Index Fund

(l)(30)	Form of Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Emerging Markets Equity Fund

(l)(31)	Form of Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Global Real Estate Fund